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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

Russell Investment Funds

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – June 30, 2013

Item 1. Reports to Stockholders

2013 SEMI-ANNUAL REPORT

Russell

Investment Funds

JUNE 30, 2013

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2013 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2013	$1,000.00	$1,000.00
Ending Account Value June 30, 2013	$1,137.50	$1,020.58
Expenses Paid During Period*	$4.50	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.9%
Consumer Discretionary - 15.2%
Aaron’s, Inc. Class A	14,300	401
Abercrombie & Fitch Co. Class A	26,600	1,203
Amazon.com, Inc. (Æ)	2,480	689
AutoNation, Inc. (Æ)	2,100	91
Avon Products, Inc.	24,021	505
Carnival Corp.	15,400	528
CBS Corp. Class B	13,500	660
Coach, Inc.	14,800	845
Comcast Corp. Class A	52,055	2,180
Costco Wholesale Corp.	1,249	138
Deckers Outdoor Corp. (Æ)(Ñ)	5,600	283
DIRECTV (Æ)	972	60
eBay, Inc. (Æ)	97,421	5,038
Estee Lauder Cos., Inc. (The) Class A	9,647	634
Foot Locker, Inc.	32,900	1,156
Ford Motor Co.	127,400	1,971
GameStop Corp. Class A (Ñ)	14,200	597
General Motors Co. (Æ)	32,700	1,089
Guess?, Inc.	31,100	965
Hanesbrands, Inc.	13,100	674
Harman International Industries, Inc.	7,900	428
Hertz Global Holdings, Inc. (Æ)	71,687	1,778
Home Depot, Inc.	28,659	2,221
Jack in the Box, Inc. (Æ)	8,000	314
Johnson Controls, Inc.	84,700	3,032
Kohl’s Corp.	12,100	611
Las Vegas Sands Corp.	26,305	1,392
Lowe’s Cos., Inc.	46,850	1,916
Macy’s, Inc.	18,000	864
Marriott Vacations Worldwide Corp. (Æ)	7,700	333
McDonald’s Corp.	26,726	2,646
MDC Holdings, Inc.	4,500	146
Michael Kors Holdings, Ltd. (Æ)	15,712	974
Nielsen Holdings NV	19,100	642
Nike, Inc. Class B	44,726	2,848
Nu Skin Enterprises, Inc. Class A	7,700	471
Penske Automotive Group, Inc.	3,300	101
PulteGroup, Inc. (Æ)	5,200	99
Royal Caribbean Cruises, Ltd.	3,800	127
Sirius XM Radio, Inc.	206,800	693
Sotheby’s Class A	17,400	660
Starbucks Corp.	69,954	4,582
Starwood Hotels & Resorts Worldwide, Inc. (ö)	21,940	1,386
Target Corp.	1,836	126
Tiffany & Co.	9,830	716
Time Warner, Inc.	86,940	5,027
TJX Cos., Inc.	2,058	103
Urban Outfitters, Inc. (Æ)	11,100	446
VF Corp.	3,430	662
Viacom, Inc. Class B	42,904	2,919
Wal-Mart Stores, Inc.	26,022	1,938
Walt Disney Co. (The)	35,787	2,260
Whirlpool Corp.	5,323	609
Yum! Brands, Inc.	28,275	1,960

		64,737

	Principal Amount ($) or Shares	Fair Value $
Consumer Staples - 5.4%
Altria Group, Inc.	5,758	201
Anheuser-Busch InBev NV - ADR	18,448	1,665
Archer-Daniels-Midland Co.	31,900	1,082
Bunge, Ltd.	10,000	708
Coca-Cola Co. (The)	93,011	3,730
Colgate-Palmolive Co.	43,669	2,502
ConAgra Foods, Inc.	16,600	580
CVS Caremark Corp.	29,360	1,679
General Mills, Inc.	1,841	89
Kellogg Co.	9,247	594
Kimberly-Clark Corp.	1,100	107
Molson Coors Brewing Co. Class B	10,500	503
Mondelez International, Inc. Class A	60,000	1,712
PepsiCo, Inc.	25,466	2,083
Philip Morris International, Inc.	12,610	1,092
Procter & Gamble Co. (The)	49,270	3,793
Reynolds American, Inc.	894	43
Rite Aid Corp. (Æ)	17,500	50
Sysco Corp.	1,709	58
TreeHouse Foods, Inc. (Æ)	2,700	177
Tyson Foods, Inc. Class A	17,000	437
Walgreen Co.	1,406	62

		22,947

Energy - 10.1%
Anadarko Petroleum Corp.	7,500	644
Apache Corp.	5,700	478
Atwood Oceanics, Inc. (Æ)	2,700	141
Cabot Oil & Gas Corp.	10,040	713
Chevron Corp.	30,898	3,658
Cimarex Energy Co.	5,800	377
ConocoPhillips	2,883	174
Diamond Offshore Drilling, Inc.	4,700	323
Exxon Mobil Corp.	133,129	12,030
Halliburton Co.	43,150	1,800
Kinder Morgan, Inc.	14,400	549
Marathon Oil Corp.	80,691	2,790
Marathon Petroleum Corp.	10,877	772
Murphy Oil Corp.	11,400	694
National Oilwell Varco, Inc.	33,327	2,296
Noble Energy, Inc.	34,496	2,071
Occidental Petroleum Corp.	33,274	2,969
Pioneer Natural Resources Co.	9,960	1,442
Precision Drilling Corp. (Ñ)	52,200	446
Rowan Companies PLC (Æ)	19,100	651
Schlumberger, Ltd.	39,969	2,864
SM Energy Co.	2,500	150
Southwestern Energy Co. (Æ)	39,750	1,452
Spectra Energy Corp.	1,904	66
Statoil ASA - ADR	32,000	662
Superior Energy Services, Inc. (Æ)	25,100	651
Tesoro Corp.	7,400	387
Total SA - ADR	8,600	419
Transocean, Ltd.	12,500	599
Whiting Petroleum Corp. (Æ)	12,600	580

		42,848

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Financial Services - 16.8%
ACE, Ltd.	34,491	3,086
Aflac, Inc.	202	12
Allstate Corp. (The)	19,127	920
American Express Co.	19,490	1,457
American International Group, Inc. (Æ)	15,000	671
American Tower Corp. Class A (ö)	17,660	1,292
Aspen Insurance Holdings, Ltd.	15,600	579
Assurant, Inc.	8,200	417
Axis Capital Holdings, Ltd.	15,500	710
Bank of America Corp.	138,200	1,778
Bank of New York Mellon Corp. (The)	53,000	1,487
BB&T Corp.	75,050	2,543
Berkshire Hathaway, Inc. Class B (Æ)	31,350	3,509
BlackRock, Inc. Class A	44	11
BOK Financial Corp.	2,030	130
Capital One Financial Corp.	68,350	4,293
Chubb Corp. (The)	10,238	866
Citigroup, Inc.	64,700	3,104
Comerica, Inc.	21,300	848
Cullen/Frost Bankers, Inc. (Ñ)	7,100	474
DiamondRock Hospitality Co. (ö)	22,300	208
Discover Financial Services	31,087	1,481
Endurance Specialty Holdings, Ltd.	6,500	334
Extra Space Storage, Inc. (ö)	11,500	482
Fotex Holding SE (Æ)	32,874	1,072
Franklin Resources, Inc.	5,174	704
Goldman Sachs Group, Inc. (The)	8,646	1,308
Hanover Insurance Group, Inc. (The)	10,300	504
Hartford Financial Services Group, Inc.	22,700	702
JPMorgan Chase & Co.	108,450	5,725
Lincoln National Corp.	18,533	676
Loews Corp.	663	29
M&T Bank Corp.	1,900	212
Markel Corp. (Æ)	3,139	1,654
Marsh & McLennan Cos., Inc.	1,585	63
Mastercard, Inc. Class A	4,121	2,367
MB Financial, Inc.	1,700	46
Mercury General Corp.	6,000	264
MetLife, Inc.	70,854	3,243
Morgan Stanley	24,800	606
Northern Trust Corp.	13,300	770
PartnerRe, Ltd. - ADR	7,760	703
People’s United Financial, Inc. (Ñ)	22,200	331
PNC Financial Services Group, Inc. (The)	43,550	3,176
Principal Financial Group, Inc.	6,900	258
ProAssurance Corp.	7,900	412
Prudential Financial, Inc.	33,400	2,439
Public Storage (ö)	412	63
Regions Financial Corp.	31,400	299
Reinsurance Group of America, Inc. Class A	5,100	352
RenaissanceRe Holdings, Ltd.	6,500	564
Signature Bank (Æ)	2,900	241
SLM Corp.	24,400	558
State Street Corp.	43,180	2,816
SunTrust Banks, Inc.	33,900	1,070

	Principal Amount ($) or Shares	Fair Value $
SVB Financial Group (Æ)	1,400	117
Symetra Financial Corp.	11,500	184
Thomson Reuters Corp.	969	32
Travelers Cos., Inc. (The)	10,275	821
US Bancorp	15,361	555
Valley National Bancorp (Ñ)	26,836	254
Visa, Inc. Class A	25,931	4,739
Wells Fargo & Co.	6,400	264
WR Berkley Corp.	9,700	396

		71,281

Health Care - 13.9%
Abbott Laboratories	37,565	1,311
AbbVie, Inc.	11,000	455
Actavis, Inc. (Æ)	6,400	808
Allergan, Inc.	16,563	1,395
Amarin Corp. PLC - ADR (Æ)(Ñ)	19,200	111
Amgen, Inc.	1,525	150
Baxter International, Inc.	67,112	4,648
Becton Dickinson and Co.	552	55
Biogen Idec, Inc. (Æ)	7,763	1,670
Bio-Rad Laboratories, Inc. Class A (Æ)	2,370	266
Bristol-Myers Squibb Co.	242	11
Cardinal Health, Inc.	10,100	477
Celgene Corp. (Æ)	5,226	611
Cerner Corp. (Æ)	14,700	1,413
Community Health Systems, Inc.	2,500	117
Covidien PLC	51,332	3,226
Eli Lilly & Co.	22,938	1,126
Express Scripts Holding Co. (Æ)	12,557	775
Forest Laboratories, Inc. (Æ)	20,800	853
Gilead Sciences, Inc. (Æ)	32,925	1,686
Health Net, Inc. (Æ)	4,400	140
Humana, Inc.	9,540	805
IDEXX Laboratories, Inc. (Æ)	5,400	485
Intuitive Surgical, Inc. (Æ)	2,976	1,507
Johnson & Johnson	80,727	6,931
LifePoint Hospitals, Inc. (Æ)	11,800	576
Magellan Health Services, Inc. (Æ)	4,800	269
McKesson Corp.	17,907	2,051
Medtronic, Inc.	11,325	583
Merck & Co., Inc.	22,681	1,053
Molina Healthcare, Inc. (Æ)	3,000	112
Novartis AG - ADR	17,250	1,220
Novo Nordisk A/S - ADR	5,820	902
Perrigo Co.	12,170	1,473
Pfizer, Inc.	288,997	8,094
Pharmacyclics, Inc. (Æ)	8,734	694
Regeneron Pharmaceuticals, Inc. (Æ)	6,068	1,365
St. Jude Medical, Inc.	20,904	954
Stryker Corp.	954	62
Teva Pharmaceutical Industries, Ltd. - ADR	12,350	484
Thermo Fisher Scientific, Inc. (Ñ)	19,885	1,683
UnitedHealth Group, Inc.	28,837	1,888
Valeant Pharmaceuticals International, Inc. (Æ)	22,364	1,925
Vertex Pharmaceuticals, Inc. (Æ)	10,310	823

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

WellCare Health Plans, Inc. (Æ)	1,000	56
WellPoint, Inc.	13,000	1,064
Zoetis, Inc. Class A	28,464	879

		59,242

Materials and Processing - 5.1%
Air Products & Chemicals, Inc.	582	53
CF Industries Holdings, Inc.	2,140	367
Commercial Metals Co.	24,300	359
Dow Chemical Co. (The)	28,100	904
Ecolab, Inc.	24,499	2,087
EI du Pont de Nemours & Co.	17,800	935
Fastenal Co.	26,340	1,208
Freeport-McMoRan Copper & Gold, Inc.	27,600	762
Huntsman Corp.	39,300	651
LyondellBasell Industries NV Class A	10,300	682
Masco Corp.	35,100	684
Monsanto Co.	58,804	5,810
Mosaic Co. (The)	26,800	1,442
MRC Global, Inc. (Æ)	6,600	182
Nucor Corp.	14,800	641
PPG Industries, Inc.	3,967	581
Praxair, Inc.	23,197	2,671
Precision Castparts Corp.	425	96
Sealed Air Corp.	7,200	172
Sherwin-Williams Co. (The)	3,000	530
Steel Dynamics, Inc.	44,159	659

		21,476

Producer Durables - 11.0%
3M Co.	1,979	216
ABM Industries, Inc.	7,800	191
Accenture PLC Class A	1,839	132
AGCO Corp.	13,100	657
Air Lease Corp. Class A	17,500	483
AO Smith Corp.	16,300	591
Automatic Data Processing, Inc.	29,586	2,038
Boeing Co. (The)	20,567	2,107
Brady Corp. Class A	5,700	175
Canadian Pacific Railway, Ltd.	5,877	713
Caterpillar, Inc.	11,000	907
CH Robinson Worldwide, Inc.	12,100	681
Con-way, Inc.	1,200	47
CSX Corp.	665	15
Cummins, Inc.	5,791	628
Curtiss-Wright Corp.	845	31
Danaher Corp.	1,700	108
Danone SA - ADR (Æ)	52,080	781
Deere & Co.	7,700	626
Delta Air Lines, Inc.	74,620	1,396
Eaton Corp. PLC	10,400	684
Electronics for Imaging, Inc. (Æ)	7,600	215
Emerson Electric Co.	18,356	1,001
FedEx Corp.	15,950	1,572
General Dynamics Corp.	6,000	470
General Electric Co.	321,869	7,465
Harsco Corp.	18,900	438

	Principal Amount ($) or Shares	Fair Value $
Honeywell International, Inc.	56,350	4,473
Huntington Ingalls Industries, Inc.	2,100	119
Illinois Tool Works, Inc.	1,085	75
Lexmark International, Inc. Class A	19,910	609
Lockheed Martin Corp.	762	83
Manpowergroup, Inc.	2,800	153
Norfolk Southern Corp.	5,930	430
Northrop Grumman Corp.	676	56
Orbital Sciences Corp. (Æ)	9,200	160
Parker Hannifin Corp.	7,600	725
Pentair, Ltd.	11,439	660
Pitney Bowes, Inc. (Ñ)	22,500	330
Raytheon Co.	924	61
Regal-Beloit Corp.	5,500	357
RR Donnelley & Sons Co. (Ñ)	21,400	300
Ryder System, Inc.	3,700	225
Snap-on, Inc.	6,600	590
Spirit Aerosystems Holdings, Inc. Class A (Æ)	10,200	219
Stanley Black & Decker, Inc.	7,900	611
Terex Corp. (Æ)	22,500	592
Textron, Inc.	27,800	724
Tidewater, Inc.	13,200	752
TransDigm Group, Inc.	10,749	1,685
Tyco International, Ltd.	19,300	636
UniFirst Corp.	1,700	155
Unilever NV (Æ)	27,312	1,074
Union Pacific Corp.	15,805	2,438
United Parcel Service, Inc. Class B	9,724	841
United Technologies Corp.	18,889	1,756
Waste Management, Inc.	1,349	54
Xerox Corp.	83,600	758
Xylem, Inc.	19,100	515

		46,584

Technology - 14.9%
Adobe Systems, Inc. (Æ)	19,053	869
Analog Devices, Inc.	31,596	1,424
Apple, Inc.	17,383	6,886
Avago Technologies, Ltd. Class A	17,800	665
Benchmark Electronics, Inc. (Æ)	11,200	225
Broadcom Corp. Class A	20,300	685
Brocade Communications Systems, Inc. (Æ)	96,600	556
Ciena Corp. (Æ)	5,700	111
Cisco Systems, Inc.	259,913	6,319
Cognizant Technology Solutions Corp. Class A (Æ)	736	46
Computer Sciences Corp.	13,100	573
Cree, Inc. (Æ)	8,198	524
Crown Castle International Corp. (Æ)	6,900	499
Electronic Arts, Inc. (Æ)	36,400	836
EMC Corp.	107,276	2,534
Facebook, Inc. Class A (Æ)	34,700	863
Google, Inc. Class A (Æ)	7,555	6,651
Hewlett-Packard Co.	75,900	1,883
Intel Corp.	81,066	1,964
International Business Machines Corp.	9,990	1,909

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Intersil Corp. Class A	35,600	278
Intuit, Inc.	18,385	1,122
Juniper Networks, Inc. (Æ)	32,100	620
Linear Technology Corp.	17,800	656
LinkedIn Corp. Class A (Æ)	4,633	826
LSI Corp. (Æ)	23,700	169
Marvell Technology Group, Ltd.	16,700	196
Mentor Graphics Corp.	14,000	274
Microchip Technology, Inc. (Ñ)	15,400	574
Microsoft Corp.	69,090	2,385
Motorola Solutions, Inc.	4,400	254
NetApp, Inc.	9,600	363
NVIDIA Corp.	52,600	738
Oracle Corp.	65,340	2,007
PMC - Sierra, Inc. (Æ)	23,500	149
QUALCOMM, Inc.	87,706	5,357
RF Micro Devices, Inc. (Æ)	36,500	195
Salesforce.com, Inc. (Æ)	39,060	1,491
SanDisk Corp. (Æ)	13,100	800
SAP AG - ADR (Ñ)	19,300	1,406
Symantec Corp.	51,400	1,155
Tech Data Corp. (Æ)	7,600	358
Texas Instruments, Inc.	77,927	2,716
Vodafone Group PLC - ADR	118,400	3,402
Yahoo!, Inc. (Æ)	158	4

		63,517

Utilities - 3.5%
Alliant Energy Corp.	6,000	303
Ameren Corp.	12,500	431
American Electric Power Co., Inc.	18,157	813
American States Water Co.	2,718	146
Aqua America, Inc.	800	25
AT&T, Inc.	111,051	3,930
CenturyLink, Inc.	157	6
Dominion Resources, Inc.	740	42
Duke Energy Corp.	1,823	123
Edison International	13,200	636
Encana Corp.	88,450	1,498
Entergy Corp.	7,700	537
Exelon Corp.	68,728	2,121
FirstEnergy Corp.	13,800	515
Great Plains Energy, Inc.	10,100	228
National Fuel Gas Co.	6,700	388
NextEra Energy, Inc.	6,097	497
Penn West Petroleum, Ltd. Class A - ADR (Ñ)	41,900	443
PG&E Corp.	11,363	519
PNM Resources, Inc.	17,300	384
Portland General Electric Co. (Ñ)	9,500	291
Southern Co.	2,149	95
Southwest Gas Corp.	4,500	211
Telephone & Data Systems, Inc.	21,200	523

	Principal Amount ($) or Shares		Fair Value $
Verizon Communications, Inc.	3,278		165

			14,870

Total Common Stocks (cost $338,041)			407,502

Short-Term Investments - 4.0%
Russell U.S. Cash Management Fund	16,843,759	(¥)	16,844

Total Short-Term Investments (cost $16,844)			16,844

Other Securities - 1.7%
Russell U.S. Cash Collateral Fund (×)	7,277,721	(¥)	7,278

Total Other Securities (cost $7,278)			7,278

Total Investments - 101.6% (identified cost $362,163)			431,624

Other Assets and Liabilities, Net - (1.6%)			(6,681)

Net Assets - 100.0%			424,943

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	180	USD	14,394	09/13	(188)
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	46	USD	1,821	09/13	(38)
S&P E-Mini Technology Select Sector Index Futures (CME)	56	USD	1,710	09/13	(46)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(272)

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$64,737	$—	$—	$64,737	15.2
Consumer Staples	22,947	—	—	22,947	5.4
Energy	42,848	—	—	42,848	10.1
Financial Services	71,281	—	—	71,281	16.8
Health Care	59,242	—	—	59,242	13.9
Materials and Processing	21,476	—	—	21,476	5.1
Producer Durables	46,584	—	—	46,584	11.0
Technology	63,517	—	—	63,517	14.9
Utilities	14,870	—	—	14,870	3.5
Short-Term Investments	—	16,844	—	16,844	4.0
Other Securities	—	7,278	—	7,278	1.7

Total Investments	407,502	24,122	—	431,624	101.6

Other Assets and Liabilities, Net					(1.6)

					100.0

Other Financial Instruments
Futures Contracts	(272)	—	—	(272)	(0.1)

Total Other Financial Instruments*	$(272)	$—	$—	$(272)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Fair Value of Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$272

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,803

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(283)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	9

Russell Investment Company

Multi-Style Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets

Description	Location: Statement of Assets and Liabilities - Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities

Securities on loan	Investments, at fair value	$7,113	$—	$7,113

		$7,113	$—	$7,113

Financial Assets, Derivative Assets, and Collateral Held by Counterparty

Counterparty	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
		Financial and Derivative Instruments	Collateral Received

Barclays	$2,827	$—	$2,827	$—

Citigroup	414	—	414	—
Credit Suisse	1,780	—	1,780	—
Deutsche Bank	334	—	334	—
Fidelity	688	—	688	—
Goldman Sachs	729	—	729	—
Morgan Stanley	341	—	341	—

	$7,113	$—	$7,113	$—

Offsetting of Financial Liabilities and Derivative Liabilities

Description	Location: Statement of Assets and Liabilities - Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities

Futures Contracts*	Daily variation margin on futures contracts	$272	$—	$272

		$272	$—	$272

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty

Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount

		Financial and Derivative Instruments	Collateral Pledged
Merrill Lynch	$272	$—	$272	$—

	$272	$—	$272	$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$362,163
Investments, at fair value*, **	431,624
Cash	71
Cash (restricted)(a)	1,220
Receivables:
Dividends and interest	626
Dividends from affiliated Russell funds	1
Investments sold	6,873
Fund shares sold	20
Prepaid expenses	1

Total assets	440,436

Liabilities
Payables:
Investments purchased	7,455
Fund shares redeemed	291
Accrued fees to affiliates	278
Other accrued expenses	101
Daily variation margin on futures contracts	90
Payable upon return of securities loaned	7,278

Total liabilities	15,493

Net Assets	$424,943

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	11

Russell Investment Funds

Multi-Style Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,232
Accumulated net realized gain (loss)	2,653
Unrealized appreciation (depreciation) on:
Investments	69,461
Futures contracts	(272)
Shares of beneficial interest	248
Additional paid-in capital	351,621

Net Assets	$424,943

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$17.12
Net assets	$424,942,831
Shares outstanding ($.01 par value)	24,819,210
Amounts in thousands

* Securities on loan included in investments	$7,113
** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$24,122
(a) Cash Collateral for Futures	$1,220

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,995
Dividends from affiliated Russell funds	12
Securities lending income	29

Total investment income	4,036

Expenses
Advisory fees	1,520
Administrative fees	104
Custodian fees	58
Transfer agent fees	9
Professional fees	39
Trustees’ fees	5
Printing fees	20
Miscellaneous	9

Net expenses	1,764

Net investment income (loss)	2,272

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	26,054
Futures contracts	2,803

Net realized gain (loss)	28,857

Net change in unrealized appreciation (depreciation) on:
Investments	22,314
Futures contracts	(283)

Net change in unrealized appreciation (depreciation)	22,031

Net realized and unrealized gain (loss)	50,888

Net Increase (Decrease) in Net Assets from Operations	$53,160

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	13

Russell Investment Funds

Multi-Style Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,272	$5,006
Net realized gain (loss)	28,857	32,075
Net change in unrealized appreciation (depreciation)	22,031	19,577

Net increase (decrease) in net assets from operations	53,160	56,658

Distributions
From net investment income	(2,749)	(4,388)

Net decrease in net assets from distributions	(2,749)	(4,388)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(16,017)	(35,113)

Total Net Increase (Decrease) in Net Assets	34,394	17,157

Net Assets
Beginning of period	390,549	373,392

End of period	$424,943	$390,549

Undistributed (overdistributed) net investment income included in net assets	$1,232	$1,709

See accompanying notes which are an integral part of the financial statements.

14	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	366	$6,058	1,765	$25,748
Proceeds from reinvestment of distributions	168	2,748	298	4,388
Payments for shares redeemed	(1,497)	(24,823)	(4,472)	(65,249)

Total increase (decrease)	(963)	$(16,017)	(2,409)	$(35,113)

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	15

Russell Investment Funds

Multi-Style Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
June 30, 2013(1)	15.15	.09	1.99	2.08	(.11)	—
December 31, 2012	13.24	.19	1.88	2.07	(.16)	—
December 31, 2011	13.58	.14	(.35)	(.21)	(.13)	—
December 31, 2010	11.77	.11	1.81	1.92	(.11)	—
December 31, 2009	9.00	.10	2.80	2.90	(.13)	—
December 31, 2008	15.65	.19	(6.52)	(6.33)	(.19)	(.13)

See accompanying notes which are an integral part of the financial statements.

16	Multi-Style Equity Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
(.11)	17.12	13.75	424,943	.85	.85	1.09	50
(.16)	15.15	15.69	390,549	.87	.87	1.28	109
(.13)	13.24	(1.55)	373,392	.85	.85	1.03	133
(.11)	13.58	16.46	400,471	.89	.89	.93	105
(.13)	11.77	32.72	376,751	.86	.85	1.06	136
(.32)	9.00	(41.15)	298,211	.89	.87	1.50	135

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2013	$1,000.00	$1,000.00
Ending Account Value
June 30, 2013	$1,162.80	$1,019.74
Expenses Paid During Period*	$5.47	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

18	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.7%
Consumer Discretionary - 13.2%
1-800-Flowers.com, Inc. Class A (Æ)	10,700	66
Asbury Automotive Group, Inc. (Æ)	16,930	679
Ascena Retail Group, Inc. (Æ)	5,502	96
Ballantyne Strong, Inc. (Æ)	2,600	11
Bassett Furniture Industries, Inc.	1,900	30
Big 5 Sporting Goods Corp.	11,600	255
Bridgepoint Education, Inc. (Æ)	12,810	156
Brown Shoe Co., Inc.	15,000	323
Buffalo Wild Wings, Inc. (Æ)	3,560	349
Citi Trends, Inc. (Æ)	40,973	595
Conn’s, Inc. (Æ)	1,300	67
Dana Holding Corp.	4,750	91
Deckers Outdoor Corp. (Æ)(Ñ)	8,672	438
Delta Apparel, Inc. (Æ)	9,600	135
Destination Maternity Corp.	4,400	109
Destination XL Group, Inc. (Æ)	86,075	546
Drew Industries, Inc.	3,676	145
Ethan Allen Interiors, Inc.	15,295	440
EW Scripps Co. Class A (Æ)	10,600	165
Express, Inc. (Æ)	29,830	626
Finish Line, Inc. (The) Class A	37,370	816
Fred’s, Inc. Class A	29,295	454
Fuel Systems Solutions, Inc. (Æ)	44,199	790
G-III Apparel Group, Ltd. (Æ)	4,400	212
Gordmans Stores, Inc. (Æ)	3,017	41
Grand Canyon Education, Inc. (Æ)	28,604	922
Group 1 Automotive, Inc.	12,167	783
Guess?, Inc.	17,100	531
Harman International Industries, Inc.	700	38
Harte-Hanks, Inc.	19,603	169
HealthStream, Inc. (Æ)	26,450	670
Helen of Troy, Ltd. (Æ)	6,600	253
Hibbett Sports, Inc. (Æ)	10,825	601
Hillenbrand, Inc.	9,770	232
Inter Parfums, Inc.	13,550	386
Jack in the Box, Inc. (Æ)	8,100	318
Johnson Outdoors, Inc. Class A (Æ)	1,314	33
Jones Group, Inc. (The)	36,800	506
Kirkland’s, Inc. (Æ)	9,800	169
Kona Grill, Inc. (Æ)	400	5
Libbey, Inc. (Æ)	14,936	358
Maidenform Brands, Inc. (Æ)	4,736	82
Marchex, Inc. Class A	2,000	12
Marriott Vacations Worldwide Corp. (Æ)	5,200	225
MDC Holdings, Inc.	1,300	42
Men’s Wearhouse, Inc. (The)	32,966	1,248
Meritage Homes Corp. (Æ)	16,970	736
Monarch Casino & Resort, Inc. (Æ)	3,000	51
New York & Co., Inc. (Æ)	13,100	83
Penske Automotive Group, Inc.	13,500	412
Perry Ellis International, Inc.	6,600	134
Pier 1 Imports, Inc.	44,100	1,035
Proto Labs, Inc. (Æ)(Ñ)	15,200	987
Red Robin Gourmet Burgers, Inc. (Æ)	8,622	476
Regis Corp.	16,260	267

	Principal Amount ($) or Shares	Fair Value $
RG Barry Corp.	30,411	494
Ritchie Bros Auctioneers, Inc. (Ñ)	21,580	415
Rocky Brands, Inc.	1,800	27
Ruby Tuesday, Inc. (Æ)	34,668	320
Sally Beauty Holdings, Inc. (Æ)	4,585	143
Shoe Carnival, Inc.	4,705	113
Skechers U.S.A., Inc. Class A (Æ)	13,200	317
Smith & Wesson Holding Corp. (Æ)	19,949	199
Sonic Automotive, Inc. Class A	17,300	366
Sonic Corp. (Æ)	26,450	385
Sotheby’s Class A	14,550	552
Sparton Corp. (Æ)	4,600	79
Stamps.com, Inc. (Æ)	28,525	1,123
Stein Mart, Inc.	8,400	115
Steinway Musical Instruments, Inc. (Æ)	20,403	621
Steven Madden, Ltd. (Æ)	9,424	456
Stoneridge, Inc. (Æ)	11,500	134
True Religion Apparel, Inc.	8,975	284
Universal Electronics, Inc. (Æ)	29,090	817
Vera Bradley, Inc. (Æ)(Ñ)	2,500	54
Viad Corp.	800	20
VistaPrint NV (Æ)	2,000	99
VOXX International Corp. Class A (Æ)	8,700	107
West Marine, Inc. (Æ)	33,163	365
Wet Seal, Inc. (The) Class A (Æ)	65,300	308
Zagg, Inc. (Æ)	41,021	219
Zale Corp. (Æ)	4,700	43

		27,574

Consumer Staples - 2.0%
Andersons, Inc. (The)	26,900	1,431
Annie’s, Inc. (Æ)(Ñ)	7,560	323
Core-Mark Holding Co., Inc.	4,100	260
Fresh Del Monte Produce, Inc.	10,900	304
Ingles Markets, Inc. Class A	1,600	40
Medifast, Inc. (Æ)	9,825	253
Nash Finch Co.	8,271	182
Omega Protein Corp. (Æ)	10,900	98
Pantry, Inc. (The) (Æ)	12,300	150
Rite Aid Corp. (Æ)	62,400	178
SodaStream International, Ltd. (Æ)(Ñ)	5,612	408
Spartan Stores, Inc.	4,700	87
Summer Infant, Inc. (Æ)	6,100	19
TreeHouse Foods, Inc. (Æ)	7,390	484

		4,217

Energy - 6.3%
Alon USA Energy, Inc.	19,400	281
Approach Resources, Inc. (Æ)(Ñ)	36,740	904
Cal Dive International, Inc. (Æ)(Ñ)	229,063	431
Callon Petroleum Co. (Æ)	29,252	99
CARBO Ceramics, Inc. (Ñ)	6,212	418
Clayton Williams Energy, Inc. (Æ)	3,500	152
Contango Oil & Gas Co.	11,000	371
Core Laboratories	2,225	337
Dawson Geophysical Co. (Æ)	4,100	151
Diamondback Energy, Inc. (Æ)	100	3
EPL Oil & Gas, Inc. (Æ)	4,100	120

Aggressive Equity Fund	19

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Geospace Technologies Corp. (Æ)	14,686	1,014
Green Plains Renewable Energy, Inc. (Æ)	10,700	143
Gulfport Energy Corp. (Æ)	33,514	1,579
Hornbeck Offshore Services, Inc. (Æ)	6,500	348
James River Coal Co. (Æ)(Ñ)	10,000	18
Matrix Service Co. (Æ)	11,200	174
McDermott International, Inc. (Æ)	42,957	351
Midstates Petroleum Co., Inc. (Æ)	23,100	125
Nabors Industries, Ltd.	48,190	738
Natural Gas Services Group, Inc. (Æ)	3,000	70
Pacific Drilling SA (Æ)	40,057	392
Patterson-UTI Energy, Inc.	26,694	517
Pioneer Energy Services Corp. (Æ)	15,700	104
Renewable Energy Group, Inc. (Æ)	14,800	211
REX American Resources Corp. (Æ)	4,400	127
Rowan Companies PLC (Æ)	23,359	796
SunPower Corp. Class A (Æ)(Ñ)	19,200	397
Superior Energy Services, Inc. (Æ)	25,459	660
Synergy Resources Corp. (Æ)	10,000	73
Tesco Corp. (Æ)	11,400	151
TETRA Technologies, Inc. (Æ)	50,838	522
Unit Corp. (Æ)	14,778	629
W&T Offshore, Inc. (Ñ)	43,190	617
Warren Resources, Inc. (Æ)	27,100	69
World Fuel Services Corp.	1,210	48

		13,140

Financial Services - 21.3%
1st United Bancorp, Inc.	2,100	14
Advent Software, Inc. (Æ)	24,900	873
AG Mortgage Investment Trust, Inc. (ö)	15,000	282
Agree Realty Corp. (ö)	5,100	151
Alexander & Baldwin, Inc. (Æ)	17,312	688
Alexandria Real Estate Equities, Inc. (ö)	1,700	112
American Capital Mortgage Investment Corp. (ö)	12,920	232
American Financial Group, Inc.	2,100	103
Ameriprise Financial, Inc.	3,658	296
Amerisafe, Inc.	15,349	497
AmREIT, Inc. Class B (ö)	1,200	23
Anworth Mortgage Asset Corp. (ö)	127,230	712
Apollo Residential Mortgage, Inc. (ö)	23,500	387
Arbor Realty Trust, Inc. (ö)	7,200	45
Argo Group International Holdings, Ltd.	7,170	304
Arlington Asset Investment Corp. Class A	5,700	152
Assurant, Inc.	5,000	255
Asta Funding, Inc.	10,938	95
Astoria Financial Corp.	56,570	610
Baldwin & Lyons, Inc. Class B	400	10
Bancfirst Corp.	1,600	74
Bank of Marin Bancorp	700	28
Bank of the Ozarks, Inc.	14,163	614
Banner Corp.	2,200	74
BBCN Bancorp, Inc.	5,400	77
BioMed Realty Trust, Inc. (ö)	29,513	597
Boston Private Financial Holdings, Inc.	42,769	455
Bridge Bancorp, Inc.	500	11
Bridge Capital Holdings (Æ)	200	3

	Principal Amount ($) or Shares	Fair Value $
Brookline Bancorp, Inc.	65,500	569
Campus Crest Communities, Inc. (ö)	49,750	574
Capital Bank Financial Corp. Class A (Æ)	16,100	306
Capitol Federal Financial, Inc.	51,821	629
Capstead Mortgage Corp. (ö)	54,860	664
Cardinal Financial Corp.	7,600	111
Cedar Realty Trust, Inc. (ö)	24,586	127
Center Bancorp, Inc.	2,300	29
Centerstate Banks, Inc.	500	4
Central Pacific Financial Corp. (Æ)	7,800	140
Chemical Financial Corp.	7,500	195
Citizens & Northern Corp.	1,800	35
CNB Financial Corp.	200	3
CoBiz Financial, Inc.	15,283	127
Comerica, Inc.	17,880	712
Community Bank System, Inc.	3,391	105
Community Trust Bancorp, Inc.	1,000	36
Crawford & Co. Class B	2,202	12
CVB Financial Corp.	48,290	568
DiamondRock Hospitality Co. (ö)	106,174	989
EMC Insurance Group, Inc.	100	3
Enterprise Financial Services Corp.	1,200	19
EPR Properties (ö)	6,500	327
Equity One, Inc. (ö)	2,200	50
EverBank Financial Corp.	3,900	65
Extra Space Storage, Inc. (ö)	7,100	298
FactSet Research Systems, Inc. (Ñ)	4,375	446
FBL Financial Group, Inc. Class A	1,800	78
First American Financial Corp.	15,700	346
First Bancorp	2,400	34
First Busey Corp.	10,400	47
First Community Bancshares, Inc.	2,400	38
First Connecticut Bancorp, Inc.	1,938	27
First Defiance Financial Corp.	1,200	27
First Financial Bancorp	39,085	582
First Financial Corp.	2,300	71
First Industrial Realty Trust, Inc. (ö)	24,500	372
First Interstate Bancsystem, Inc. Class A	3,400	70
First Merchants Corp.	11,900	204
First Midwest Bancorp, Inc.	16,000	220
First of Long Island Corp. (The)	1,100	37
First Republic Bank	7,300	281
Forestar Group, Inc. (Æ)	16,067	322
Franklin Street Properties Corp. (ö)	41,517	548
German American Bancorp, Inc.	1,800	41
GFI Group, Inc.	78,132	305
Global Indemnity PLC Class A (Æ)	1,500	35
Great Southern Bancorp, Inc.	3,000	81
Hanmi Financial Corp. Class A (Æ)	8,100	143
Hanover Insurance Group, Inc. (The)	13,285	650
HCI Group, Inc.	1,080	33
Heartland Financial USA, Inc.	1,384	38
Hercules Technology Growth Capital, Inc. (Ñ)	33,090	461
Heritage Financial Corp.	1,700	25
Hilltop Holdings, Inc. (Æ)	30,560	501
Home BancShares, Inc.	23,211	603
Home Loan Servicing Solutions, Ltd.	18,200	436
HomeStreet, Inc.	10,300	221

20	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Horace Mann Educators Corp.	18,100	441
Horizon Bancorp	1,163	24
Iberiabank Corp.	19,223	1,031
Infinity Property & Casualty Corp.	12,090	722
Investment Technology Group, Inc. (Æ)	26,600	372
JER Investment Trust, Inc. (Æ)(Þ)	1,771	—
KeyCorp	62,981	695
KKR Financial Holdings LLC	11,202	118
Lakeland Bancorp, Inc.	1,700	18
Lakeland Financial Corp.	4,431	123
LaSalle Hotel Properties (ö)	10,506	259
Maiden Holdings, Ltd.	20,200	227
MainSource Financial Group, Inc.	5,000	67
Manning & Napier, Inc. Class A	3,200	57
MarketAxess Holdings, Inc.	10,452	489
MB Financial, Inc.	18,300	490
MCG Capital Corp.	27,300	142
Mercantile Bank Corp.	3,729	67
Merchants Bancshares, Inc.	519	15
Metro Bancorp, Inc. (Æ)	1,706	34
MetroCorp Bancshares, Inc.	5,372	52
Mission West Properties, Inc. (Æ)(ö)	4,400	—
Morningstar, Inc.	8,400	652
MVC Capital, Inc.	6,500	82
National Bank Holdings Corp. Class A	26,180	516
National Interstate Corp.	5,156	151
Navigators Group, Inc. (The) (Æ)	3,100	177
Nelnet, Inc. Class A	7,800	282
New Residential Investment Corp. (ö)	87,143	587
Northfield Bancorp, Inc.	1,400	16
Northrim BanCorp, Inc.	7,945	192
OceanFirst Financial Corp.	5,800	90
One Liberty Properties, Inc. (ö)	2,700	59
Oritani Financial Corp.	6,600	103
Pacific Continental Corp.	4,000	47
Park Sterling Corp. (Æ)	1,700	10
Pennsylvania Real Estate Investment Trust (ö)	10,500	198
Peoples Bancorp, Inc.	2,500	53
Piper Jaffray Cos. (Æ)	15,296	484
Platinum Underwriters Holdings, Ltd.	8,700	498
Post Properties, Inc. (ö)	1,500	74
PrivateBancorp, Inc. Class A	46,271	982
ProAssurance Corp.	11,222	585
Protective Life Corp.	5,700	219
Provident Financial Holdings, Inc.	3,500	56
Provident Financial Services, Inc.	3,420	54
Reinsurance Group of America, Inc. Class A	3,000	207
Renasant Corp.	1,598	39
RLJ Lodging Trust (ö)	17,500	394
S&T Bancorp, Inc.	1,000	20
Safeguard Scientifics, Inc. (Æ)	4,781	77
Safety Insurance Group, Inc.	3,000	146
Sandy Spring Bancorp, Inc.	2,300	50
SCBT Financial Corp.	200	10
Selective Insurance Group, Inc.	7,700	177
Signature Bank (Æ)	5,160	428
Solar Capital, Ltd.	3,900	90
Southwest Bancorp, Inc. (Æ)	275	4

	Principal Amount ($) or Shares	Fair Value $
State Bank Financial Corp.	3,700	56
Sterling Bancorp Class N	40,870	475
Sterling Financial Corp.	20,130	479
Stifel Financial Corp. (Æ)	11,178	399
Summit Hotel Properties, Inc. (ö)	40,390	382
SVB Financial Group (Æ)	12,830	1,069
SWS Group, Inc. (Æ)	3,400	19
SY Bancorp, Inc.	2,500	61
Symetra Financial Corp.	30,300	484
TCP Capital Corp.	1,000	17
Terreno Realty Corp. (ö)	400	7
Territorial Bancorp, Inc.	1,649	37
Texas Capital Bancshares, Inc. (Æ)	8,990	399
TICC Capital Corp. (Ñ)	16,600	160
Tower Group International, Ltd.	22,384	459
Trico Bancshares	2,900	62
UMB Financial Corp.	11,550	643
Union First Market Bankshares Corp.	3,500	72
United Fire Group, Inc.	6,500	161
ViewPoint Financial Group, Inc.	16,290	339
Washington Banking Co.	9,337	133
Washington Federal, Inc.	19,935	376
Washington Real Estate Investment Trust (ö)	20,770	559
Washington Trust Bancorp, Inc.	1,234	35
Webster Financial Corp.	15,700	403
WesBanco, Inc.	5,200	137
Westamerica Bancorporation (Ñ)	14,620	668
Westfield Financial, Inc.	5,100	36
Westwood Holdings Group, Inc.	15,000	644
Wilshire Bancorp, Inc.	41,300	273
Winthrop Realty Trust (ö)	12,128	146
WSFS Financial Corp.	2,300	120

		44,356

Health Care - 9.6%
Abaxis, Inc.	17,500	831
Accelrys, Inc. (Æ)	58,225	489
Affymetrix, Inc. (Æ)	55,400	246
Air Methods Corp. (Ñ)	19,568	663
Akorn, Inc. (Æ)	52,010	703
Align Technology, Inc. (Æ)	23,000	852
Almost Family, Inc.	3,200	61
AngioDynamics, Inc. (Æ)	8,600	97
athenahealth, Inc. (Æ)	3,680	312
Bio-Reference Labs, Inc. (Æ)(Ñ)	2,100	60
BioScrip, Inc. (Æ)	40,008	660
Cambrex Corp. (Æ)	7,335	102
Cantel Medical Corp.	9,632	326
Centene Corp. (Æ)	11,510	604
CONMED Corp.	34,127	1,066
Cross Country Healthcare, Inc. (Æ)	6,300	33
CryoLife, Inc.	4,800	30
Emergent Biosolutions, Inc. (Æ)	20,600	297
Exactech, Inc. (Æ)	10,800	214
Greatbatch, Inc. (Æ)	8,100	266
Health Net, Inc. (Æ)	1,600	51
Hill-Rom Holdings, Inc.	8,670	292
HMS Holdings Corp. (Æ)	23,960	558

Aggressive Equity Fund	21

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Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

ICON PLC (Æ)	9,370	332
Kindred Healthcare, Inc. (Æ)	7,200	95
Magellan Health Services, Inc. (Æ)	6,300	353
Masimo Corp.	4,852	103
Medidata Solutions, Inc. (Æ)	18,615	1,442
Meridian Bioscience, Inc.	62,787	1,349
Molina Healthcare, Inc. (Æ)	12,600	468
National Research Corp. Class A (Æ)	33,675	606
National Research Corp. Class B (Æ)	5,612	196
Natus Medical, Inc. (Æ)	9,800	134
Neogen Corp. (Æ)	21,819	1,214
NuVasive, Inc. (Æ)	19,400	481
Omnicell, Inc. (Æ)	16,500	339
Pacific Biosciences of California, Inc. (Æ)	3,100	8
PAREXEL International Corp. (Æ)	14,860	683
PharMerica Corp. (Æ)	8,600	119
Prestige Brands Holdings, Inc. (Æ)	20,350	593
Quality Systems, Inc.	20,770	389
RTI Biologics, Inc. (Æ)	23,200	87
Select Medical Holdings Corp.	24,300	199
STERIS Corp.	10,081	432
Targacept, Inc. (Æ)	17,900	76
Techne Corp.	4,910	339
Triple-S Management Corp. Class B (Æ)	6,800	146
Universal American Corp.	15,000	133
US Physical Therapy, Inc.	12,343	341
WellCare Health Plans, Inc. (Æ)	5,000	278
West Pharmaceutical Services, Inc.	2,971	209

		19,957

Materials and Processing - 7.7%
A Schulman, Inc.	2,300	62
AAON, Inc.	12,800	423
AMCOL International Corp.	18,075	573
Balchem Corp.	18,725	838
Beacon Roofing Supply, Inc. (Æ)	15,280	579
Cabot Corp.	44,793	1,677
Comfort Systems USA, Inc.	6,570	98
Commercial Metals Co.	4,700	69
Cytec Industries, Inc.	700	51
FutureFuel Corp.	7,300	103
Gibraltar Industries, Inc. (Æ)	4,700	68
Globe Specialty Metals, Inc.	51,650	561
Griffon Corp.	4,000	45
Haynes International, Inc.	7,840	375
IAMGOLD Corp. (Ñ)	57,549	249
Insteel Industries, Inc.	7,771	136
Interface, Inc. Class A	20,053	340
Kaiser Aluminum Corp.	866	54
Kaydon Corp.	28,260	779
Koppers Holdings, Inc.	10,781	412
Kronos Worldwide, Inc. (Ñ)	26,520	431
Landec Corp. (Æ)	8,612	114
LB Foster Co. Class A	3,700	160
MRC Global, Inc. (Æ)	11,500	318
Neenah Paper, Inc.	1,100	35
NN, Inc.	10,528	120

	Principal Amount ($) or Shares	Fair Value $
Noranda Aluminum Holding Corp.	71,960	232
Northwest Pipe Co. (Æ)	2,200	61
Olympic Steel, Inc.	4,900	120
OM Group, Inc. (Æ)	39,369	1,218
Omnova Solutions, Inc. (Æ)	47,300	379
PGT, Inc. (Æ)	32,700	284
RTI International Metals, Inc. (Æ)	15,642	433
Schnitzer Steel Industries, Inc. Class A	20,700	484
Simpson Manufacturing Co., Inc.	49,080	1,444
Stillwater Mining Co. (Æ)(Ñ)	21,509	231
TMS International Corp. Class A	5,800	86
Tronox, Ltd. Class A	33,120	667
Universal Forest Products, Inc.	12,137	485
Universal Stainless & Alloy Products, Inc. (Æ)	17,919	528
US Silica Holdings, Inc. (Ñ)	32,880	683

		16,005

Producer Durables - 17.2%
ABM Industries, Inc.	61,010	1,495
ACCO Brands Corp. (Æ)	48,963	311
Advisory Board Co. (The) (Æ)	31,218	1,706
Aerovironment, Inc. (Æ)	10,225	206
AGCO Corp.	1,100	55
Air Lease Corp. Class A	13,500	372
Air Transport Services Group, Inc. (Æ)	28,541	188
Aircastle, Ltd.	31,100	497
Alamo Group, Inc.	2,700	110
Albany International Corp. Class A	9,300	307
American Railcar Industries, Inc. (Ñ)	3,500	117
AO Smith Corp.	3,000	109
Ascent Capital Group, Inc. Class A (Æ)	2,700	211
Astec Industries, Inc.	12,799	439
Astronics Corp. (Æ)	4,399	180
Atlas Air Worldwide Holdings, Inc. (Æ)	1,231	54
AZZ, Inc.	16,166	623
Brady Corp. Class A	25,640	788
CDI Corp.	1,700	24
Ceco Environmental Corp.	767	9
Chart Industries, Inc. (Æ)	9,421	887
CIRCOR International, Inc.	14,989	762
Columbus McKinnon Corp. (Æ)	33,757	719
Compass Diversified Holdings	33,000	578
Consolidated Graphics, Inc. (Æ)	4,217	198
CoStar Group, Inc. (Æ)	13,550	1,750
CRA International, Inc. (Æ)	1,200	22
Curtiss-Wright Corp.	24,210	897
Ducommun, Inc. (Æ)	12,121	258
Electronics for Imaging, Inc. (Æ)	16,352	463
EMCOR Group, Inc.	9,500	386
EnerSys, Inc.	16,875	828
Ennis, Inc.	8,795	152
Faro Technologies, Inc. (Æ)	15,175	513
Flow International Corp. (Æ)	19,900	73
Forrester Research, Inc.	130	5
Forward Air Corp.	11,450	438
FreightCar America, Inc.	4,088	69

22	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

G&K Services, Inc. Class A	4,000	190
Global Power Equipment Group, Inc.	4,400	71
GrafTech International, Ltd. (Æ)(Ñ)	78,191	569
Granite Construction, Inc.	57,186	1,702
Greenbrier Cos., Inc. (Æ)	15,063	367
Gulfmark Offshore, Inc. Class A	10,700	482
Hardinge, Inc.	3,800	56
Harsco Corp.	20,330	471
Healthcare Services Group, Inc.	37,561	921
Heidrick & Struggles International, Inc.	4,600	77
Hub Group, Inc. Class A (Æ)	9,550	348
Hudson Technologies, Inc. (Æ)	21,000	67
Huntington Ingalls Industries, Inc.	3,700	209
InnerWorkings, Inc. (Æ)	40,000	434
Kadant, Inc.	3,400	103
Kelly Services, Inc. Class A (Æ)	8,100	142
Kimball International, Inc. Class B	14,200	138
Knight Transportation, Inc.	42,930	722
Korn/Ferry International (Æ)	19,900	373
Layne Christensen Co. (Æ)	21,942	428
Lexmark International, Inc. Class A	11,100	339
Liquidity Services, Inc. (Æ)(Ñ)	3,400	118
Mac-Gray Corp.	6,200	88
Marlin Business Services Corp.	1,800	41
Marten Transport, Ltd.	16,167	253
MAXIMUS, Inc.	7,430	553
Measurement Specialties, Inc. (Æ)	3,327	155
Mesa Laboratories, Inc.	3,100	168
Modine Manufacturing Co. (Æ)	14,400	157
MYR Group, Inc. (Æ)	2,500	49
Navigant Consulting, Inc. (Æ)	5,500	66
Old Dominion Freight Line, Inc. (Æ)	5,456	227
Orbital Sciences Corp. (Æ)	20,500	356
Orion Marine Group, Inc. (Æ)	5,032	61
Pacer International, Inc. (Æ)	11,800	74
Primoris Services Corp.	4,800	95
Quanta Services, Inc. (Æ)	16,501	437
Raven Industries, Inc.	35,000	1,050
Republic Airways Holdings, Inc. (Æ)	7,300	83
Resources Connection, Inc.	64,480	748
Roadrunner Transportation Systems, Inc. (Æ)	2,000	56
Rollins, Inc.	25,000	648
Saia, Inc. (Æ)	15,750	472
SkyWest, Inc.	14,000	190
Southwest Airlines Co.	30,842	398
Spirit Aerosystems Holdings, Inc. Class A (Æ)	3,800	82
Sterling Construction Co., Inc. (Æ)	600	5
Sun Hydraulics Corp.	43,806	1,371
Tidewater, Inc.	12,691	723
Triumph Group, Inc.	8,530	675
Tsakos Energy Navigation, Ltd. (Ñ)	46,240	221
Tutor Perini Corp. (Æ)	22,500	407
URS Corp.	3,000	142
Wabtec Corp.	9,986	533
YRC Worldwide, Inc. (Æ)(Ñ)	1,400	40

		35,750

	Principal Amount ($) or Shares	Fair Value $
Technology - 18.4%
Acacia Research Corp.	61,944	1,385
ACI Worldwide, Inc. (Æ)	22,200	1,032
ADTRAN, Inc.	18,505	455
Amkor Technology, Inc. (Æ)	60,000	253
ANADIGICS, Inc. (Æ)	44,800	99
Applied Micro Circuits Corp. (Æ)	75,030	661
Aruba Networks, Inc. (Æ)	20,860	320
Aspen Technology, Inc. (Æ)	8,222	237
AVG Technologies NV (Æ)(Ñ)	27,273	530
Aviat Networks, Inc. (Æ)	22,900	60
Avid Technology, Inc. (Æ)	19,400	114
Axcelis Technologies, Inc. (Æ)	1,714	3
Bel Fuse, Inc. Class B	2,700	36
Blackbaud, Inc.	23,900	778
Bottomline Technologies de, Inc. (Æ)	35,000	885
Brooks Automation, Inc.	67,460	656
Ceva, Inc. (Æ)	3,533	68
CIBER, Inc. (Æ)	23,800	79
Ciena Corp. (Æ)	16,600	322
Cohu, Inc. (Å)	34,600	433
Commtouch Software, Ltd. (Æ)	17,100	55
Computer Task Group, Inc.	22,951	527
comScore, Inc. (Æ)	4,299	105
Comtech Telecommunications Corp.	11,100	298
CSG Systems International, Inc. (Æ)	12,700	276
Diebold, Inc.	22,720	765
Digi International, Inc. (Æ)	7,700	72
Digital River, Inc. (Æ)	16,200	304
DSP Group, Inc. (Æ)	8,500	71
Echelon Corp. (Æ)	6,300	13
Electro Scientific Industries, Inc.	59,128	636
Emulex Corp. (Æ)	45,400	296
Envestnet, Inc. (Æ)	10,965	270
Extreme Networks (Æ)	21,600	75
FormFactor, Inc. (Æ)	29,100	196
Glu Mobile, Inc. (Æ)(Ñ)	25,299	56
GSI Group, Inc. (Æ)	6,800	55
Hittite Microwave Corp. (Æ)	12,225	709
Hutchinson Technology, Inc. (Æ)	14,000	66
Inphi Corp. (Æ)	28,670	315
Insight Enterprises, Inc. (Æ)	7,300	130
Integrated Silicon Solution, Inc. (Æ)	10,200	112
Inteliquent, Inc.	42,100	242
Interactive Intelligence Group, Inc. (Æ)	13,933	719
InterDigital, Inc.	3,548	158
Intersil Corp. Class A	158,770	1,241
Intevac, Inc. (Æ)	2,100	12
InvenSense, Inc. Class A (Æ)(Ñ)	25,010	385
Ixia (Æ)	20,970	386
KEYW Holding Corp. (The) (Æ)(Ñ)	15,264	202
Kulicke & Soffa Industries, Inc. (Æ)	52,155	577
Limelight Networks, Inc. (Æ)	12,622	28
Marvell Technology Group, Ltd.	48,893	573
Mattson Technology, Inc. (Æ)	8,200	18
MaxLinear, Inc. Class A (Æ)	1,900	13
Mentor Graphics Corp.	15,200	297

Aggressive Equity Fund	23

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mercury Systems, Inc. (Æ)	83,517	770
Methode Electronics, Inc.	1,629	28
Micrel, Inc.	89,840	888
MKS Instruments, Inc.	23,930	635
Molex, Inc.	3,400	100
Newport Corp. (Æ)	5,500	77
NIC, Inc.	51,005	843
Novatel Wireless, Inc. (Æ)	17,200	68
NVE Corp. (Æ)	6,200	290
NVIDIA Corp.	42,621	598
Oplink Communications, Inc. (Æ)	3,500	61
PC Connection, Inc.	4,400	68
Pericom Semiconductor Corp. (Æ)	6,700	48
Photronics, Inc. (Æ)	62,472	504
PMC - Sierra, Inc. (Æ)	7,400	47
Polycom, Inc. (Æ)	51,975	548
Procera Networks, Inc. (Æ)	22,297	306
PROS Holdings, Inc. (Æ)	40,025	1,198
QLIK Technologies, Inc. (Æ)	12,070	341
QLogic Corp. (Æ)	26,200	250
Quantum Corp. (Æ)	28,800	39
Radisys Corp. (Æ)	7,400	36
Richardson Electronics, Ltd.	1,000	12
Rubicon Technology, Inc. (Æ)(Ñ)	7,258	58
Sapient Corp. (Æ)	5,362	70
SciQuest, Inc. (Æ)	29,225	732
Seachange International, Inc. (Æ)	18,600	218
ShoreTel, Inc. (Æ)	14,500	58
Sigma Designs, Inc. (Æ)	16,200	82
Silicon Graphics International Corp. (Æ)	23,800	318
Silicon Image, Inc. (Æ)	15,400	90
Skyworks Solutions, Inc. (Æ)	5,653	124
Smith Micro Software, Inc. (Æ)	2,900	3
Sourcefire, Inc. (Æ)	22,040	1,224
Spansion, Inc. Class A (Æ)	26,200	328
SPS Commerce, Inc. (Æ)	13,572	746
STEC, Inc. (Æ)	10,972	74
Stratasys, Ltd. (Æ)(Ñ)	9,825	823
Super Micro Computer, Inc. (Æ)	11,100	118
Supertex, Inc.	2,200	53
Symmetricom, Inc. (Æ)	6,400	29
Synchronoss Technologies, Inc. (Æ)	24,686	762
Take-Two Interactive Software, Inc. (Æ)	10,008	150
Tech Data Corp. (Æ)	3,600	170
TeleCommunication Systems, Inc. Class A (Æ)	29,500	69
TeleNav, Inc. (Æ)	11,117	58
Tellabs, Inc.	122,200	242
Tessco Technologies, Inc.	19,572	517
Tessera Technologies, Inc.	38,180	794
TTM Technologies, Inc. (Æ)	13,800	116
Tyler Technologies, Inc. (Æ)	27,945	1,915
United Online, Inc.	57,900	439
Unwired Planet, Inc. (Æ)	18,400	36
Vishay Intertechnology, Inc. (Æ)	77,242	1,073

	Principal Amount ($) or Shares		Fair Value $
Xyratex, Ltd.	32,160		324

			38,227

Utilities - 1.0%
Alaska Communications Systems Group, Inc. (Æ)	8,900		15
American States Water Co.	1,700		91
Cbeyond, Inc. (Æ)	13,900		109
Chesapeake Utilities Corp.	1,900		98
El Paso Electric Co.	9,600		339
NorthWestern Corp.	2,500		100
Pike Electric Corp.	13,200		162
PNM Resources, Inc.	22,500		499
Portland General Electric Co. (Ñ)	7,100		217
Towerstream Corp. (Æ)	34,022		87
Unitil Corp.	5,775		167
UNS Energy Corp.	1,407		63
US Cellular Corp.	800		29
Vonage Holdings Corp. (Æ)	16,200		46

			2,022

Total Common Stocks (cost $172,246)			201,248

Short-Term Investments - 2.7%
Russell U.S. Cash Management Fund	5,629,101	(¥)	5,629

Total Short-Term Investments (cost $5,629)			5,629

Other Securities - 5.3%
Russell U.S. Cash Collateral Fund (×)	11,121,563	(¥)	11,122

Total Other Securities (cost $11,122)			11,122

Total Investments - 104.7% (identified cost $188,997)			217,999

Other Assets and Liabilities, Net - (4.7%)			(9,852)

Net Assets - 100.0%			208,147

See accompanying notes which are an integral part of the financial statements.

24	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.2%
Cohu, Inc.	03/05/07	34,600	11.01	381	433

For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	25

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	70	USD	6,823	09/13	(45)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$27,574	$—	$—	$27,574	13.2
Consumer Staples	4,217	—	—	4,217	2.0
Energy	13,140	—	—	13,140	6.3
Financial Services	44,356	—	—	44,356	21.3
Health Care	19,957	—	—	19,957	9.6
Materials and Processing	16,005	—	—	16,005	7.7
Producer Durables	35,750	—	—	35,750	17.2
Technology	38,227	—	—	38,227	18.4
Utilities	2,022	—	—	2,022	1.0
Short-Term Investments	—	5,629	—	5,629	2.7
Other Securities	—	11,122	—	11,122	5.3

Total Investments	201,248	16,751	—	217,999	104.7

Other Assets and Liabilities, Net					(4.7)

					100.0

Other Financial Instruments
Futures Contracts	(45)	—	—	(45)	(—	)*

Total Other Financial Instruments**	$(45)	$—	$—	$(45)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Fair Value of Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$45

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,425

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(158)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	27

Russell Investment Funds

Aggressive Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
Description	Location: Statement of Assets and Liabilities - Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities

Securities on loan	Investments, at fair value	$10,860	$—	$10,860

		$10,860	$—	$10,860

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Counterparty	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount

		Financial and Derivative Instruments	Collateral Received
Barclays	$3,566	$—	$3,566	$—
Citigroup	223	—	223	—
Credit Suisse	652	—	652	—
Deutsche Bank	2,118	—	2,118	—
Fidelity	1,978	—	1,978	—
Goldman Sachs	285	—	285	—
JPMorgan Chase	446	—	446	—
Morgan Stanley	1,271	—	1,271	—
UBS	321	—	321	—

	$10,860	$—	$10,860	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Description	Location: Statement of Assets and Liabilities - Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities

Futures Contracts*	Daily variation margin on futures contracts	$45	$—	$45

		$45	$—	$45

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount

		Financial and Derivative Instruments	Collateral Pledged
Merrill Lynch	$45	$—	$45	$—

	$45	$—	$45	$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

28	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$188,997
Investments, at fair value*, **	217,999
Cash	104
Cash (restricted)(a)	600
Receivables:
Dividends and interest	266
Dividends from affiliated Russell funds	1
Investments sold	2,310
Fund shares sold	1
Prepaid expenses	1

Total assets	221,282

Liabilities
Payables:
Investments purchased	1,514
Fund shares redeemed	230
Accrued fees to affiliates	155
Other accrued expenses	101
Daily variation margin on futures contracts	13
Payable upon return of securities loaned	11,122

Total liabilities	13,135

Net Assets	$208,147

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	29

Russell Investment Funds

Aggressive Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$251
Accumulated net realized gain (loss)	2,373
Unrealized appreciation (depreciation) on:
Investments	29,002
Futures contracts	(45)
Shares of beneficial interest	138
Additional paid-in capital	176,428

Net Assets	$208,147

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$15.13
Net assets	$208,147,338
Shares outstanding ($.01 par value)	13,753,472
Amounts in thousands

* Securities on loan included in investments	$10,860
** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$16,751
(a) Cash Collateral for Futures	$600

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

30	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,320
Dividends from affiliated Russell funds	5
Securities lending income	97

Total investment income	1,422

Expenses
Advisory fees	898
Administrative fees	50
Custodian fees	65
Transfer agent fees	4
Professional fees	31
Trustees’ fees	2
Printing fees	13
Miscellaneous	8

Expenses before reductions	1,071
Expense reductions	(50)

Net expenses	1,021

Net investment income (loss)	401

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,585
Futures contracts	1,425

Net realized gain (loss)	11,010

Net change in unrealized appreciation (depreciation) on:
Investments	18,726
Futures contracts	(158)

Net change in unrealized appreciation (depreciation)	18,568

Net realized and unrealized gain (loss)	29,578

Net Increase (Decrease) in Net Assets from Operations	$29,979

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	31

Russell Investment Funds

Aggressive Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$401	$1,993
Net realized gain (loss)	11,010	27,867
Net change in unrealized appreciation (depreciation)	18,568	(2,620)

Net increase (decrease) in net assets from operations	29,979	27,240

Distributions
From net investment income	(120)	(1,994)

Net decrease in net assets from distributions	(120)	(1,994)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(7,614)	(16,379)

Total Net Increase (Decrease) in Net Assets	22,245	8,867

Net Assets
Beginning of period	185,902	177,035

End of period	$208,147	$185,902

Undistributed (overdistributed) net investment income included in net assets	$251	$(30)

See accompanying notes which are an integral part of the financial statements.

32	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	284	$4,041	646	$8,034
Proceeds from reinvestment of distributions	8	120	154	1,994
Payments for shares redeemed	(815)	(11,775)	(2,105)	(26,407)

Total increase (decrease)	(523)	$(7,614)	(1,305)	$(16,379)

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	33

Russell Investment Funds

Aggressive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Total Distributions
June 30, 2013(1)	13.02	.03	2.09	2.12	(.01)	—		(.01)
December 31, 2012	11.36	.13	1.67	1.80	(.14)	—		(.14)
December 31, 2011	11.92	.04	(.54)	(.50)	(.06)	—		(.06)
December 31, 2010	9.59	.04	2.34	2.38	(.05)	—		(.05)
December 31, 2009	7.18	.05	2.40	2.45	(.04)	—		(.04)
December 31, 2008	12.99	.09	(5.81)	(5.72)	(.09)	—	(c)	(.09)

See accompanying notes which are an integral part of the financial statements.

34	Aggressive Equity Fund

$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
15.13	16.28	208,147	1.07	1.02	.40	32
13.02	15.84	185,902	1.09	1.04	1.08	150
11.36	(4.20)	177,035	1.08	1.02	.37	105
11.92	24.88	191,763	1.11	1.05	.44	107
9.59	34.32	158,671	1.13	1.02	.65	161
7.18	(44.16)	123,088	1.18	1.05	.84	161

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	35

Russell Investment Funds

Non-U.S. Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2013	$1,000.00	$1,000.00
Ending Account Value
June 30, 2013	$1,024.20	$1,019.89
Expenses Paid During Period*	$4.97	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

36	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.7%
Australia - 0.7%
Amcor, Ltd. (Æ)	3,666	34
AMP, Ltd.	7,382	29
Australia & New Zealand Banking Group, Ltd. - ADR	7,283	190
BHP Billiton, Ltd. - ADR	9,458	271
Brambles, Ltd.	4,724	40
Commonwealth Bank of Australia - ADR	4,498	285
CSL, Ltd.	1,438	81
Insurance Australia Group, Ltd.	5,436	27
National Australia Bank, Ltd. - ADR	6,028	164
Orica, Ltd.	1,109	21
Origin Energy, Ltd.	1,598	18
QBE Insurance Group, Ltd.	39,789	548
Suncorp Group, Ltd.	3,547	39
Telstra Corp., Ltd.	12,673	55
Wesfarmers, Ltd.	2,950	107
Westfield Group (ö)	4,663	49
Westpac Banking Corp.	8,246	218
Woodside Petroleum, Ltd.	1,846	59
Woolworths, Ltd.	3,652	110

		2,345

Austria - 0.5%
Erste Group Bank AG	62,500	1,668

Belgium - 0.4%
Anheuser-Busch InBev NV	8,399	747
KBC Groep NV (Æ)	17,798	663

		1,410

Bermuda - 1.5%
Jardine Matheson Holdings, Ltd.	400	24
Jardine Strategic Holdings, Ltd.	500	18
Li & Fung, Ltd.	956,000	1,314
PartnerRe, Ltd. - ADR	10,075	912
RenaissanceRe Holdings, Ltd.	10,425	905
Seadrill, Ltd. (Ñ)	33,000	1,344
Yue Yuen Industrial Holdings, Ltd.	322,500	836

		5,353

Brazil - 1.0%
BM&FBovespa SA	77,000	427
Brookfield Incorporacoes SA (Æ)	420,100	282
Embraer SA - ADR	54,200	1,999
Itau Unibanco Holding SA - ADR	66,190	855
Tim Participacoes SA - ADR	10,747	200

		3,763

Canada - 1.9%
Alimentation Couche Tard, Inc. Class B	346	21
Bank of Montreal	1,788	104
Bank of Nova Scotia	3,518	188
BCE, Inc.	1,100	45
Brookfield Asset Management, Inc. Class A	39,166	1,410

	Principal Amount ($) or Shares	Fair Value $
Canadian Imperial Bank of Commerce (Þ)	822	58
Canadian National Railway Co. (Æ)(Þ)	22,687	2,206
Canadian National Railway Co.	1,092	106
Canadian Pacific Railway, Ltd.	263	32
Cenovus Energy, Inc.	924	25
Crescent Point Energy Corp.	847	29
Enbridge, Inc.	1,859	78
Great-West Lifeco, Inc. (Þ)	782	21
Husky Energy, Inc.	900	24
Imperial Oil, Ltd.	800	31
Intact Financial Corp.	400	23
National Bank of Canada	413	29
Pembina Pipeline Corp.	900	28
Potash Corp. of Saskatchewan, Inc.	785	28
Power Corp. of Canada	991	27
Power Financial Corp.	714	20
Rogers Communications, Inc. Class B	1,044	41
Royal Bank of Canada - GDR	4,026	235
Shaw Communications, Inc. Class B	1,091	25
Shoppers Drug Mart Corp.	11,530	532
Suncor Energy, Inc.	2,043	60
TELUS Corp.	613	18
Tim Hortons, Inc.	451	24
Toronto Dominion Bank	2,712	218
TransCanada Corp.	2,063	89
Valeant Pharmaceuticals International, Inc. (Æ)	10,168	875

		6,650

Cayman Islands - 0.2%
Dongyue Group (Ñ)	1,371,500	548

Czech Republic - 0.1%
Komercni Banka AS	2,255	419

Denmark - 1.7%
AP Moeller - Maersk A/S Class B	3	21
Coloplast A/S Class B	19,411	1,088
Danske Bank A/S (Æ)	136,176	2,330
Novo Nordisk A/S Class B	6,780	1,056
Novozymes A/S Class B	636	20
TDC A/S	218,300	1,770

		6,285

Finland - 0.0%
Kone OYJ Class B	510	41
Sampo Class A	1,192	46

		87

France - 9.6%
Air Liquide SA Class A	15,876	1,960
BNP Paribas SA	37,183	2,032
Capital Gemini SA	46,075	2,240
Casino Guichard Perrachon SA (Æ)	4,100	384
Credit Agricole SA (Æ)	111,785	961
Danone SA	29,713	2,230

Non-U.S. Fund	37

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Dassault Systemes SA	15,865	1,940
Essilor International SA	609	65
GDF Suez	63,589	1,246
Lagardere SCA	24,731	689
Legrand SA - ADR	25,167	1,167
L’Oreal SA	674	111
LVMH Moet Hennessy Louis Vuitton SA - ADR	12,046	1,952
Natixis (Æ)	112,358	470
Pernod-Ricard SA (Ñ)	16,411	1,820
Publicis Groupe SA - ADR	17,629	1,255
Rallye SA	40,485	1,457
Sanofi - ADR	42,584	4,414
Schneider Electric SA	56,648	4,110
Sodexo	278	23
Technip SA	10,837	1,100
Total SA (Ñ)	57,063	2,785
Vinci SA	557	28
Vivendi SA - ADR	2,828	54

		34,493

Germany - 7.2%
Adidas AG	609	66
BASF SE	1,285	115
Bayer AG	33,108	3,531
Bayerische Motoren Werke AG	16,970	1,484
Beiersdorf AG (Æ)	16,432	1,433
Brenntag AG	5,812	883
Daimler AG	34,500	2,087
Deutsche Boerse AG	53,982	3,553
Deutsche Post AG	939	23
E.ON SE	34,175	561
Fresenius Medical Care AG & Co. KGaA	626	44
Fresenius SE & Co. KGaA	12,954	1,597
Henkel AG & Co. KGaA	6,731	528
Linde AG	12,913	2,410
Merck KGaA	10,014	1,526
Muenchener Rueckversicherungs AG	527	97
SAP AG - ADR	32,206	2,358
Siemens AG	18,221	1,842
Volkswagen AG	9,141	1,782

		25,920

Hong Kong - 1.1%
AIA Group, Ltd.	742,200	3,144
Cheung Kong Holdings, Ltd.	2,000	27
China Unicom Hong Kong, Ltd.	494,000	656
CLP Holdings, Ltd.	5,500	44
Hang Seng Bank, Ltd.	2,200	33
Hong Kong & China Gas Co., Ltd.	17,600	43
Hong Kong Exchanges and Clearing, Ltd.	2,000	30
Link REIT (The) (ö)	7,000	34
Power Assets Holdings, Ltd.	4,000	35
Swire Pacific, Ltd. Class A	2,000	24

		4,070

	Principal Amount ($) or Shares	Fair Value $
India - 0.8%
Housing Development Finance Corp. (Æ)	39,785	589
ICICI Bank, Ltd. - ADR	18,827	720
Reliance Industries, Ltd.	42,512	617
Tata Motors, Ltd. - ADR	38,719	907

		2,833

Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk PT	903,000	705
Telekomunikasi Indonesia Persero Tbk PT	319,100	362

		1,067

Ireland - 1.1%
CRH PLC	83,700	1,700
DCC PLC	27,300	1,067
Kerry Group PLC Class A	442	24
Ryanair Holdings PLC - ADR (Æ)	21,810	1,124

		3,915

Israel - 0.7%
Check Point Software Technologies, Ltd. (Æ)(Ñ)	32,337	1,606
Teva Pharmaceutical Industries, Ltd. - ADR	23,800	933
Teva Pharmaceutical Industries, Ltd.	2,864	111

		2,650

Italy - 1.8%
Enel SpA (Æ)	242,625	761
ENI SpA - ADR	144,723	2,973
Luxottica Group SpA	432	22
Saipem SpA - ADR	24,197	393
Snam Rete Gas SpA	319,812	1,457
Telecom Italia SpA	1,108,100	770

		6,376

Japan - 13.6%
Amada Co., Ltd.	261,700	1,728
Asahi Group Holdings, Ltd.	1,000	25
Asahi Kasei Corp.	3,000	20
Astellas Pharma, Inc.	26,800	1,456
Canon, Inc.	72,200	2,355
Dai-ichi Life Insurance Co., Ltd. (The)	850	1,227
Denso Corp.	46,100	2,168
East Japan Railway Co.	500	39
Eisai Co., Ltd.	700	29
FANUC Corp.	7,600	1,101
Fast Retailing Co., Ltd.	100	34
Fuji Heavy Industries, Ltd.	57,000	1,405
Honda Motor Co., Ltd.	117,500	4,367
Hoya Corp.	56,100	1,159
Inpex Corp.	253	1,056
ITOCHU Corp.	181,800	2,099
Japan Tobacco, Inc.	900	32
Kao Corp.	1,500	51
KDDI Corp.	51,500	2,680

38	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Keyence Corp.	100	32
Kyocera Corp.	3,700	377
Lawson, Inc.	23,600	1,801
Mabuchi Motor Co., Ltd.	33,700	1,801
Makita Corp.	23,600	1,275
Mitsubishi UFJ Financial Group, Inc.	186,700	1,152
MS&AD Insurance Group Holdings	34,100	867
Nippon Telegraph & Telephone Corp.	1,300	67
NKSJ Holdings, Inc.	40,700	971
NTT DOCOMO, Inc.	321	499
ORIX Corp.	123,500	1,687
Otsuka Holdings Co., Ltd.	1,000	33
Secom Co., Ltd.	24,400	1,329
Seven & I Holdings Co., Ltd.	2,100	77
Shin-Etsu Chemical Co., Ltd.	72,200	4,790
SMC Corp.	200	40
Sumitomo Corp.	134,200	1,674
Sumitomo Mitsui Financial Group, Inc.	69,000	3,166
Takeda Pharmaceutical Co., Ltd.	2,100	95
THK Co., Ltd.	57,800	1,215
Tokyo Gas Co., Ltd.	6,000	33
Toyota Motor Corp.	8,800	531
Toyota Tsusho Corp.	18,300	472
Yahoo! Japan Corp.	2,911	1,435
Yokogawa Electric Corp.	21,900	262

		48,712

Jersey - 3.0%
Delphi Automotive PLC	56,436	2,861
Experian PLC	68,993	1,200
Glencore Xstrata PLC	230,604	955
Wolseley PLC - ADR	28,123	1,297
WPP PLC	257,719	4,397

		10,710

Kenya - 0.2%
Safaricom, Ltd.	8,818,600	673

Luxembourg - 0.1%
ArcelorMittal	33,073	370
SES	885	25
Tenaris SA (Æ)	1,157	23

		418

Mexico - 0.3%
Fomento Economico Mexicano SAB de CV - ADR	10,054	1,037

Netherlands - 6.7%
Aegon NV (Ñ)	503,481	3,368
Akzo Nobel NV (Ñ)	59,383	3,348
ASML Holding NV Class G	455	36
Delta Lloyd NV	103,600	2,076
Heineken NV	31,811	2,027
ING Groep NV (Æ)	520,190	4,740
Koninklijke Ahold NV	2,937	44

	Principal Amount ($) or Shares	Fair Value $
Koninklijke DSM NV (Æ)	309	20
Koninklijke Philips NV	60,971	1,662
Randstad Holding NV (Æ)	43,579	1,787
Reed Elsevier NV (Æ)	89,477	1,490
STMicroelectronics NV Class Y	183,525	1,653
Unilever NV	48,216	1,899

		24,150

Norway - 2.1%
DNB ASA	145,500	2,107
Marine Harvest ASA	2,084,300	2,113
Orkla ASA	166,900	1,367
Statoil ASA Class N	49,601	1,023
TE Connectivity, Ltd.	19,554	388
TGS Nopec Geophysical Co. ASA - ADR	21,481	624

		7,622

Russia - 0.9%
Gazprom OAO - ADR (Æ)	246,215	1,620
Rosneft OAO - GDR	2,400	16
Rosneft Oil Co. - GDR	192,200	1,317
Sberbank of Russia - ADR	36,968	421
Sberbank of Russia - ADR (Æ)	497	6

		3,380

Singapore - 1.8%
DBS Group Holdings, Ltd.	95,000	1,162
Jardine Cycle & Carriage, Ltd.	83,500	2,800
Keppel Corp., Ltd. - ADR	4,000	33
Oversea-Chinese Banking Corp., Ltd.	3,000	24
Singapore Telecommunications, Ltd.	165,000	490
United Overseas Bank, Ltd.	122,100	1,913

		6,422

South Africa - 0.7%
Aspen Pharmacare Holdings, Ltd. (Æ)	28,040	644
Bidvest Group, Ltd. (Æ)	37,165	921
Discovery Holdings, Ltd.	132,149	1,124

		2,689

South Korea - 1.1%
Hana Financial Group, Inc.	18,965	552
Samsung Electronics Co., Ltd.	1,910	2,244
Shinhan Financial Group Co., Ltd.	40,171	1,323

		4,119

Spain - 1.5%
Amadeus IT Holding SA Class A	52,070	1,664
Banco Santander SA - ADR	339,303	2,166
Inditex SA	6,780	837
Indra Sistemas SA	56,450	730

		5,397

Sweden - 0.7%
Assa Abloy AB Class B	1,002	39

Non-U.S. Fund	39

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Atlas Copco AB Class A	61,536	1,486
Atlas Copco AB Class B (Æ)	1,059	23
Hennes & Mauritz AB Class B	28,334	931
Svenska Cellulosa AB Class B	1,477	37
Svenska Handelsbanken AB Class A	647	26
Telefonaktiebolaget LM Ericsson Class B	8,699	99
TeliaSonera AB	6,712	44

		2,685

Switzerland - 11.0%
ABB, Ltd. (Æ)	64,787	1,406
ABB, Ltd. - ADR (Æ)	26,500	574
ACE, Ltd.	9,950	890
Cie Financiere Richemont SA	15,509	1,372
Credit Suisse Group AG (Æ)	136,337	3,616
GAM Holding AG (Æ)	38,226	587
Geberit AG (Æ)	4,449	1,104
Givaudan SA (Æ)	25	32
Helvetia Holding AG	900	364
Julius Baer Group, Ltd. (Æ)	32,899	1,285
Kuehne & Nagel International AG	4,648	510
Lonza Group AG (Æ)	17,200	1,296
Nestle SA	69,127	4,534
Novartis AG	72,997	5,185
Partners Group Holding AG	4,757	1,288
Roche Holding AG	23,454	5,835
SGS SA	16	34
Sonova Holding AG (Æ)	5,932	629
Swatch Group AG (The) Class B	77	42
Swiss Re AG (Æ)	10,937	814
Swisscom AG	68	30
Syngenta AG	3,589	1,404
TE Connectivity, Ltd.	45,400	2,068
Tyco International, Ltd.	843	28
UBS AG (Æ)	176,069	2,998
Zurich Insurance Group AG (Æ)	5,686	1,475

		39,400

Taiwan - 1.5%
Hon Hai Precision Industry Co., Ltd.	861,386	2,127
Hon Hai Precision Industry Co., Ltd. - GDR	27,462	134
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	89,358	1,636
Teco Electric and Machinery Co., Ltd.	1,417,200	1,419

		5,316

Turkey - 0.1%
Turkiye Halk Bankasi AS	57,079	484

United Kingdom - 19.3%
Anglo American PLC	46,374	893
ARM Holdings PLC	74,354	899
Associated British Foods PLC	1,094	29
AstraZeneca PLC - ADR (Æ)	3,667	174
Aviva PLC	145,971	754
Babcock International Group PLC	53,312	894

	Principal Amount ($) or Shares	Fair Value $
BAE Systems PLC	166,555	970
Barclays PLC	983,130	4,163
Berkeley Group Holdings PLC	31,638	1,025
BG Group PLC	88,461	1,504
BHP Billiton PLC	4,437	114
BP PLC	630,600	4,366
BP PLC - ADR	6,600	275
British American Tobacco PLC	5,633	289
British Land Co. PLC (ö)	2,333	20
British Sky Broadcasting Group PLC	2,723	33
Capita PLC	1,986	29
Carillion PLC	158,375	666
Centrica PLC	15,075	83
Compass Group PLC	281,430	3,596
Dairy Crest Group PLC	171,709	1,186
Diageo PLC	101,083	2,890
DS Smith PLC Class F	468,050	1,761
GlaxoSmithKline PLC - ADR	67,074	1,681
Hays PLC	277,446	375
HSBC Holdings PLC	586,614	6,100
Imperial Tobacco Group PLC	127,328	4,416
InterContinental Hotels Group PLC - ADR	40,943	1,126
Intertek Group PLC	488	22
J Sainsbury PLC	4,248	23
John Wood Group PLC	62,311	767
Johnson Matthey PLC	28,186	1,127
Kingfisher PLC	6,249	33
Marks & Spencer Group PLC	4,325	28
Meggitt PLC	140,340	1,105
National Grid PLC	197,443	2,240
Next PLC	459	32
Pearson PLC	2,479	44
Reckitt Benckiser Group PLC	27,227	1,925
Reed Elsevier PLC	3,423	39
Rio Tinto PLC (Æ)	31,382	1,281
Rolls-Royce Holdings PLC (Æ)	53,097	916
Royal Bank of Scotland Group PLC (Æ)	192,262	800
Royal Dutch Shell PLC Class A (Ñ)	152,592	4,876
Royal Dutch Shell PLC Class B	7,517	249
SABMiller PLC - ADR	2,772	133
Sage Group PLC (The)	186,929	967
Scottish & Southern Energy PLC	1,711	40
Shire PLC - ADR (Æ)	1,604	51
Smith & Nephew PLC	119,308	1,333
Smiths Group PLC	54,126	1,077
St James’s Place PLC	104,191	856
Standard Chartered PLC	96,812	2,101
Tesco PLC	22,125	112
Travis Perkins PLC	113,275	2,508
Tullow Oil PLC	53,219	810
Unilever PLC	3,837	155
Vodafone Group PLC - ADR (Æ)	818,381	2,338
Weir Group PLC (The)	31,298	1,024
Whitbread PLC (Æ)	528	25
WM Morrison Supermarkets PLC	7,061	28

		69,376

40	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

United States - 0.5%
Philip Morris International, Inc.	10,100		875
Yum! Brands, Inc.	10,832		752

			1,627

Total Common Stocks (cost $304,392)			344,069

Preferred Stocks - 0.2%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA (Æ)	171,175		570

Germany - 0.0%
Henkel AG & Co. KGaA	494		46

Total Preferred Stocks (cost $743)			616

Short-Term Investments - 3.3%
United States - 3.3%
Russell U.S. Cash Management Fund	11,938,465	(¥)	11,938

Total Short-Term Investments (cost $11,938)			11,938

Other Securities - 1.4%
Russell U.S. Cash Collateral Fund (×)	5,116,938	(¥)	5,117

Total Other Securities (cost $5,117)			5,117

Total Investments - 100.6% (identified cost $322,190)			361,740

Other Assets and Liabilities, Net - (0.6%)			(2,284)

Net Assets - 100.0%			359,456

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	41

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC 40 Index Futures (France)	35	EUR	1,307	07/13	(59)
DAX Index Futures (Germany)	7	EUR	1,394	09/13	(62)
EURO STOXX 50 Index Futures	196	EUR	5,092	09/13	(126)
FTSE 100 Index Futures (United Kingdom)	29	GBP	1,787	09/13	(65)
Hang Seng Index Futures (Hong Kong)	4	HKD	4,146	07/13	21
NIKKEI 225 (YEN) Index Futures (CME)	104	JPY	712,400	09/13	474
S&P TSE 60 Index Futures (Canada)	11	CAD	1,524	09/13	(2)
SPI 200 Index Futures (Australia)	9	AUD	1,073	09/13	4
TOPIX Index Futures (Japan)	25	JPY	282,750	09/13	107

Short Positions
MSCI Emerging Markets Mini Index Futures	235	USD	10,971	09/13	73

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					365

Foreign Currency Exchange Contracts

Amounts in thousands

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	ZAR	809	USD	81	07/05/13	—
Bank of America	ZAR	866	USD	87	07/05/13	—
Brown Brothers Harriman	GBP	5	USD	7	07/01/13	—
Brown Brothers Harriman	GBP	4	USD	6	07/02/13	—
Brown Brothers Harriman	GBP	2	USD	3	07/03/13	—
Commonwealth Bank of Australia	USD	253	AUD	268	09/18/13	(9)
Commonwealth Bank of Australia	USD	357	CAD	364	09/18/13	(11)
Commonwealth Bank of Australia	USD	1,509	EUR	1,133	09/18/13	(34)
Commonwealth Bank of Australia	USD	627	GBP	400	09/18/13	(19)
Commonwealth Bank of Australia	USD	491	JPY	46,972	09/18/13	(17)
Deutsche Bank	USD	368	DKK	2,108	07/02/13	—
Deutsche Bank	USD	3,516	EUR	2,700	09/18/13	—
Deutsche Bank	USD	38	NOK	232	07/02/13	—
Deutsche Bank	ZAR	917	USD	92	07/05/13	(1)
JPMorgan Chase	USD	253	AUD	268	09/18/13	(9)
JPMorgan Chase	USD	357	CAD	364	09/18/13	(11)
JPMorgan Chase	USD	1,512	EUR	1,133	09/18/13	(38)
JPMorgan Chase	USD	627	GBP	400	09/18/13	(19)
JPMorgan Chase	USD	491	JPY	46,972	09/18/13	(17)
Royal Bank of Canada	USD	253	AUD	268	09/18/13	(9)
Royal Bank of Canada	USD	357	CAD	364	09/18/13	(11)
Royal Bank of Canada	USD	1,512	EUR	1,133	09/18/13	(36)
Royal Bank of Canada	USD	627	GBP	400	09/18/13	(19)
Royal Bank of Canada	USD	285	HKD	2,212	09/18/13	—
Royal Bank of Canada	USD	491	JPY	46,972	09/18/13	(17)
Standard Chartered	USD	253	AUD	268	09/18/13	(9)
Standard Chartered	USD	357	CAD	364	09/18/13	(11)
Standard Chartered	USD	1,512	EUR	1,133	09/18/13	(37)
Standard Chartered	USD	627	GBP	400	09/18/13	(19)

See accompanying notes which are an integral part of the financial statements.

42	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Standard Chartered	USD	285	HKD	2,212	09/18/13	—
Standard Chartered	USD	491	JPY	46,972	09/18/13	(17)
State Street	USD	141	AUD	150	09/18/13	(5)

State Street	USD	143	AUD	150	09/18/13	(7)
State Street	USD	147	CAD	150	09/18/13	(5)
State Street	USD	196	CAD	200	09/18/13	(6)
State Street	USD	15	CHF	14	07/01/13	—
State Street	USD	170	DKK	977	07/01/13	—
State Street	USD	23	DKK	130	07/03/13	—
State Street	USD	247	DKK	1,416	07/03/13	—
State Street	USD	349	EUR	268	07/02/13	—
State Street	USD	668	EUR	500	09/18/13	(17)
State Street	USD	1,004	EUR	750	09/18/13	(27)
State Street	USD	293	GBP	192	07/03/13	—
State Street	USD	313	GBP	200	09/18/13	(9)
State Street	USD	314	GBP	200	09/18/13	(10)
State Street	USD	43	NOK	262	07/01/13	—
State Street	USD	76	NOK	465	07/01/13	—
State Street	USD	110	NOK	673	07/03/13	1
State Street	USD	179	SEK	1,201	07/03/13	—
State Street	AUD	—	USD	—	07/01/13	—
State Street	AUD	100	USD	92	09/18/13	1
State Street	AUD	200	USD	184	09/18/13	2
State Street	CAD	150	USD	143	09/18/13	1
State Street	CAD	200	USD	190	09/18/13	1
State Street	CHF	52	USD	55	07/03/13	—
State Street	EUR	—	USD	—	07/01/13	—
State Street	EUR	230	USD	299	07/03/13	—
State Street	EUR	150	USD	199	09/18/13	4
State Street	EUR	300	USD	393	09/18/13	2
State Street	EUR	300	USD	390	09/18/13	—
State Street	EUR	500	USD	657	09/18/13	5
State Street	GBP	33	USD	50	07/01/13	—
State Street	GBP	100	USD	153	09/18/13	1
State Street	GBP	100	USD	154	09/18/13	2
State Street	GBP	200	USD	309	09/18/13	5
State Street	HKD	16	USD	2	07/02/13	—
State Street	HKD	2,043	USD	263	07/02/13	—
State Street	JPY	1,076	USD	11	07/01/13	—
State Street	JPY	2,021	USD	20	07/01/13	—
State Street	JPY	4,531	USD	46	07/01/13	—
State Street	JPY	5,261	USD	54	07/01/13	1
State Street	NOK	84	USD	14	07/03/13	—
State Street	ZAR	2,235	USD	220	07/03/13	(6)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(436)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	43

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$2,345	$—	$—	$2,345	$0.7
Austria	1,668	—	—	1,668	0.5
Belgium	1,410	—	—	1,410	0.4
Bermuda	5,353	—	—	5,353	1.5
Brazil	3,763	—	—	3,763	1.0
Canada	6,650	—	—	6,650	1.9
Cayman Islands	548	—	—	548	0.2
Czech Republic	419	—	—	419	0.1
Denmark	6,285	—	—	6,285	1.7
Finland	87	—	—	87	— *
France	34,493	—	—	34,493	9.6
Germany	25,920	—	—	25,920	7.2
Hong Kong	4,070	—	—	4,070	1.1
India	2,833	—	—	2,833	0.8
Indonesia	1,067	—	—	1,067	0.3
Ireland	3,915	—	—	3,915	1.1
Israel	2,650	—	—	2,650	0.7
Italy	6,376	—	—	6,376	1.8
Japan	48,712	—	—	48,712	13.6
Jersey	10,710	—	—	10,710	3.0
Kenya	673	—	—	673	0.2
Luxembourg	418	—	—	418	0.1
Mexico	1,037	—	—	1,037	0.3
Netherlands	24,150	—	—	24,150	6.7
Norway	7,622	—	—	7,622	2.1
Russia	3,380	—	—	3,380	0.9
Singapore	6,422	—	—	6,422	1.8
South Africa	2,689	—	—	2,689	0.7
South Korea	4,119	—	—	4,119	1.1
Spain	5,397	—	—	5,397	1.5
Sweden	2,685	—	—	2,685	0.7
Switzerland	39,400	—	—	39,400	11.0
Taiwan	5,316	—	—	5,316	1.5
Turkey	484	—	—	484	0.1
United Kingdom	69,376	—	—	69,376	19.3
United States	1,627	—	—	1,627	0.5
Preferred Stocks	616	—	—	616	0.2
Short-Term Investments	—	11,938	—	11,938	3.3
Other Securities	—	5,117	—	5,117	1.4

Total Investments	344,685	17,055	—	361,740	100.6

Other Assets and Liabilities, Net					(0.6)

					100.0

Other Financial Instruments
Futures Contracts	365	—	—	365	0.1
Foreign Currency Exchange Contracts	(5)	(431)	—	(436)	(0.1)

Total Other Financial Instruments**	$360	$(431)	$—	$(71)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

44	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Fair Value of Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$26
Daily variation margin on futures contracts*	679	—

Total	$679	$26

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$314	$—
Unrealized depreciation on foreign currency exchange contracts	—	462

Total	$314	$462

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,731	$—
Foreign currency-related transactions**	—	(730)

Total	$1,731	$(730)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$101	$—
Foreign currency-related transactions***	—	(375)

Total	$101	$(375)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	45

Russell Investment Funds

Non-U.S. Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets

Description	Location: Statement of Assets and Liabilities - Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities

Securities on loan	Investments, at fair value	$4,912	$—	$4,912
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	26	—	26
Futures Contracts*	Daily variation margin on futures contracts	679	—	679

		$5,617	$—	$5,617

Financial Assets, Derivative Assets, and Collateral Held by Counterparty

Counterparty	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount

		Financial and Derivative Instruments	Collateral Received
Barclays	$1,700	$—	$1,700	$—
Credit Suisse	2,557	—	2,557	—
JPMorgan Chase	359	—	359	—
Morgan Stanley	974	—	307	667
State Street	27	—	—	27

	$5,617	$—	$4,923	$694

Offsetting of Financial Liabilities and Derivative Liabilities

Description	Location: Statement of Assets and Liabilities - Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities

Futures Contracts*	Daily variation margin on futures contracts	$314	$—	$314
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	462	—	462

		$776	$—	$776

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty

Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount

		Financial and Derivative Instruments	Collateral Pledged
Bank of America	$1	$—	$—	$1
Commonwealth Bank of Australia	90	—	—	90
Deutsche Bank	2	—	—	2
JPMorgan Chase	93	—	—	93
Morgan Stanley	312	—	312	—
Royal Bank of Canada	93	—	—	93
Standard Chartered	94	—	—	94
State Street	91	—	—	91

	$776	$—	$312	$464

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

46	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$322,190
Investments, at fair value**, ***	361,740
Cash (restricted)(a)	2,300
Foreign currency holdings*	235
Unrealized appreciation on foreign currency exchange contracts	26
Receivables:
Dividends and interest	1,108
Dividends from affiliated Russell funds	1
Investments sold	2,869
Fund shares sold	71
Foreign taxes recoverable	332
Daily variation margin on futures contracts	239
Other receivable	4
Prepaid expenses	1

Total assets	368,926

Liabilities
Payables:
Due to custodian	13
Investments purchased	3,205
Fund shares redeemed	107
Accrued fees to affiliates	274
Other accrued expenses	136
Daily variation margin on futures contracts	152
Deferred tax liability	4
Unrealized depreciation on foreign currency exchange contracts	462
Payable upon return of securities loaned	5,117

Total liabilities	9,470

Net Assets	$359,456

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	47

Russell Investment Funds

Non-U.S. Fund

Statement of Assets and Liabilities, continued — June 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,921
Accumulated net realized gain (loss)	(84,086)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	39,546
Futures contracts	365
Foreign currency-related transactions	(453)
Other investments	4
Shares of beneficial interest	345
Additional paid-in capital	398,814

Net Assets	$359,456

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$10.43
Net assets	$359,455,681
Shares outstanding ($.01 par value)	34,461,245
Amounts in thousands

* Foreign currency holdings — cost	$236
** Securities on loan included in investments	$4,912
*** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$17,055
(a) Cash Collateral for Futures	$2,300

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

48	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$7,515
Dividends from affiliated Russell funds	10
Securities lending income	261
Less foreign taxes withheld	(549)

Total investment income	7,237

Expenses
Advisory fees	1,637
Administrative fees	91
Custodian fees	99
Transfer agent fees	8
Professional fees	37
Trustees’ fees	4
Printing fees	17
Miscellaneous	8

Expenses before reductions	1,901
Expense reductions	(91)

Net expenses	1,810

Net investment income (loss)	5,427

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	9,893
Futures contracts	1,731
Foreign currency - related transactions	(752)

Net realized gain (loss)	10,872

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(7,352)
Futures contracts	101
Foreign currency - related transactions	(392)

Net change in unrealized appreciation (depreciation)	(7,643)

Net realized and unrealized gain (loss)	3,229

Net Increase (Decrease) in Net Assets from Operations	$8,656

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	49

Russell Investment Funds

Non-U.S. Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	For the Fiscal Year December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,427	$6,625
Net realized gain (loss)	10,872	1,732
Net change in unrealized appreciation (depreciation)	(7,643)	54,010

Net increase (decrease) in net assets from operations	8,656	62,367

Distributions
From net investment income	(4,457)	(6,051)

Net decrease in net assets from distributions	(4,457)	(6,051)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,599)	(29,038)

Total Net Increase (Decrease) in Net Assets	2,600	27,278

Net Assets
Beginning of period	356,856	329,578

End of period	$359,456	$356,856

Undistributed (overdistributed) net investment income included in net assets	$4,921	$3,951

See accompanying notes which are an integral part of the financial statements.

50	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	927	$9,746	2,308	$21,577
Proceeds from reinvestment of distributions	427	4,457	606	6,051
Payments for shares redeemed	(1,489)	(15,802)	(5,992)	(56,666)

Total increase (decrease)	(135)	$(1,599)	(3,078)	$(29,038)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	51

Russell Investment Funds

Non-U.S. Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
June 30, 2013(1)	10.31	.16	.09	.25	(.13)	—	(.13)
December 31, 2012	8 .75	.18	1.55	1.73	(.17)	—	(.17)
December 31, 2011	10.21	.17	(1.46)	(1.29)	(.17)	—	(.17)
December 31, 2010	9 .25	.12	.92	1.04	(.08)	—	(.08)
December 31, 2009	7.48	.12	1.88	2.00	(.23)	—	(.23)
December 31, 2008	13.20	.21	(5.83)	(5.62)	—	(.10)	(.10)

See accompanying notes which are an integral part of the financial statements.

52	Non-U.S. Fund

$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
10.43	2.42	359,456	1.04	.99	2.98	22
10.31	19.81	356,856	1.07	1.01	1.94	47
8.75	(12.88)	329,578	1.10	1.04	1.74	49
10.21	11.42	366,870	1.12	1.06	1.30	49
9.25	27.33	322,145	1.12	1.04	1.56	133
7.48	(42.79)	255,750	1.21	1.15	2.01	123

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	53

Russell Investment Funds

Core Bond Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2013	$1,000.00	$1,000.00
Ending Account Value
June 30, 2013	$976.90	$1,021.67
Expenses Paid During Period*	$3.09	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 82.2%
Asset-Backed Securities - 6.4%
Access Group, Inc. Series 2008-1 Class A 1.576% due 10/27/25 (Ê)	511	510
ACE Securities Corp. Series 2005-SD3 Class A 0.593% due 08/25/45 (Ê)	22	22
Ally Auto Receivables Trust Series 2010-1 Class A4 2.300% due 12/15/14	175	175
Series 2012-2 Class A2 0.560% due 10/15/14	339	339
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	290	293
Series 2012-1 Class A2 1.440% due 02/15/17	445	448
Series 2013-1 Class A2 1.000% due 02/15/18	835	827
Alm Loan Funding Series 2012-7A Class A1 1.696% due 10/19/24 (Ê)(Þ)	450	448
AmeriCredit Automobile Receivables Trust Series 2010-4 Class B 1.990% due 10/08/15	220	221
Series 2011-3 Class B 2.280% due 06/08/16	450	456
Series 2012-2 Class A2 0.760% due 10/08/15	812	813
Asset Backed Securities Corp. Home Equity Series 2005-HE5 Class M3 0.673% due 06/25/35 (Ê)	1,050	886
Series 2006-HE5 Class A5 0.433% due 07/25/36 (Ê)	1,200	949
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	203
Brazos Higher Education Authority Series 2010-1 Class A2 1.473% due 02/25/35 (Ê)	500	495
Series 2011-2 Class A3 1.276% due 10/27/36 (Ê)	410	399
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A 0.253% due 07/15/16 (Ê)	120	120
CCG Receivables Trust Series 2013-1 Class A2 1.050% due 08/14/20 (Þ)	355	355
CFC LLC Series 2013-1A Class A 1.650% due 07/17/17 (Þ)	390	389
Chesapeake Funding LLC Series 2012-1A Class A 0.943% due 11/07/23 (Ê)(Þ)	897	899
CIT Education Loan Trust Series 2007-1 Class A 0.363% due 03/25/42 (Ê)(Þ)	447	415

	Principal Amount ($) or Shares	Fair Value $
Citigroup Mortgage Loan Trust, Inc. Series 2007-WFH1 Class A3 0.343% due 01/25/37 (Ê)	1,142	1,111
Series 2007-WFH1 Class A4 0.393% due 01/25/37 (Ê)	934	750
Series 2007-WFH4 Class A2B 1.243% due 07/25/37 (Ê)	1,261	1,111
Conseco Financial Corp. Series 1999-2 Class A5 6.680% due 12/01/30	290	291
Countrywide Asset-Backed Certificates Series 2006-3 Class 2A2 0.373% due 06/25/36 (Ê)	123	118
Series 2007-4 Class A2 5.530% due 04/25/47	245	228
DT Auto Owner Trust Series 2012-2A Class A 0.910% due 11/16/15 (Þ)	205	205
Series 2013-1A Class A 0.750% due 05/16/16 (Þ)	915	914
Educational Funding of the South, Inc. Series 2011-1 Class A2 0.926% due 04/25/35 (Ê)	450	443
EFS Volunteer LLC Series 2010-1 Class A2 1.126% due 10/25/35 (Ê)(Þ)	500	464
Exeter Automobile Receivables Trust Series 2013-1A Class A 1.290% due 10/16/17 (Þ)	308	306
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	48	49
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 7.972% due 12/25/30	33	34
Green Tree Series 2008-MH1 Class A2 8.970% due 04/25/38 (Þ)	833	922
Halcyon Structured Asset Management CLO I, Ltd. Series 2006-1A Class A2 0.464% due 05/21/18 (Ê)(Þ)	154	153
Honda Auto Receivables Owner Trust Series 2011-3 Class A3 0.880% due 09/21/15	1,141	1,143
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.482% due 01/20/34 (Ê)	115	112
Hyundai Auto Receivables Trust Series 2011-B Class A3 1.040% due 09/15/15	110	110
Series 2012-B Class A2 0.540% due 01/15/15	660	660
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1 Class AF6 4.934% due 03/25/47	1,832	1,438

Core Bond Fund	55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Lafayette CLO, Ltd. Series 2012-1A Class A 1.674% due 09/06/22 (Ê)(Þ)	174	174
Landmark VII CDO, Ltd. Series 2006-7A Class A1L 0.552% due 07/15/18 (Ê)(Þ)	333	330
Lehman XS Trust Series 2006-9 Class A1B 0.353% due 05/25/46 (Ê)	167	128
Series 2006-13 Class 1A2 0.363% due 09/25/36 (Ê)	157	121
Series 2006-19 Class A2 0.363% due 12/25/36 (Ê)	163	122
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.753% due 10/25/34 (Ê)	4	4
Series 2004-4 Class M1 1.093% due 10/25/34 (Ê)	1,200	1,105
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2B 0.363% due 04/25/37 (Ê)	121	65
Series 2007-4 Class 2A2 0.313% due 07/25/37 (Ê)	866	463
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 1.242% due 07/20/43 (Ê)	650	631
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE5 Class A2C 0.443% due 03/25/37 (Ê)	778	348
Series 2007-HE5 Class A2D 0.533% due 03/25/37 (Ê)	778	353
Morgan Stanley Capital I, Inc. Series 2006-HE1 Class A4 0.483% due 01/25/36 (Ê)	1,950	1,440
Motor PLC Series 2012-12A Class A1C 1.290% due 02/25/20 (Þ)	315	316
Neptune Finance CCS, Ltd. Series 2008-1A Class A 0.891% due 04/20/20 (Ê)(Þ)	450	448
Nob Hill CLO, Ltd. Series 2006-1A Class A1 0.525% due 08/15/18 (Ê)(Þ)	500	494
OHA Credit Partners VII, Ltd. Series 2012-7A Class A 1.694% due 11/20/23 (Ê)(Þ)	450	449
Pacifica CDO V Corp. Series 2006-5A Class A1 0.536% due 01/26/20 (Ê)(Þ)	309	307
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 4.779% due 01/25/36	90	79
Series 2006-C Class A4 0.443% due 07/25/36 (Ê)	1,380	1,015
Series 2006-D Class A3 0.453% due 11/25/46 (Ê)	1,500	1,078

	Principal Amount ($) or Shares	Fair Value $
Porsche Financial Auto Securities Series 2011-1 Class A3 0.840% due 01/16/15 (Þ)	160	160
Prestige Auto Receivables Trust 2013-1 Series 2013-1A Class A2 1.090% due 02/15/18 (Þ)	330	329
RAMP Trust Series 2003-RS9 Class AI6A 6.110% due 10/25/33	352	352
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	112	110
RASC Trust Series 2003-KS4 Class AIIB 0.773% due 06/25/33 (Ê)	26	21
Red River CLO, Ltd. Series 2006-1A Class A 0.544% due 07/27/18 (Ê)(Þ)	475	461
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	85	81
Series 2006-1 Class AF6 5.746% due 05/25/36	154	114
Series 2007-1 Class AF2 5.512% due 04/25/37	412	226
Series 2007-2 Class AF2 5.675% due 06/25/37	124	67
Santander Drive Auto Receivables Trust Series 2011-2 Class B 2.660% due 01/15/16	180	182
Series 2012-1 Class B 2.720% due 05/16/16	340	346
Series 2012-2 Class A2 0.910% due 05/15/15	498	498
Series 2012-2 Class B 2.090% due 08/15/16	430	435
Series 2013-1 Class B 1.160% due 01/15/19	230	229
Series 2013-2 Class B 1.330% due 03/15/18	360	359
Series 2013-3 Class B 1.190% due 05/15/18	595	590
SLM Private Education Loan Trust Series 2010-A Class 2A 3.443% due 05/16/44 (Ê)(Þ)	734	759
Series 2013-B Class A2A 1.850% due 06/17/30 (Þ)	1,250	1,187
SLM Student Loan Trust Series 2003-11 Class A6 0.563% due 12/15/25 (Ê)(Þ)	350	349
Series 2005-5 Class A2 0.356% due 10/25/21 (Ê)	148	148
Series 2006-2 Class A6 0.446% due 01/25/41 (Ê)	570	480
Series 2006-8 Class A6 0.436% due 01/25/41 (Ê)	570	481
Series 2008-4 Class A4 1.926% due 07/25/22 (Ê)	1,400	1,461

56	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2008-7 Class A2 0.776% due 10/25/17 (Ê)	1,564	1,566
Series 2012-7 Class A3 0.843% due 05/26/26 (Ê)	475	469
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	426	465
SMART Trust Series 2011-1USA Class A3A 1.770% due 10/14/14 (Þ)	344	345
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	770	785
Series 2012-1USA Class A2A 1.040% due 09/14/14 (Þ)	287	287
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	310	317
Series 2012-4US Class A2A 0.670% due 06/14/15	64	64
Series 2013-1US Class A4A 1.050% due 10/14/18	305	303
Soundview Home Equity Loan Trust Series 2005-1 Class M2 0.943% due 04/25/35 (Ê)	817	804
Series 2005-OPT3 Class A4 0.493% due 11/25/35 (Ê)	283	278
Toyota Auto Receivables Owner Trust Series 2011-A Class A3 0.980% due 10/15/14	67	67
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.343% due 05/25/36 (Ê)	486	256

		45,125

Corporate Bonds and Notes - 11.0%
AbbVie, Inc. 1.033% due 11/06/15 (Ê)(Þ)	400	404
1.750% due 11/06/17 (Þ)	655	642
Ally Financial, Inc. 4.625% due 06/26/15	400	410
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	155	160
Altria Group, Inc. 10.200% due 02/06/39	210	316
Amazon.com, Inc. 1.200% due 11/29/17	295	285
American Airlines Class A Pass Through Trust Series 2013-1 4.000% due 07/15/25 (Þ)	450	425
American General Institutional Capital B 8.125% due 03/15/46 (Þ)	205	247
American International Group, Inc. 4.875% due 09/15/16	440	482
8.175% due 05/15/58	370	451
American Tower Corp. 7.000% due 10/15/17	255	295

	Principal Amount ($) or Shares	Fair Value $
Ameriprise Financial, Inc. 7.518% due 06/01/66	210	229
AmerisourceBergen Corp. 5.875% due 09/15/15	155	171
Anadarko Petroleum Corp. 6.375% due 09/15/17	200	230
6.450% due 09/15/36	390	452
Anheuser-Busch InBev Worldwide, Inc. 7.750% due 01/15/19	345	436
Arch Coal, Inc. 8.750% due 08/01/16	70	70
7.000% due 06/15/19	350	291
Ashland, Inc. 6.875% due 05/15/43 (Þ)	145	148
4.750% due 08/15/22 (Þ)	315	312
AT&T Corp. 8.000% due 11/15/31	175	244
AT&T, Inc. 5.350% due 09/01/40	130	132
Bank of America Corp. 4.500% due 04/01/15	400	420
4.750% due 08/01/15	320	339
5.625% due 10/14/16	200	221
6.000% due 09/01/17	135	151
5.750% due 12/01/17	140	156
2.000% due 01/11/18	485	470
3.300% due 01/11/23	615	581
Bank of America NA Series BKNT 0.553% due 06/15/16 (Ê)	600	579
6.100% due 06/15/17	775	865
Barrick NA Finance LLC 5.750% due 05/01/43 (Þ)	330	267
Bear Stearns Cos. LLC 5.550% due 01/22/17	380	416
7.250% due 02/01/18	195	232
Berkshire Hathaway, Inc. 4.500% due 02/11/43	425	404
Boston Scientific Corp. 4.500% due 01/15/15	295	309
6.000% due 01/15/20	200	226
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	31
6.750% due 03/15/29	10	12
Cablevision Systems Corp. 5.875% due 09/15/22	175	169
Carlyle Holdings II Finance LLC 5.625% due 03/30/43 (Þ)	260	243
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	455	591
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	58
CF Industries, Inc. 4.950% due 06/01/43	390	370
Chase Capital III Series C 0.825% due 03/01/27 (Ê)	295	239

Core Bond Fund	57

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Chevron Corp. 1.718% due 06/24/18	540	535
3.191% due 06/24/23	325	323
CHS/Community Health Systems, Inc. 8.000% due 11/15/19	180	191
CIT Group, Inc. 6.625% due 04/01/18 (Þ)	390	421
Citigroup, Inc. 5.500% due 10/15/14	405	426
4.700% due 05/29/15	50	53
2.250% due 08/07/15	295	300
5.850% due 08/02/16	220	246
6.000% due 08/15/17	450	507
6.125% due 11/21/17	405	460
5.375% due 08/09/20	250	276
3.375% due 03/01/23	260	249
3.500% due 05/15/23	860	772
CNH Capital LLC 3.875% due 11/01/15	330	332
Commonwealth Edison Co. 5.800% due 03/15/18	290	337
ConAgra Foods, Inc. 4.950% due 08/15/20 (Þ)	410	441
6.625% due 08/15/39 (Þ)	300	349
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A Class A 6.545% due 02/02/19	299	332
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	132	146
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	208	238
Coventry Health Care, Inc. 5.450% due 06/15/21	415	462
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	130	134
CVS Caremark Corp. 3.250% due 05/18/15	295	307
Daimler Finance NA LLC 0.879% due 01/09/15 (Ê)(Þ)	400	401
DCP Midstream Operating, LP 3.250% due 10/01/15	275	285
Delta Air Lines Pass Through Trust Series 2002-1 Class G-1 6.718% due 01/02/23	108	118
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	275	289
3.800% due 03/15/22	380	365
Discover Financial Services 5.200% due 04/27/22	260	268
DISH DBS Corp. 6.750% due 06/01/21	400	425

	Principal Amount ($) or Shares	Fair Value $
Duke Energy Progress, Inc. 4.100% due 03/15/43	310	283
Dynegy Roseton LLC / Danskammer (Ø) Pass Through Trust Series B 7.670% due 11/08/16	700	14
Edison Mission Energy 7.000% due 05/15/17	675	379
El Paso Natural Gas Co. LLC 7.500% due 11/15/26	100	120
Energy Transfer Partners, LP 6.050% due 06/01/41	205	207
3.292% due 11/01/66 (Ê)(Þ)	1,380	1,243
Enterprise Products Operating LLC 5.250% due 01/31/20	540	604
4.850% due 03/15/44	210	199
Series B 7.034% due 01/15/68	290	326
Express Scripts Holding Co. 3.500% due 11/15/16	410	435
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	845	984
7.200% due 07/15/48 (Þ)	300	340
First Data Corp. 8.250% due 01/15/21 (Þ)	585	597
Ford Motor Credit Co. LLC 7.000% due 04/15/15	600	650
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	80	67
Freeport-McMoRan Copper & Gold, Inc. 3.100% due 03/15/20 (Þ)	340	314
General Electric Capital Corp. 4.375% due 09/16/20	300	318
5.875% due 01/14/38	225	248
Series GMTN 5.625% due 05/01/18	230	264
3.100% due 01/09/23	645	609
6.875% due 01/10/39	350	431
Series MTNA 0.533% due 09/15/14 (Ê)	420	420
6.750% due 03/15/32	425	510
General Electric Co. 5.250% due 12/06/17	340	384
Genworth Holdings, Inc. 6.150% due 11/15/66	365	317
Georgia-Pacific LLC 3.734% due 07/15/23 (Þ)	555	540
8.875% due 05/15/31	205	286
Glencore Funding LLC 2.500% due 01/15/19 (Þ)	405	366
Goldman Sachs Group, Inc. (The) 2.375% due 01/22/18	365	358
6.150% due 04/01/18	400	451
6.000% due 06/15/20	150	169
6.750% due 10/01/37	780	799
Series GMTN 7.500% due 02/15/19	300	356

58	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Great Plains Energy, Inc. 5.292% due 06/15/22	170	184
HCA, Inc. 7.250% due 09/15/20	496	533
4.750% due 05/01/23	205	196
HCP, Inc. 2.625% due 02/01/20	425	398
5.375% due 02/01/21	400	434
Health Care REIT, Inc. 6.125% due 04/15/20	200	227
4.950% due 01/15/21	365	388
5.250% due 01/15/22	200	215
6.500% due 03/15/41	140	155
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	700	783
Hewlett-Packard Co. 3.750% due 12/01/20	295	286
Historic TW, Inc. 8.050% due 01/15/16	195	224
HSBC USA, Inc. 2.375% due 02/13/15	235	240
Humana, Inc. 6.450% due 06/01/16	160	181
7.200% due 06/15/18	235	280
8.150% due 06/15/38	285	380
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	196	210
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	720	749
4.875% due 04/01/15	350	356
6.750% due 09/01/16 (Þ)	100	108
3.875% due 04/15/18	210	197
JetBlue Airways Pass Through Trust Series 2004-2 Class G-2 0.725% due 11/15/16 (Ê)	750	676
JPMorgan Chase & Co. 4.250% due 10/15/20	300	312
3.375% due 05/01/23	455	424
Series 1 7.900% due 04/29/49 (AE)(ƒ)	220	249
Series GMTN 0.893% due 02/26/16 (Ê)	1,400	1,398
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	78
6.000% due 10/01/17	945	1,077
JPMorgan Chase Capital XIII Series M 1.234% due 09/30/34 (Ê)	480	378
JPMorgan Chase Capital XXI Series U 1.223% due 02/02/37 (Ê)	335	255
JPMorgan Chase Capital XXIII 1.275% due 05/15/47 (Ê)	545	414
Life Technologies Corp. 6.000% due 03/01/20	400	451

	Principal Amount ($) or Shares	Fair Value $
Lorillard Tobacco Co. 8.125% due 06/23/19	465	570
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	85
Marina District Finance Co., Inc. 9.500% due 10/15/15	375	390
Merck & Co., Inc. 2.800% due 05/18/23	250	237
Merrill Lynch & Co., Inc. Series GMTN 6.400% due 08/28/17	200	226
MetLife, Inc. 10.750% due 08/01/39	275	425
Metropolitan Life Global Funding I 1.875% due 06/22/18 (Þ)	750	737
Mirant Mid Atlantic Pass Through Trust Series B 9.125% due 06/30/17	340	374
Mondelez International, Inc. 6.125% due 02/01/18	220	254
Morgan Stanley 4.200% due 11/20/14	200	207
0.757% due 10/15/15 (Ê)	180	176
1.523% due 02/25/16 (Ê)	1,300	1,297
5.550% due 04/27/17	425	460
6.250% due 08/28/17	500	558
5.625% due 09/23/19	275	296
Series 1654 4.100% due 05/22/23	750	693
Series GMTN 5.450% due 01/09/17	225	243
Mylan, Inc. 2.600% due 06/24/18 (Þ)	570	562
7.875% due 07/15/20 (Þ)	340	392
National City Bank Series BKNT 0.645% due 06/07/17 (Ê)	500	494
Nationwide Mutual Insurance Company 6.600% due 04/15/34 (Þ)	265	266
5.810% due 12/15/24 (Þ)	500	506
News America, Inc. 8.250% due 10/17/96	20	24
Nisource Finance Corp. 6.400% due 03/15/18	145	168
Nomura Holdings Inc. 2.000% due 09/13/16	575	569
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	550	665
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	450	550
Petrohawk Energy Corp. 7.250% due 08/15/18	230	251
Pfizer, Inc. 3.000% due 06/15/23	450	436
Plains Exploration & Production Co. 6.875% due 02/15/23	355	380
Progress Energy, Inc. 5.625% due 01/15/16	40	44

Core Bond Fund	59

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Prudential Financial, Inc. 8.875% due 06/15/38	330	396
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	550	691
Public Service Co. of Colorado 2.500% due 03/15/23	195	182
Public Service Co. of New Mexico 7.950% due 05/15/18	260	312
QVC, Inc. 7.500% due 10/01/19 (Þ)	260	283
4.375% due 03/15/23 (Þ)	365	340
Rock Tenn Co. 4.450% due 03/01/19	185	196
4.000% due 03/01/23	540	520
Sabine Pass LNG, LP 7.500% due 11/30/16	175	188
7.500% due 11/30/16 (Þ)	380	390
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	705	698
Simon Property Group, LP 10.350% due 04/01/19	160	222
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.750% due 03/15/20	325	383
SLM Corp. 6.250% due 01/25/16	1,800	1,909
South Carolina Electric & Gas Co. 6.500% due 11/01/18	150	182
Springleaf Finance Corp. 6.900% due 12/15/17	300	294
Series INCM 6.000% due 11/15/14	200	201
Series MTNI 5.400% due 12/01/15	700	698
Sprint Capital Corp. 8.750% due 03/15/32	690	759
Sprint Nextel Corp. 9.000% due 11/15/18 (Þ)	340	398
Symantec Corp.
4.200% due 09/15/20	235	241
TD Ameritrade Holding Corp.
4.150% due 12/01/14	225	236
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/16	200	232
8.375% due 06/15/32	460	616
Time Warner Cable, Inc.
8.250% due 04/01/19	315	379
Time Warner, Inc.
5.875% due 11/15/16	400	457
Timken Co.
6.000% due 09/15/14	150	159
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	55	63
United Technologies Corp.
1.800% due 06/01/17	210	211

	Principal Amount ($) or Shares	Fair Value $
UnitedHealth Group, Inc.
6.000% due 06/15/17	3	3
2.875% due 03/15/23	210	197
Valeant Pharmaceuticals International
6.375% due 10/15/20 (Þ)	195	193
Ventas Realty, LP / Ventas Capital Corp.
2.000% due 02/15/18	200	194
Wachovia Capital Trust III
5.570% due 03/29/49 (Ê)(ƒ)	415	407
WEA Finance LLC / WT Finance Aust Pty, Ltd.
6.750% due 09/02/19 (Þ)	95	112
Weyerhaeuser Co.
7.375% due 10/01/19	355	419
Williams Cos., Inc. (The)
7.875% due 09/01/21	161	194
8.750% due 03/15/32	108	137
Williams Partners, LP / Williams Partners Finance Corp.
7.250% due 02/01/17	235	273
ZFS Finance USA Trust II
6.450% due 12/15/65 (Þ)	505	540

		77,233

International Debt - 4.7%
Abbey National Treasury Services PLC
3.875% due 11/10/14 (Þ)	870	896
America Movil SAB de CV
3.125% due 07/16/22	295	272
ArcelorMittal
5.000% due 02/25/17	350	354
Arran Funding, Ltd. Series 2012-1A Class A1 0.893% due 07/15/15 (Ê)(Þ)	200	200
AWAS Aviation Capital, Ltd.
7.000% due 10/17/16 (Þ)	277	288
Bank of Montreal
2.850% due 06/09/15 (Þ)	100	104
Barrick Gold Corp.
2.500% due 05/01/18 (Þ)	410	368
4.100% due 05/01/23 (Þ)	910	760
BBVA Bancomer SA
6.500% due 03/10/21 (Þ)	200	210
BBVA US Senior SAU
4.664% due 10/09/15	450	464
BM&FBovespa SA
5.500% due 07/16/20 (Þ)	100	102
BP Capital Markets PLC
2.750% due 05/10/23	395	365
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/28 (Þ)	400	388
Caisse Centrale Desjardins du Quebec
2.650% due 09/16/15 (Þ)	410	424
Canadian Oil Sands, Ltd.
6.000% due 04/01/42 (Þ)	190	196
CDP Financial, Inc.
5.600% due 11/25/39 (Þ)	265	304

60	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

CNOOC Finance 2013, Ltd.
3.000% due 05/09/23	600	542
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.950% due 11/09/22	748	716
Corp. Nacional del Cobre de Chile
7.500% due 01/15/19 (Þ)	200	239
Credit Suisse NY
6.000% due 02/15/18	770	865
DP World, Ltd.
6.850% due 07/02/37 (Þ)	330	341
Duane Street CLO III, Ltd. Series 2006-3A Class A1 0.528% due 01/11/21 (Ê)(Þ)	785	777
Eksportfinans ASA
2.375% due 05/25/16	225	215
Enel Finance International NV
6.000% due 10/07/39 (Þ)	175	162
Export-Import Bank of Korea
5.875% due 01/14/15	700	745
Fomento Economico Mexicano SAB de CV
4.375% due 05/10/43	360	313
Government of the Cayman Islands
5.950% due 11/24/19 (Þ)	230	255
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	825	874
HSBC Bank PLC
3.100% due 05/24/16 (Þ)	800	839
Hutchison Whampoa International 11, Ltd.
4.625% due 01/13/22 (Þ)	375	383
Indian Oil Corp., Ltd.
4.750% due 01/22/15	400	413
Intelsat Jackson Holdings SA
8.500% due 11/01/19	400	431
7.500% due 04/01/21	305	320
Intesa Sanpaolo SpA
3.125% due 01/15/16	710	698
IPIC GMTN, Ltd.
5.500% due 03/01/22 (Þ)	125	133
Israel Government International Bond
4.500% due 01/30/43	200	180
Itau Unibanco Holding SA
5.500% due 08/06/22 (Þ)	700	669
JPMorgan Chase & Co. Series MPLE 2.920% due 09/19/17 (Þ)	605	569
Kommunalbanken AS
1.125% due 05/23/18 (Þ)	1,020	983
Korea East-West Power Co., Ltd.
2.500% due 07/16/17 (Þ)	200	195
Korea Electric Power Corp.
5.125% due 04/23/34 (Þ)	60	60
Lloyds Banking Group PLC
6.657% due 12/31/49 (ƒ)(Þ)	675	587
LyondellBasell Industries NV Series WI 5.000% due 04/15/19	410	446

	Principal Amount ($) or Shares	Fair Value $
Majapahit Holding BV Series REGS 7.750% due 10/17/16	100	111
Mexico Government International Bond
4.750% due 03/08/44	520	463
Nexen, Inc.
7.500% due 07/30/39	500	611
Nokia OYJ
6.625% due 05/15/39	280	253
Petrobras Global Finance BV
3.000% due 01/15/19	100	93
4.375% due 05/20/23	590	541
5.625% due 05/20/43	280	243
Petrobras International Finance Co. - Pifco
3.875% due 01/27/16	400	412
7.875% due 03/15/19	800	925
5.750% due 01/20/20	510	531
Petroleos Mexicanos
5.500% due 06/27/44	40	36
Series REGs
5.500% due 06/27/44	210	189
Province of Quebec Canada
3.500% due 07/29/20	200	210
Rabobank Nederland
11.000% due 06/29/49 (ƒ)(Þ)	480	616
Ras Laffan Liquefied Natural Gas Co., Ltd. III Series REGS 6.750% due 09/30/19	300	351
Rio Tinto Finance USA PLC
1.375% due 06/17/16	365	363
2.250% due 12/14/18	205	199
Royal Bank of Scotland Group PLC
6.990% due 10/29/49 (ƒ)(Þ)	300	281
Series 1
9.118% due 03/31/49 (ƒ)	300	303
Russian Foreign Bond - Eurobond
4.500% due 04/04/22 (Þ)	345	352
Saudi Electricity Global Sukuk Co. 2
5.060% due 04/08/43 (Þ)	300	273
Sirius International Group, Ltd.
7.506% due 05/29/49 (ƒ)(Þ)	365	377
Suncor Energy, Inc.
5.950% due 12/01/34	160	172
Sydney Airport Finance Co. Pty, Ltd.
3.900% due 03/22/23 (Þ)	640	604
Talisman Energy, Inc.
5.500% due 05/15/42	180	176
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	360	379
Total Capital Canada, Ltd.
0.657% due 01/15/16 (Ê)	1,500	1,507
Total Capital SA
4.450% due 06/24/20	260	283
Transocean, Inc.
2.500% due 10/15/17	345	341
6.375% due 12/15/21	300	337

Core Bond Fund	61

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Turkiye Garanti Bankasi AS
2.776% due 04/20/16 (Ê)(Þ)	200	196
Tyco Electronics Group SA
6.550% due 10/01/17	240	278
Vale Overseas, Ltd.
8.250% due 01/17/34	160	187
Vale SA
5.625% due 09/11/42	320	279
Validus Holdings, Ltd.
8.875% due 01/26/40	220	278
VimpelCom Holdings BV
7.504% due 03/01/22 (Þ)	420	435
Vivendi SA
2.400% due 04/10/15 (Å)	200	204
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	385	414
VPII Escrow Corp.
7.500% due 07/15/21 (Þ)	165	171
Weatherford International, Ltd.
5.125% due 09/15/20	280	293
Willis Group Holdings PLC
4.125% due 03/15/16	210	220

		33,132

Loan Agreements - 0.2%
CHS/Community Health Systems, Inc. Non Extended Term Loan 2.445% due 07/25/14	288	287
HCA, Inc. Term Loan B3
2.948% due 05/01/18 (Ê)	507	505
Valeant Pharmaceuticals International, Inc. Term Loan
1.000% due 06/24/20	400	399

		1,191

Mortgage-Backed Securities - 32.6%
Adjustable Rate Mortgage Trust Series 2007-1 Class 1A1 3.022% due 03/25/37 (Ê)	843	635
American Home Mortgage Assets LLC Series 2007-4 Class A2 0.383% due 08/25/37 (Ê)	324	284
American Home Mortgage Investment Trust
Series 2004-4 Class 4A
2.430% due 02/25/45 (Ê)	54	54
Series 2007-1 Class GA1C
0.383% due 05/25/47 (Ê)	782	522
Banc of America Funding Corp. Series 2006-3 Class 5A8 5.500% due 03/25/36	316	311
Series 2006-G Class 2A3 0.362% due 07/20/36 (Ê)	413	399
Series 2006-I Class 5A1 5.756% due 10/20/46 (Ê)	802	707
Series 2007-4 Class 3A1 0.563% due 06/25/37 (Ê)	911	646

	Principal Amount ($) or Shares	Fair Value $
Banc of America Funding Trust Series 2006-3 Class 5A3 5.500% due 03/25/36	936	907
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 2.493% due 11/15/15 (Ê)(Þ)	89	89
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-2 Class D 5.294% due 03/11/41	250	258
Series 2005-1 Class A4 5.284% due 11/10/42	120	122
Series 2005-2 Class A5 4.857% due 07/10/43	745	788
Series 2006-2 Class A4 5.919% due 05/10/45	200	221
Series 2008-1 Class A4 6.395% due 02/10/51	580	665
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	3	3
Series 2004-11 Class 2A1 5.750% due 01/25/35	98	100
Series 2005-H Class 2A5 3.164% due 09/25/35 (Ê)	191	170
Bayview Commercial Asset Trust Series 2005-3A Class A1 0.513% due 11/25/35 (Ê)(Þ)	419	332
BCAP LLC Trust Series 2011-RR4 Class 7A2 12.248% due 04/26/37 (Þ)	397	121
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.573% due 04/25/33 (Ê)	17	17
Series 2003-8 Class 4A1 3.116% due 01/25/34 (Ê)	57	56
Series 2004-5 Class 2A 3.148% due 07/25/34 (Ê)	636	630
Series 2004-9 Class 22A1 3.458% due 11/25/34 (Ê)	31	31
Series 2005-2 Class A1 2.600% due 03/25/35 (Ê)	478	471
Series 2007-3 Class 1A1 2.879% due 05/25/47 (Ê)	190	152
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.708% due 05/25/35 (Ê)	140	128
Series 2005-7 Class 22A1 2.896% due 09/25/35 (Ê)	326	267
Series 2005-10 Class 24A1 2.519% due 01/25/36 (Ê)	291	196
Series 2006-1 Class 21A2 2.644% due 02/25/36 (Ê)	364	217
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	75	75

62	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2004-PWR3 Class A4 4.715% due 02/11/41	807	816
Series 2005-T20 Class A4A 5.296% due 10/12/42	700	755
Series 2006-T22 Class A4 5.766% due 04/12/38	505	553
BNPP Mortgage Securities LLC Series 2009-1 Class A1 6.000% due 08/27/37 (Þ)	264	278
Citicorp Mortgage Securities, Inc. Series 2006-3 Class 1A9 5.750% due 06/25/36	200	200
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623% due 10/15/41	163	163
Series 2006-C5 Class A4 5.431% due 10/15/49	135	150
Citigroup Commerical Mortgage Trust Series 2009-RR1 Class MA4A 5.485% due 03/17/51 (Þ)	300	334
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	33	32
Series 2006-AR7 Class 1A4A 4.946% due 11/25/36 (Ê)	374	299
Series 2007-10 Class 2A3A 5.796% due 09/25/37 (Ê)	387	322
Series 2007-10 Class 2A4A 6.121% due 09/25/37 (Ê)	219	191
Series 2007-AR8 Class 2A1A 3.019% due 07/25/37 (Ê)	502	407
Commercial Mortgage Asset Trust Series 1999-C1 Class D 7.350% due 01/17/32	115	117
Commercial Mortgage Pass Through Certificates Series 2007-FL14 Class AJ 0.373% due 06/15/22 (Ê)(Þ)	1,441	1,429
Commercial Mortgage Trust Series 2005-GG3 Class A4 4.799% due 08/10/42	100	104
Commerical Mortgage Asset Trust Series 2001-J2A Class E 7.160% due 07/16/34 (Þ)	200	236
Commerical Mortgage Pass Through Certificates Series 2013-CR6 Class A4 3.101% due 03/10/46	450	424
Countrywide Alternative Loan Trust Series 2005-81 Class A1 0.473% due 02/25/37 (Ê)	259	179
Series 2005-48T1 Class A6 5.500% due 11/25/35	781	662
Series 2006-36T2 Class 1A9 1.093% due 12/25/36 (Ê)	193	124
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	757	615

	Principal Amount ($) or Shares	Fair Value $
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.919% due 11/25/34 (Ê)	110	101
Series 2004-HYB9 Class 1A1 2.740% due 02/20/35 (Ê)	175	163
Series 2005-3 Class 1A2 0.483% due 04/25/35 (Ê)	18	16
Series 2005-HYB9 Class 3A2A 2.783% due 02/20/36 (Ê)	34	30
Series 2007-2 Class A2 6.000% due 03/25/37	1,595	1,440
Series 2007-4 Class 1A10 6.000% due 05/25/37	1,456	1,263
Series 2007-HY5 Class 1A1 3.158% due 09/25/47 (Ê)	1,194	966
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2 Class C1 6.376% due 04/15/37	50	50
Series 2003-C5 Class D 5.116% due 12/15/36	215	218
Series 2004-C5 Class B 4.929% due 11/15/37	350	360
Series 2005-9 Class 2A1 5.500% due 10/25/35	221	215
Series 2005-C2 Class A3 4.691% due 04/15/37	164	167
Credit Suisse Mortgage Capital Certificates Series 2007-2 Class 3A4 5.500% due 03/25/37	897	850
Series 2007-C1 Class A3 5.383% due 02/15/40	100	108
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	340	364
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	674	675
Series 2012-EZ1 Class B 1.393% due 09/25/45 (Þ)	210	210
Series 2013-EZ2 Class A 0.853% due 02/25/45 (Þ)	668	668
DBUBS Mortgage Trust Series 2011-LC2A Class A2 3.386% due 07/10/44 (Þ)	900	947
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.908% due 08/25/35 (Ê)	412	303
Series 2007-OA1 Class A1 0.343% due 02/25/47 (Ê)	1,769	1,263
Extended Stay America Trust Series 2013-ESFL Class CFL 1.694% due 12/05/31 (Ê)(Þ)	100	99
Series 2013-ESH7 Class A27 2.958% due 12/05/31 (Þ)	325	315
Series 2013-ESH7 Class B7 3.604% due 12/05/31 (Þ)	100	95

Core Bond Fund	63

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Fannie Mae 2.634% due 2017 (Ê)	12	13
6.000% due 2017	8	8
3.584% due 2020	580	613
3.632% due 2020	763	810
3.665% due 2020	793	841
3.763% due 2020	771	825
4.250% due 2020	765	843
5.500% due 2020	45	49
3.890% due 2021	200	214
4.302% due 2021	801	879
4.317% due 2021	722	800
5.500% due 2021	61	64
2.500% due 2022	1,631	1,676
3.017% due 2022	296	298
5.500% due 2022	134	142
2.460% due 2023	947	908
4.000% due 2025	792	838
4.500% due 2025	1,304	1,400
3.500% due 2026	3,103	3,270
6.000% due 2026	170	186
2.870% due 2027	100	90
3.000% due 2027	2,713	2,800
6.000% due 2027	108	117
5.500% due 2028	58	63
6.000% due 2028	8	9
3.000% due 2032	1,963	1,983
3.500% due 2032	610	629
6.000% due 2032	121	133
6.150% due 2032 (Ê)	107	116
5.000% due 2033	31	33
5.500% due 2033	7	8
6.000% due 2033	6	6
6.150% due 2033 (Ê)	82	87
5.000% due 2034	363	392
5.500% due 2034	391	431
4.500% due 2035	20	21
3.434% due 2036 (Ê)	177	183
5.500% due 2037	1,351	1,462
6.000% due 2037	8	9
5.500% due 2038	1,737	1,909
4.000% due 2040	692	728
4.500% due 2040	615	652
5.500% due 2040	236	259
6.000% due 2040	872	948
4.000% due 2041	2,985	3,121
4.500% due 2041	942	999
5.500% due 2041	116	126
6.000% due 2041	938	1,018
15 Year TBA (Ï) 2.000%	1,700	1,651
2.500%	9,215	9,252
3.000%	3,655	3,753
3.500%	240	250
30 Year TBA (Ï) 3.000%	11,840	11,549
3.500%	18,765	19,012

	Principal Amount ($) or Shares	Fair Value $
4.000%	15,680	16,305
4.500%	5,050	5,344
5.000%	10,650	11,460
5.500%	4,785	5,194
6.000%	1,700	1,848
4.000% due 07/18/28	1,000	1,058
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	71	11
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	121	8
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	133	8
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	242	34
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	41	5
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41	338	410
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29	37	42
Series 2003-32 Class FH
0.593% due 11/25/22 (Ê)	22	22
Series 2003-35 Class FY
0.593% due 05/25/18 (Ê)	77	78
Series 2003-W1 Class 1A1
6.062% due 12/25/42	22	25
Series 2004-W2 Class 2A2
7.000% due 02/25/44	279	324
Series 2005-110 Class MB
5.500% due 09/25/35	96	104
Series 2006-27 Class SH
Interest Only STRIP
6.507% due 04/25/36 (Ê)	1,671	254
Series 2007-30 Class AF
0.503% due 04/25/37 (Ê)	57	57
Series 2009-39 Class LB
4.500% due 06/25/29	405	435
Series 2009-96 Class DB
4.000% due 11/25/29	575	614
Series 2010-85 Class NJ
4.500% due 08/25/40	649	675
Series 2010-95 Class S
Interest Only STRIP
6.407% due 09/25/40 (Ê)	1,644	277
Series 2010-112 Class PI
Interest Only STRIP
6.000% due 10/25/40	1,508	221
Series 2012-55 Class PC
3.500% due 05/25/42	700	695

64	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Fannie Mae-Aces
Series 2006-M2 Class A2F
5.259% due 05/25/20	122	137
Series 2011-M4 Class A2
3.726% due 06/25/21	80	84
Series 2012-M12 Class 1A
2.935% due 08/25/22	1,230	1,224
Series 2012-M15 Class A
2.745% due 10/25/22	958	934
FDIC Trust
Series 2010-R1 Class A
2.184% due 05/25/50 (Þ)	387	390
Series 2011-R1 Class A
2.672% due 07/25/26 (Þ)	547	564
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series 2010-K009 Class A2
3.808% due 08/25/20	100	107
Series 2011-K014 Class X1
Interest Only STRIP
1.439% due 04/25/21	1,269	99
Series 2011-K702 Class X1
Interest Only STRIP
1.716% due 02/25/18	4,727	288
Series 2012-K019 Class A2
2.272% due 03/25/22	425	398
Series 2012-K020 Class A2
2.373% due 05/25/22	925	871
Series 2012-K020 Class X1
Interest Only STRIP
1.612% due 05/25/22	2,385	238
Series 2012-K022 Class A2
2.355% due 07/25/22	605	568
Series 2012-K501 Class X1A
Interest Only STRIP
1.876% due 08/25/16	4,916	198
Series 2013-K024 Class X1
Interest Only STRIP
1.026% due 09/25/22	2,390	152
Series 2013-K025 Class A1
1.875% due 04/25/22	248	245
Series 2013-KS01 Class A2
2.522% due 01/25/23	215	203
Series 2013-KSMC Class A2
2.615% due 01/25/23	265	251
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2003-54 Class 2A
6.500% due 02/25/43	365	442
Series 2003-56 Class A5
5.231% due 05/25/43	377	409
Series 2005-63 Class 1A1
1.378% due 02/25/45 (Ê)	17	17
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.597% due 10/25/35 (Ê)	803	676

	Principal Amount ($) or Shares	Fair Value $
First Horizon Mortgage Pass-Through Trust 2006-2 Series 2006-2 Class 1A3 6.000% due 08/25/36	909	914
Freddie Mac
6.000% due 2016	4	4
3.500% due 2025	993	1,044
2.533% due 2030 (Ê)	1	1
5.500% due 2037	434	463
5.500% due 2038	1,959	2,158
6.000% due 2038	413	452
4.500% due 2039	1,891	2,062
4.000% due 2041	2,897	3,056
4.500% due 2041	772	831
3.000% due 2042	371	362
Freddie Mac Reference REMIC Series 2006-R006 Class ZA 6.000% due 04/15/36	337	371
Freddie Mac REMICS
Series 2000-2266 Class F
0.643% due 11/15/30 (Ê)	7	7
Series 2003-2624 Class QH
5.000% due 06/15/33	320	345
Series 2007-3335 Class BF
0.343% due 07/15/19 (Ê)	54	54
Series 2007-3335 Class FT
0.343% due 08/15/19 (Ê)	126	126
Series 2009-3569 Class NY
5.000% due 08/15/39	1,400	1,555
Series 2010-3640 Class JA
1.500% due 03/15/15	280	281
Series 2010-3653 Class B
4.500% due 04/15/30	490	531
Series 2010-3704 Class DC
4.000% due 11/15/36	451	480
Series 2011-3901 Class LA
4.000% due 06/15/38	346	352
Series 2012-4010 Class KM
3.000% due 01/15/42	528	542
FREMF Mortgage Trust Series 2010-K7 Class B 5.435% due 04/25/20 (Þ)	510	538
GE Business Loan Trust Series 2003-2A Class A 0.563% due 11/15/31 (Ê)(Þ)	472	456
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F 5.304% due 07/10/37 (Þ)	45	45
Ginne Mae II 4.000% due 2040 (Ê)	246	262
Ginnie Mae I
3.000% due 2027	575	596
4.500% due 2039	1,385	1,512
4.564% due 2062	1,210	1,339
Ginnie Mae II
1.750% due 2026 (Ê)	82	85
1.750% due 2027 (Ê)	6	7

Core Bond Fund	65

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

1.625% due 2032 (Ê)	32	33
3.500% due 2040 (Ê)	1,208	1,286
4.000% due 2040 (Ê)	198	210
4.502% due 2061	405	442
4.700% due 2061	320	354
5.245% due 2061	695	785
4.478% due 2063	320	354
4.519% due 2063	1,095	1,234
4.652% due 2063	115	127
4.661% due 2063	44	49
4.732% due 2063	220	245
30 Year TBA (Ï)
3.000%	1,895	1,870
3.500%	1,440	1,478
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3 Class A4
4.547% due 12/10/41	98	99
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 5.096% due 05/25/35 (Ê)	278	271
Government National Mortgage Association
Series 2007-12 Class C
5.278% due 04/16/41	340	369
Series 2007-26 Class SD
Interest Only STRIP
6.608% due 05/16/37 (Ê)	1,615	280
Series 2010-74 Class IO
Interest Only STRIP
0.971% due 03/16/50	3,076	126
Series 2010-116 Class MP
3.500% due 09/16/40	1,519	1,621
Series 2010-124 Class C
3.392% due 03/16/45	75	78
Series 2010-155 Class IO
Interest Only STRIP
1.265% due 06/16/39	2,265	153
Series 2010-H03 Class HI
Interest Only STRIP
1.465% due 03/20/60	22,406	1,330
Series 2010-H04 Class BI
Interest Only STRIP
1.382% due 04/20/60	1,576	99
Series 2010-H12 Class PT
5.470% due 11/20/59	712	776
Series 2010-H22 Class JI
Interest Only STRIP
2.497% due 11/20/60	2,490	282
Series 2011-67 Class B
3.863% due 10/16/47	230	242
Series 2011-127 Class IO
Interest Only STRIP
1.536% due 03/16/47	2,342	165
Series 2011-H02 Class BI
Interest Only STRIP
0.408% due 02/20/61	10,665	197

	Principal Amount ($) or Shares	Fair Value $
Series 2012-99 Class CI
Interest Only STRIP
1.041% due 10/16/49	1,906	152
Series 2012-115 Class A
2.131% due 04/16/45	222	220
Series 2012-115 Class IO
Interest Only STRIP
0.433% due 04/16/54	790	40
Series 2012-147 Class AE
1.750% due 07/16/47	397	386
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6
5.396% due 08/10/38	500	514
Series 2007-EOP Class A3
1.456% due 03/06/20 (Ê)(Þ)	1,800	1,805
Series 2011-ALF Class A
2.716% due 02/10/21 (Þ)	250	252
Series 2011-GC5 Class A4
3.707% due 08/10/44	735	745
Series 2012-GCJ9 Class A3
2.773% due 11/10/45	290	268
GSMPS Mortgage Loan Trust
Series 2006-RP1 Class 1A2
7.500% due 01/25/36 (Þ)	415	423
GSR Mortgage Loan Trust
Series 2005-AR7 Class 6A1
5.073% due 11/25/35 (Ê)	85	83
Series 2006-2F Class 3A3
6.000% due 02/25/36	888	804
Series 2006-3F Class 2A3
5.750% due 03/25/36	165	153
Series 2006-8F Class 4A17
6.000% due 09/25/36	309	264
Series 2007-AR2 Class 2A1
2.780% due 05/25/47 (Ê)	679	563
HarborView Mortgage Loan Trust
Series 2005-4 Class 3A1
2.765% due 07/19/35 (Ê)	95	81
IndyMac Index Mortgage Loan Trust
Series 2005-AR31 Class 1A1
2.441% due 01/25/36 (Ê)	486	380
Series 2006-AR41 Class A3
0.373% due 02/25/37 (Ê)	1,004	682
Irvine Core Office Trust 2013-IRV
Series 2013-IRV Class A1
2.068% due 05/15/48 (Þ)	228	221
JPMorgan Alternative Loan Trust
Series 2006-A2 Class 3A1
2.713% due 05/25/36 (Ê)	1,103	818
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-C1 Class D
5.192% due 01/12/37	146	146
Series 2003-PM1A Class B
5.537% due 08/12/40	210	210
Series 2004-LN2 Class B
5.315% due 07/15/41	150	153

66	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-LDP8 Class A3B
5.447% due 05/15/45	250	255
Series 2006-LDP8 Class A4
5.399% due 05/15/45	769	845
Series 2007-CB18 Class A4
5.440% due 06/12/47	1,200	1,330
Series 2007-CB20 Class ASB
5.688% due 02/12/51	70	76
Series 2007-LDPX Class A3
5.420% due 01/15/49	700	775
JPMorgan Mortgage Trust
Series 2005-A1 Class 6T1
4.659% due 02/25/35 (Ê)	19	19
Series 2005-A5 Class 3A2
2.590% due 08/25/35 (Ê)	35	36
Series 2005-A5 Class TA1
5.290% due 08/25/35 (Ê)	177	175
Series 2005-A8 Class 1A1
5.184% due 11/25/35 (Ê)	190	179
Series 2005-S3 Class 1A2
5.750% due 01/25/36	44	40
Series 2006-A6 Class 1A2
2.976% due 10/25/36 (Ê)	146	115
Series 2006-A7 Class 2A4R
2.871% due 01/25/37 (Ê)	1,074	863
Series 2007-S3 Class 1A8
6.000% due 08/25/37	847	743
LB-UBS Commercial Mortgage Trust
Series 2003-C5 Class C
4.762% due 04/15/37	30	30
Series 2004-C7 Class A1A
4.475% due 10/15/29	59	62
Series 2006-C1 Class A3
5.207% due 02/15/31	250	258
Mastr Adjustable Rate Mortgages Trust
Series 2006-2 Class 4A1
2.649% due 02/25/36 (Ê)	104	96
Series 2007-HF2 Class A1
0.503% due 09/25/37 (Ê)	608	501
Mastr Alternative Loan Trust
Series 2003-4 Class B1
5.832% due 06/25/33	96	95
Series 2004-10 Class 5A6
5.750% due 09/25/34	98	100
Mellon Residential Funding Corp.
Series 2000-TBC2 Class A1
0.673% due 06/15/30 (Ê)	67	66
Merrill Lynch Mortgage Trust
Series 2005-A10 Class A
0.403% due 02/25/36 (Ê)	67	58
Series 2005-CIP1 Class AM
5.107% due 07/12/38	325	344
Series 2008-C1 Class A4
5.690% due 02/12/51	530	599
MLCC Mortgage Investors, Inc.
Series 2005-3 Class 5A
0.443% due 11/25/35 (Ê)	44	41

	Principal Amount ($) or Shares	Fair Value $
ML-CFC Commercial Mortgage Trust
Series 2007-6 Class A4
5.485% due 03/12/51	100	111
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7 Class AS
3.214% due 02/15/46	210	195
Morgan Stanley Capital I, Inc.
Series 2003-IQ6 Class C
5.293% due 12/15/41 (Þ)	310	317
Series 2003-T11 Class A4
5.150% due 06/13/41	30	30
Series 2005-T19 Class A4A
4.890% due 06/12/47	750	797
Series 2006-T23 Class A4
5.987% due 08/12/41	780	868
Series 2007-T27 Class A4
5.816% due 06/11/42	720	814
Series 2011-C3 Class A2
3.224% due 07/15/49	195	204
Series 2011-C3 Class A4
4.118% due 07/15/49	115	120
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class C 6.790% due 07/15/33	36	37
Motel 6 Trust
Series 2012-MTL6 Class A1
1.500% due 10/05/25 (Þ)	339	334
Series 2012-MTL6 Class A2
1.948% due 10/05/25 (Þ)	220	216
Series 2012-MTL6 Class XA1
Interest Only STRIP
3.171% due 10/05/25 (Þ)	2,130	92
Northstar Education Finance, Inc.
Series 2007-1 Class A1
0.376% due 04/28/30 (Ê)	475	455
NorthStar Mortgage Trust
Series 2012-1 Class A
1.393% due 08/25/29 (Ê)(Þ)	174	174
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	285	309
ORES NPL LLC
Series 2012-LV1 Class A
4.000% due 09/25/44 (Þ)	69	69
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.593% due 02/25/34 (Ê)	11	10
Prudential Commerical Mortgage Series 2003-PWR1 Class D 4.775% due 02/11/36 (Þ)	3	3
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	258	194
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 0.643% due 02/25/34 (Ê)	68	65

Core Bond Fund	67

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-A10 Class A3 5.500% due 09/25/35	141	129
Series 2006-A9CB Class A6 6.000% due 09/25/36	199	134
RFMSI Trust Series 2006-SA4 Class 2A1 3.842% due 11/25/36 (Ê)	196	162
RREF 2013 LT1 LLC Series 2013-LT2 Class A 2.833% due 05/22/28 (Þ)	180	180
Sequoia Mortgage Trust Series 2001-5 Class A 0.892% due 10/19/26 (Ê)	23	23
SMA Issuer I LLC Series 2012-LV1 Class A 3.500% due 08/20/25 (Þ)	121	122
Structured Adjustable Rate Mortgage Loan Trust Series 2005-23 Class 1A3 2.654% due 01/25/36 (Ê)	162	151
Structured Asset Mortgage Investments II Trust Series 2004-AR8 Class A1 0.872% due 05/19/35 (Ê)	282	268
Series 2005-AR5 Class A3 0.442% due 07/19/35 (Ê)	110	107
Series 2007-AR6 Class A1 1.673% due 08/25/47 (Ê)	983	779
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A Class 5A4 2.530% due 11/25/33 (Ê)	568	560
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class A4 4.803% due 10/15/41	100	104
Series 2005-C16 Class A4 4.847% due 10/15/41	725	757
Series 2005-C17 Class A4 5.083% due 03/15/42	100	105
Series 2005-C20 Class A7 5.118% due 07/15/42	800	854
Series 2006-WL7A Class A2 0.313% due 09/15/21 (Ê)(Þ)	217	215
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates Series 2003-C9 Class B 5.109% due 12/15/35	90	91
Series 2003-C9 Class D 5.209% due 12/15/35	250	252
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR13 Class A1A1 0.483% due 10/25/45 (Ê)	21	19
Series 2006-AR7 Class A1A 1.094% due 09/25/46 (Ê)	921	547

	Principal Amount ($) or Shares	Fair Value $
Series 2007-HY2 Class 2A3 3.827% due 04/25/37 (Ê)	773	541
Series 2007-HY3 Class 4A1 2.563% due 03/25/37 (Ê)	302	276
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	104	99
Series 2006-AR2 Class 2A1 2.641% due 03/25/36	147	143
Series 2006-AR2 Class 2A3 2.641% due 03/25/36 (Ê)	221	212
Series 2006-AR4 Class 1A1 5.767% due 04/25/36 (Ê)	390	361
Series 2006-AR10 Class 4A1 2.695% due 07/25/36 (Ê)	39	35
Series 2006-AR17 Class A1 2.630% due 10/25/36 (Ê)	677	604
Series 2007-8 Class 1A16 6.000% due 07/25/37	133	126
Series 2007-AR8 Class A1 5.979% due 11/25/37 (Ê)	225	197
WFRBS Commercial Mortgage Trust Series 2011-C3 Class A4 4.375% due 03/15/44 (Þ)	635	667
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	545	548

		228,561

Municipal Bonds - 1.8%
Alabama Public School & College Authority Revenue Bonds 5.150% due 09/01/27	100	109
Charlotte-Mecklenburg Hospital Authority Revenue Bonds 5.000% due 01/15/30	900	966
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	464
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	475	550
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	1,098	1,255
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	100	130
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	111
Irvine Ranch Water District Special Assessment 6.622% due 05/01/40	1,000	1,228
Los Angeles Unified School District General Obligation Unlimited 4.500% due 07/01/22 (µ)	400	434

68	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds 6.731% due 07/01/43		100	116
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57		370	399
7.055% due 04/01/57		345	340
New York City Water & Sewer System Revenue Bonds 5.375% due 06/15/43		525	568
New York State Dormitory Authority Revenue Bonds 5.000% due 03/15/23		200	231
5.000% due 12/15/25		200	227
5.000% due 12/15/27		200	223
5.000% due 03/15/29		200	218
5.000% due 03/15/41		200	209
North Carolina Turnpike Authority Revenue Bonds 6.700% due 01/01/39		100	113
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		100	111
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40		100	111
State of California General Obligation Unlimited 6.650% due 03/01/22		775	917
7.500% due 04/01/34		100	130
7.550% due 04/01/39		355	475
State of Illinois General Obligation Unlimited 5.665% due 03/01/18		375	411
5.100% due 06/01/33		440	408
7.350% due 07/01/35		350	386
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)		400	401
State of Wisconsin Revenue Bonds 5.050% due 05/01/18 (µ)		100	111
University of California Revenue Bonds 5.000% due 05/15/28		300	330
6.270% due 05/15/31		400	437
Virginia Commonwealth Transportation Board Revenue Bonds 5.000% due 05/15/31		700	769

			12,888

Non-US Bonds - 6.5%
Australia Government Bond Series 120 6.000% due 02/15/17	AUD	2,910	2,948
Series 126 4.500% due 04/15/20	AUD	4,540	4,420

	Principal Amount ($) or Shares		Fair Value $
Series 133 5.500% due 04/21/23	AUD	1,560	1,628
Colombia Government International Bond 7.750% due 04/14/21	COP	2,112,000	1,235
9.850% due 06/28/27	COP	1,695,000	1,159
Granite Master Issuer PLC Series 2005-1 Class A5 0.302% due 12/20/54 (Ê)	EUR	279	354
Series 2005-4 Class A5 0.322% due 12/20/54 (Ê)	EUR	119	151
Series 2006-4 Class A7 0.342% due 12/20/54 (Ê)	EUR	298	378
Ireland Government Bond 5.000% due 10/18/20	EUR	940	1,311
5.400% due 03/13/25	EUR	1,830	2,582
Italy Buoni Poliennali Del Tesoro 4.000% due 09/01/20	EUR	720	943
Kingdom of Belgium 3.750% due 09/28/20 (Æ)	EUR	430	625
Malaysia Government Bond Series 0110 3.835% due 08/12/15	MYR	728	233
Series 0113 3.172% due 07/15/16	MYR	659	208
Series 0409 3.741% due 02/27/15	MYR	440	140
Series 1/06 4.262% due 09/15/16	MYR	1,224	397
Series 2/05 4.720% due 09/30/15 (Þ)	MYR	550	180
Mexican Bonos Series M 20 7.500% due 06/03/27	MXN	17,650	1,526
Series M 30 10.000% due 11/20/36	MXN	14,469	1,487
Series M 8.000% due 06/11/20	MXN	19,200	1,690
New Zealand Government Bond Series 423 5.500% due 04/15/23	NZD	1,270	1,090
Series 521 6.000% due 05/15/21	NZD	4,670	4,116
Series 1217 6.000% due 12/15/17	NZD	1,280	1,097
Norway Government Bond Series 472 4.250% due 05/19/17	NOK	14,990	2,703
Peru Government Bond 7.840% due 08/12/20	PEN	3,110	1,287
Peruvian Government International Bond Series REGS 8.600% due 08/12/17	PEN	475	199
6.950% due 08/12/31	PEN	285	107
Poland Government Bond Series 0417 4.750% due 04/25/17	PLN	5,860	1,839

Core Bond Fund	69

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series 1019 5.500% due 10/25/19	PLN	8,360	2,735
Province of Ontario Canada 4.200% due 06/02/20	CAD	200	206
4.000% due 06/02/21	CAD	300	305
3.150% due 06/02/22	CAD	1,500	1,421
4.700% due 06/02/37	CAD	400	425
4.600% due 06/02/39	CAD	100	105
Province of Quebec Canada 4.250% due 12/01/21	CAD	300	309
3.500% due 12/01/22	CAD	700	676
Red & Black Auto Germany Series 2012-1 Class A 1.090% due 12/15/20 (Ê)	EUR	46	61
SC Germany Auto UG Series 2011-2 Class A 1.069% due 11/13/21 (Ê)	EUR	997	1,308
South Africa Government Bond Series R203 8.250% due 09/15/17	ZAR	16,560	1,758
Wood Street CLO 1 BV Series 2005-I Class A 0.544% due 11/22/21 (Ê)	EUR	145	184

			45,526

United States Government Agencies - 2.1%
Fannie Mae 5.000% due 05/11/17		100	114
Federal Farm Credit Banks 0.181% due 09/19/14 (Ê)		1,230	1,230
Federal Home Loan Banks 2.500% due 05/26/15		1,020	999
0.550% due 06/03/16		1,075	1,068
Federal Home Loan Mortgage Corp.
0.500% due 09/14/15		1,905	1,901
2.000% due 08/25/16		675	699
1.000% due 06/29/17		200	198
1.000% due 09/29/17		200	198
0.875% due 03/07/18		400	387
3.750% due 03/27/19		300	330
1.750% due 05/30/19		600	591
1.250% due 10/02/19		100	95
2.375% due 01/13/22		100	97
Series 1 1.000% due 07/28/17		400	394
0.750% due 01/12/18		800	775
Federal National Mortgage Association
0.500% due 01/29/16		1,895	1,887
1.250% due 01/30/17		300	302
0.875% due 08/28/17		100	98
0.875% due 10/26/17		1,600	1,564
0.875% due 12/20/17		100	97
0.875% due 02/08/18		1,500	1,456
0.875% due 05/21/18		300	290
Freddie Mac
5.500% due 08/23/17		100	117

			14,887

	Principal Amount ($) or Shares	Fair Value $
United States Government Treasuries - 16.9%
United States Treasury Principal Principal Only STRIP Zero coupon due 11/15/27	1,350	851
United States Treasury Inflation Indexed Bonds 2.000% due 07/15/14	1,178	1,216
0.125% due 04/15/16	3,355	3,442
0.125% due 04/15/17	6,583	6,754
0.125% due 04/15/18	2,782	2,853
1.250% due 07/15/20	640	695
0.125% due 07/15/22	809	791
2.375% due 01/15/25	3,948	4,703
2.000% due 01/15/26	351	406
2.375% due 01/15/27	3,113	3,748
1.750% due 01/15/28	2,664	2,985
2.125% due 02/15/41	1,476	1,797
United States Treasury Notes
0.250% due 04/15/16	7,000	6,933
0.500% due 06/15/16	3,420	3,406
0.875% due 04/30/17	4,480	4,458
0.750% due 06/30/17	6,485	6,404
0.750% due 12/31/17	2,645	2,587
0.875% due 01/31/18	900	884
3.500% due 02/15/18	2,400	2,641
0.750% due 02/28/18	2,600	2,536
0.750% due 03/31/18	2,200	2,141
0.625% due 04/30/18	2,100	2,029
1.000% due 05/31/18	4,465	4,388
1.375% due 06/30/18	1,950	1,949
1.125% due 05/31/19	7,900	7,668
0.875% due 07/31/19	1,700	1,619
1.000% due 08/31/19	9,100	8,714
1.000% due 09/30/19	4,000	3,825
1.250% due 10/31/19	300	291
1.000% due 11/30/19	200	191
1.250% due 02/29/20	500	481
1.125% due 03/31/20	1,800	1,715
1.125% due 04/30/20	2,600	2,472
1.375% due 05/31/20	670	647
2.125% due 08/15/21	200	199
2.000% due 02/15/22	600	587
1.750% due 05/15/22	200	191
1.625% due 08/15/22	1,400	1,313
1.625% due 11/15/22	1,145	1,069
2.000% due 02/15/23	3,900	3,753
1.750% due 05/15/23	7,315	6,850
6.250% due 08/15/23	380	510
2.750% due 08/15/42	3,990	3,444
3.125% due 02/15/43	2,270	2,119

		118,255

Total Long-Term Investments (cost $576,287)		576,798

70	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp. (Å)	80,000	—

Utilities - 0.0%
Dynegy, Inc. (Æ)	16,210	366

Total Common Stocks (cost $324)		366

Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust (Å)	49	347
XLIT, Ltd.	100	86

		433

Total Preferred Stocks (cost $600)		433

	Notional Amount
Options Purchased - 0.1%
(Number of Contracts)
(Fund Receives/Fund Pays)
USD 0.450%/USD Three Month LIBOR Apr 2018 0.00 Put (1)	1,680	129
USD 2.650%/USD Three Month LIBOR Mar 2014 0.00 Put (1)	2,110	101
USD 4.500%/USD Three Month LIBOR Mar 2018 0.00 Put (2)	2,670	204

Total Options Purchased (cost $337)		434

	Principal Amount ($) or Shares
Short-Term Investments - 26.5%
Adam Aircraft Industries - Term Loan 15.130% due 05/23/13 (Å)	49	—
Ally Auto Receivables Trust Series 2013-SN1 Class A1 0.240% due 06/20/14	783	783
Ally Financial, Inc. 7.500% due 12/31/13	1,900	1,948
AmeriCredit Automobile Receivables Trust Series 2013-1 Class A1 0.240% due 02/10/14	127	127
Series 2013-3 Class A1 0.250% due 06/09/14	225	225
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	602

	Principal Amount ($) or Shares	Fair Value $
ARI Fleet Lease Trust Series 2013-A Class A1 0.260% due 04/15/14 (Þ)	226	226
Autonomous Community of Valencia Spain 4.750% due 03/20/14	100	130
Banco Santander Brasil SA 3.100% due 10/01/13 (ž)	500	499
Banco Santander Brazil SA 2.373% due 03/18/14 (Ê)(Þ)	200	199
Bank of America Corp. 7.375% due 05/15/14	305	321
BMW Vehicle Lease Trust Series 2013-1 Class A1 0.200% due 01/21/14	225	225
British Telecommunications PLC 0.800% due 03/10/14 (ž)	1,700	1,693
CarMax Auto Owner Trust Series 2013-2 Class A1 0.210% due 05/15/14	1,373	1,373
Cellco Partnership / Verizon Wireless Capital LLC 7.375% due 11/15/13	235	241
CIT Group, Inc. 5.250% due 04/01/14 (Þ)	1,200	1,218
Citigroup, Inc. 5.850% due 07/02/13	100	100
2.275% due 08/13/13 (Ê)	100	100
1.525% due 11/08/13 (Ê)	900	902
Credit Suisse USA, Inc. 5.500% due 08/15/13	45	45
Daimler Finance NA LLC 1.608% due 07/11/13 (Ê)(Þ)	700	700
1.472% due 09/13/13 (Ê)(Þ)	200	200
Dexia Credit Local SA Series BMTN 1.109% due 09/18/13 (Ê)(ž)	EUR 400	522
Dexia Credit Local SA NY 0.756% due 04/29/14 (Ê)(Þ)	500	501
Electricite de France SA 5.500% due 01/26/14 (Å)	200	205
Enterprise Fleet Financing LLC Series 2013-1 Class A1 0.260% due 03/20/14 (Þ)	347	347
Federal Home Loan Bank Discount Notes Zero coupon due 08/16/13 (ç)(ž)	2,625	2,625
Federal Home Loan Mortgage Corp. 1.375% due 02/25/14	265	267
First Investors Auto Owner Trust Series 2013-2A Class A1 0.340% due 06/16/14 (Þ)	380	379
Ford Credit Auto Owner Trust Series 2013-B Class A1 0.210% due 05/15/14 (Þ)	709	709
Freddie Mac Discount Notes Zero coupon due 08/26/13	1,230	1,230

Core Bond Fund	71

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/25/14	200		212
GE Equipment Transportation LLC Series 2012-2 Class A1 0.260% due 10/24/13	42		42
Series 2013-1 Class A1 0.260% due 03/24/14	276		276
General Electric Capital Corp. 5.900% due 05/13/14	350		367
Series EMTN 0.404% due 03/20/14 (Ê)	400		400
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14	150		156
Honda Auto Receivables Owner Trust Series 2013-1 Class A1 0.200% due 01/21/14	241		241
Series 2013-2 Class A1 0.240% due 05/16/14	988		988
HRPT Properties Trust 5.750% due 02/15/14	165		166
Hyundai Auto Lease Securitization Trust Series 2013-A Class A1 0.230% due 03/17/14 (Þ)	354		354
Hyundai Auto Receivables Trust Series 2013-A Class A1 0.200% due 02/18/14	169		169
Intesa Sanpaolo SpA 2.674% due 02/24/14 (Ê)(Þ)	200		201
JPMorgan Chase & Co. 5.375% due 01/15/14	170		175
Macquarie Bank Ltd 0.325% due 10/24/13 (ž)	1,875		1,873
Mercedes-Benz Auto Lease Trust 2013-A Series 2013-A Class A1 0.270% due 05/15/14	973		973
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	200		209
Ralph Lauren Corp. 4.500% due 10/04/13	EUR 125		164
RBS Holdings USA, Inc. 0.351% due 08/20/13 (ç)(ž)	1,815		1,813
Russell U.S. Cash Management Fund	129,389,306	(¥)	129,389
Santander Drive Auto Receivables Trust Series 2013-2 Class A1 0.260% due 03/17/14	291		291
Santander US Debt SA Unipersonal 2.991% due 10/07/13 (Þ)	400		402
Sempra Energy 2.000% due 03/15/14	255		257
SMART Trust Series 2013-1US Class A1 0.230% due 01/14/14	360		360

	Principal Amount ($) or Shares	Fair Value $
Series 2013-2US Class A1 0.260% due 05/14/14	605	605
Springleaf Finance Corp. Series REGS 4.125% due 11/29/13	1,200	1,554
United States Treasury Bills 0.036% due 08/08/13 (ž)	15,500	15,499
0.042% due 08/22/13 (ç)(ž)	35	35
0.073% due 08/22/13 (ç)(ž)	5	5
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/14	743	753
1.250% due 04/15/14	2,648	2,684
Vodafone Group PLC 0.750% due 01/02/14 (ž)	2,800	2,793
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1 0.200% due 03/20/14	714	714
Volkswagen International Finance NV 0.894% due 04/01/14 (Ê)(Þ)	400	401
Volvo Financial Eqiuptment LLC Series 2013-1A Class A1 0.260% due 04/15/14 (Þ)	512	512
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	205	218
WM Wrigley Jr Co. 3.700% due 06/30/14 (Å)	1,800	1,848

Total Short-Term Investments (cost $185,637)		185,741

Repurchase Agreements - 2.3%
Agreement with Barclays and State Street (Tri-Party) of $8,200 dated June 25, 2013 at 0.600% to be repurchased at $8,200 on July 12, 2013 collateralized by: $7,973 par various United States Treasury Obligations valued at $8,293.	8,200	8,200
Agreement with Citigroup and State Street (Tri-Party) of $7,700 dated June 28, 2013 at 0.150% to be repurchased at $7,700 on July 1, 2013 collateralized by: $8,010 par various United States Treasury Obligations valued at $7,857.	7,700	7,700

Total Repurchase Agreements (cost $15,900)		15,900

Total Investments - 111.2% (identified cost $779,085)		779,672

Other Assets and Liabilities, Net - (11.2%)		(78,297)

Net Assets - 100.0%		701,375

See accompanying notes which are an integral part of the financial statements.

72	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.4%
Adam Aircraft Industries - Term Loan	05/22/07	48,786	114.22	56	—
DG Funding Trust	11/04/03	49	10,537.11	516	347
Electricite de France SA	01/21/09	200,000	99.91	200	205
Escrow GM Corp.	04/21/11	80,000	—	—	—
Vivendi SA	04/03/12	200,000	100.00	200	204
WM Wrigley Jr Co.	02/28/13	1,800,000	102.87	1,853	1,848

					2,604

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	73

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	3	EUR	745	12/14	(3)
Euribor Futures (Germany)	3	EUR	745	03/15	(2)
Euribor Futures (Germany)	1	EUR	248	06/15	(1)
Eurodollar Futures (CME)	24	USD	5,966	09/14	4
Eurodollar Futures (CME)	29	USD	7,201	12/14	(7)
Eurodollar Futures (CME)	156	USD	38,604	06/15	(96)
Eurodollar Futures (CME)	17	USD	4,197	09/15	(24)
Eurodollar Futures (CME)	68	USD	16,745	12/15	(115)
Eurodollar Futures (CME)	17	USD	4,175	03/16	(35)
United States Treasury 2 Year Note Futures	54	USD	11,880	09/13	(7)
United States Treasury 5 Year Note Futures	80	USD	9,684	09/13	(66)
United States Treasury 10 Year Note Futures	145	USD	18,352	09/13	(248)
United States Treasury Long-Term Bond Futures	70	USD	9,509	09/13	(201)
United States Treasury Ultra Long-Term Bond Futures	6	USD	884	09/13	(32)

Short Positions
Canada Government 10 Year Bond Futures (Canada)	22	CAD	2,891	09/13	100
Euro-Bobl Futures (Germany)	27	EUR	3,380	09/13	37
Euro-Bund Futures (Germany)	1	EUR	142	09/13	2
Eurodollar Futures (CME)	15	USD	3,694	12/15	24
Euro-OAT Futures (Germany)	18	EUR	2,384	09/13	66
Japan Government 10 Year Bond Futures (TSE) (Japan)	4	JPY	570,800	09/13	(1)
United Kingdom Long Gilt Bond Futures (United Kingdom)	38	GBP	4,252	09/13	285
United States Treasury 5 Year Note Futures	33	USD	3,995	09/13	50
United States Treasury 10 Year Note Futures	69	USD	8,733	09/13	204
United States Treasury Long-Term Bond Futures	8	USD	1,087	09/13	35

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(31)

See accompanying notes which are an integral part of the financial statements.

74	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts		Strike Price	Notional Amount		Expiration Date	Fair Value $

Cross Currency Options	Put	1	JPY	95.00	USD	400	07/05/13	—
Inflationary Floor Options	Call	1		0.00	USD	810	11/23/20	(2)
Inflationary Floor Options	Put	1		0.00	USD	1,400	03/10/20	(2)
Inflationary Floor Options	Put	1		0.00	USD	1,000	03/12/20	(2)
Inflationary Floor Options	Put	1		0.00	USD	5,500	04/07/20	(9)
Inflationary Floor Options	Put	1		0.00	USD	300	09/29/20	—

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3		0.00		1,400	03/12/14	(1)
USD Three Month LIBOR/USD 0.750%	Call	3		0.00		1,000	09/03/13	—
USD Three Month LIBOR/USD 0.800%	Call	1		0.00		900	09/03/13	—
USD Three Month LIBOR/USD 0.900%	Call	1		0.00		900	09/03/13	—
USD Three Month LIBOR/USD 1.000%	Call	1		0.00		1,300	09/03/13	—
USD Three Month LIBOR/USD 1.100%	Call	1		0.00		9,400	09/03/13	(4)
USD Three Month LIBOR/USD 1.800%	Call	6		0.00		5,900	07/29/13	—
USD Three Month LIBOR/USD 1.800%	Call	1		0.00		400	07/29/13	—
USD 0.400%/USD Three Month LIBOR	Put	3		0.00		1,400	03/12/14	(5)
USD 1.000%/USD Three Month LIBOR	Put	1		0.00		900	09/03/13	(30)
USD 1.100%/USD Three Month LIBOR	Put	2		0.00		1,800	09/03/13	(50)
USD 1.150%/USD Three Month LIBOR	Put	1		0.00		1,000	07/24/13	—
USD 1.200%/USD Three Month LIBOR	Put	1		0.00		1,800	07/11/13	—
USD 1.250%/USD Three Month LIBOR	Put	2		0.00		1,000	09/03/13	(21)
USD 1.400%/USD Three Month LIBOR	Put	2		0.00		1,100	09/03/13	(17)
USD 1.450%/USD Three Month LIBOR	Put	1		0.00		4,800	09/03/13	(68)
USD 1.500%/USD Three Month LIBOR	Put	1		0.00		3,900	10/28/13	(70)
USD 1.650%/USD Three Month LIBOR	Put	1		0.00		9,400	09/03/13	(83)
USD 1.700%/USD Three Month LIBOR	Put	2		0.00		400	07/24/13	—
USD 2.650%/USD Three Month LIBOR	Put	1		0.00		600	07/29/13	(9)
USD 2.650%/USD Three Month LIBOR	Put	6		0.00		6,300	07/29/13	(96)
United States Treasury 10 Year Note Futures	Call	15		133.00	USD	15	08/23/13	—
United States Treasury 10 Year Note Futures	Put	15		129.00	USD	15	08/23/13	(42)

Total Liability for Options Written (premiums received $276)								(533)

Transactions in options written contracts for the period ended June 30, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding December 31, 2012	163	$296
Opened	457	423
Closed	(453)	(397)
Expired	(90)	(46)

Outstanding June 30, 2013	77	$276

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	75

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	CAD	1,541	USD	1,514	07/18/13	49
Bank of America	CHF	1,472	USD	1,560	07/18/13	2
Bank of America	CHF	12,395	USD	13,494	07/18/13	369
Bank of America	MXN	432	USD	33	09/18/13	—
Bank of America	SEK	10,350	USD	1,587	07/18/13	45
Barclays	USD	408	EUR	307	07/02/13	(8)
Barclays	USD	451	EUR	349	07/02/13	3
Barclays	USD	343	JPY	33,400	07/18/13	(6)
Barclays	EUR	1,764	GBP	1,501	07/18/13	(13)
Barclays	EUR	1,196	USD	1,560	07/18/13	3
Barclays	JPY	3,900	USD	40	07/18/13	1
Barclays	JPY	114,876	USD	1,208	07/18/13	50
Barclays	MXN	1,831	USD	142	09/18/13	2
BNP Paribas	GBP	75	USD	117	09/12/13	3
BNP Paribas	JPY	19,800	USD	202	07/18/13	3
BNP Paribas	MXN	444	USD	34	09/18/13	—
Citigroup	USD	9,570	AUD	10,114	07/18/13	(331)
Citigroup	USD	1,884	CHF	1,732	07/18/13	(50)
Citigroup	USD	401	EUR	301	07/02/13	(10)
Citigroup	USD	434	EUR	326	07/02/13	(10)
Citigroup	USD	4,725	EUR	3,614	07/02/13	(21)
Citigroup	USD	198	JPY	19,500	07/18/13	(1)
Citigroup	CHF	2,982	USD	3,202	07/18/13	45
Citigroup	EUR	1,035	GBP	878	07/18/13	(12)
Citigroup	EUR	414	NOK	3,271	07/18/13	(1)
Citigroup	EUR	3,614	USD	4,726	08/02/13	21
Credit Suisse	USD	201	EUR	151	07/02/13	(5)
Credit Suisse	USD	1,601	JPY	152,317	07/18/13	(65)
Credit Suisse	USD	1,601	JPY	157,102	07/18/13	(17)
Credit Suisse	USD	100	MYR	305	07/15/13	(4)
Credit Suisse	EUR	1,200	JPY	154,813	07/18/13	(1)
Deutsche Bank	USD	1,973	CHF	1,814	07/18/13	(52)
Deutsche Bank	USD	1,601	JPY	157,524	07/18/13	(13)
Deutsche Bank	USD	1,560	NOK	9,489	07/18/13	1
Deutsche Bank	CAD	3,801	USD	3,731	09/23/13	124
Deutsche Bank	EUR	643	GBP	547	07/18/13	(4)
Deutsche Bank	EUR	148	NOK	1,165	07/18/13	(1)
Deutsche Bank	MYR	104	USD	34	07/15/13	1
Goldman Sachs	USD	2,891	SEK	18,501	07/18/13	(133)
Goldman Sachs	CHF	1,443	USD	1,553	07/18/13	25
Goldman Sachs	GBP	1,476	EUR	1,727	07/18/13	4
Goldman Sachs	JPY	152,095	USD	1,560	07/18/13	26
Goldman Sachs	SEK	11,705	USD	1,796	07/18/13	51
HSBC	USD	281	EUR	211	07/02/13	(7)
HSBC	MXN	103	USD	8	09/18/13	—
HSBC	MXN	284	USD	21	09/18/13	—
HSBC	MXN	345	USD	27	09/18/13	1
HSBC	MXN	400	USD	30	09/18/13	(1)
JPMorgan Chase	USD	216	AUD	211	07/30/13	(23)
JPMorgan Chase	USD	296	CHF	280	07/30/13	1
JPMorgan Chase	USD	2,709	CHF	2,553	07/30/13	(6)
JPMorgan Chase	USD	419	EUR	317	07/02/13	(7)
JPMorgan Chase	USD	471	EUR	361	07/30/13	(1)

See accompanying notes which are an integral part of the financial statements.

76	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase	USD	525	GBP	340	07/30/13	(8)
JPMorgan Chase	USD	4,918	GBP	3,176	07/30/13	(88)
JPMorgan Chase	USD	401	JPY	38,200	07/18/13	(16)
JPMorgan Chase	USD	1,617	JPY	158,689	07/18/13	(17)
JPMorgan Chase	USD	209	KRW	233,455	07/30/13	(5)
JPMorgan Chase	USD	1,885	KRW	2,125,671	07/30/13	(27)
JPMorgan Chase	USD	535	MXN	6,521	07/30/13	(33)
JPMorgan Chase	USD	446	MYR	1,360	07/30/13	(16)
JPMorgan Chase	USD	4,053	MYR	12,386	07/30/13	(140)
JPMorgan Chase	USD	575	NOK	3,390	07/30/13	(17)
JPMorgan Chase	USD	2,591	NOK	15,231	07/30/13	(86)
JPMorgan Chase	USD	208	PLN	668	07/30/13	(7)
JPMorgan Chase	USD	440	PLN	1,468	07/30/13	1
JPMorgan Chase	USD	442	PLN	1,458	07/30/13	(4)
JPMorgan Chase	USD	442	PLN	1,473	07/30/13	—
JPMorgan Chase	USD	590	SEK	3,904	07/30/13	(8)
JPMorgan Chase	USD	5,399	SEK	35,544	07/30/13	(102)
JPMorgan Chase	USD	442	ZAR	4,429	07/02/13	6
JPMorgan Chase	USD	258	ZAR	2,361	07/30/13	(20)
JPMorgan Chase	USD	2,331	ZAR	21,504	07/30/13	(164)
JPMorgan Chase	AUD	615	USD	597	07/30/13	36
JPMorgan Chase	AUD	640	USD	623	07/30/13	39
JPMorgan Chase	AUD	853	USD	874	07/30/13	95
JPMorgan Chase	AUD	883	USD	907	07/30/13	101
JPMorgan Chase	AUD	15,967	USD	16,360	07/30/13	1,786
JPMorgan Chase	BRL	481	USD	236	07/30/13	22
JPMorgan Chase	BRL	4,385	USD	2,148	07/30/13	195
JPMorgan Chase	CAD	1,800	USD	1,769	07/18/13	58
JPMorgan Chase	CAD	128	USD	125	07/30/13	4
JPMorgan Chase	CAD	1,026	USD	1,006	07/30/13	31
JPMorgan Chase	CLP	85,192	USD	178	07/30/13	11
JPMorgan Chase	CLP	776,458	USD	1,602	07/30/13	81
JPMorgan Chase	COP	531,814	USD	287	07/30/13	11
JPMorgan Chase	COP	4,723,941	USD	2,542	07/30/13	91
JPMorgan Chase	CZK	4,488	USD	226	07/30/13	2
JPMorgan Chase	CZK	40,854	USD	2,066	07/30/13	22
JPMorgan Chase	EUR	1,358	GBP	1,152	07/18/13	(16)
JPMorgan Chase	EUR	273	USD	355	07/30/13	—
JPMorgan Chase	EUR	440	USD	574	07/30/13	1
JPMorgan Chase	EUR	6,767	USD	8,812	07/30/13	2
JPMorgan Chase	IDR	3,802,362	USD	388	07/30/13	6
JPMorgan Chase	IDR	34,634,531	USD	3,534	07/30/13	54
JPMorgan Chase	MXN	4,564	USD	372	07/30/13	21
JPMorgan Chase	MXN	6,941	USD	566	07/30/13	32
JPMorgan Chase	MXN	52	USD	4	09/18/13	—
JPMorgan Chase	MXN	73	USD	6	09/18/13	—
JPMorgan Chase	MXN	371	USD	28	09/18/13	—
JPMorgan Chase	MXN	547	USD	43	09/18/13	1
JPMorgan Chase	MYR	382	USD	124	07/30/13	4
JPMorgan Chase	MYR	384	USD	126	07/30/13	4
JPMorgan Chase	MYR	384	USD	126	07/30/13	5
JPMorgan Chase	MYR	765	USD	251	07/30/13	9
JPMorgan Chase	MYR	768	USD	252	07/30/13	9

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	77

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase	MYR	950	USD	310	07/30/13	9
JPMorgan Chase	NOK	1,714	USD	292	07/30/13	10
JPMorgan Chase	NZD	707	USD	601	07/30/13	54
JPMorgan Chase	NZD	710	USD	601	07/30/13	52
JPMorgan Chase	NZD	718	USD	580	07/30/13	24
JPMorgan Chase	NZD	763	USD	619	07/30/13	29
JPMorgan Chase	NZD	12,884	USD	10,915	07/30/13	951
JPMorgan Chase	PEN	149	USD	56	07/31/13	2
JPMorgan Chase	PEN	452	USD	171	07/31/13	9
JPMorgan Chase	PEN	597	USD	221	07/31/13	7
JPMorgan Chase	PEN	1,801	USD	667	07/31/13	22
JPMorgan Chase	PEN	5,546	USD	2,130	07/31/13	142
JPMorgan Chase	PLN	1,473	USD	443	07/02/13	—
JPMorgan Chase	PLN	1,610	USD	501	07/30/13	17
JPMorgan Chase	PLN	12,590	USD	3,915	07/30/13	132
JPMorgan Chase	RUB	5,147	USD	165	07/30/13	9
JPMorgan Chase	RUB	46,993	USD	1,460	07/30/13	37
JPMorgan Chase	SEK	10,350	USD	1,588	07/18/13	45
JPMorgan Chase	SGD	579	USD	467	07/30/13	10
JPMorgan Chase	SGD	5,324	USD	4,303	07/30/13	103
JPMorgan Chase	TRY	307	USD	169	07/30/13	10
JPMorgan Chase	TRY	2,801	USD	1,542	07/30/13	97
JPMorgan Chase	ZAR	4,384	USD	435	07/30/13	(7)
JPMorgan Chase	ZAR	4,411	USD	436	07/30/13	(9)
JPMorgan Chase	ZAR	4,429	USD	440	07/30/13	(6)
Morgan Stanley	USD	1,983	MXN	24,679	09/18/13	(91)
Morgan Stanley	EUR	5,576	USD	7,203	07/02/13	(55)
Morgan Stanley	JPY	10,000	USD	102	07/18/13	1
Morgan Stanley	MXN	146	USD	11	09/18/13	—
Morgan Stanley	MXN	295	USD	22	09/18/13	(1)
Morgan Stanley	MXN	394	USD	30	09/18/13	—
Royal Bank of Canada	USD	3,282	CAD	3,335	07/18/13	(112)
Royal Bank of Canada	USD	1,590	EUR	1,203	07/18/13	(24)
Royal Bank of Canada	USD	2,109	SEK	13,495	07/18/13	(97)
Royal Bank of Canada	CHF	1,545	EUR	1,251	07/18/13	(8)
Royal Bank of Canada	EUR	1,055	NOK	8,309	07/18/13	(6)
Royal Bank of Canada	EUR	1,655	NOK	13,084	07/18/13	(2)
Royal Bank of Canada	GBP	1,588	EUR	1,857	07/18/13	3
Royal Bank of Canada	GBP	1,015	USD	1,546	07/18/13	2
Royal Bank of Canada	JPY	154,126	AUD	1,690	07/18/13	(10)
Royal Bank of Canada	JPY	779,217	USD	8,169	07/18/13	312
UBS	USD	941	BRL	1,912	08/02/13	(90)
UBS	USD	3,636	EUR	2,724	07/18/13	(90)
UBS	USD	63	SEK	408	07/18/13	(2)
UBS	EUR	1,167	CHF	1,426	07/18/13	(9)
UBS	EUR	1,199	CHF	1,476	07/18/13	2
UBS	EUR	362	NOK	2,861	07/18/13	—
UBS	JPY	41,765	USD	439	07/18/13	18
UBS	JPY	73,447	USD	744	07/18/13	3
UBS	MYR	96	USD	31	07/15/13	1
UBS	MYR	104	USD	34	07/15/13	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,488

See accompanying notes which are an integral part of the financial statements.

78	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Bank of America	USD	5,013	1 Month LIBOR plus 0.120%	03/01/14	(2)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	14,685	1 Month LIBOR plus 0.200%	09/01/13	(8)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	4,895	1 Month LIBOR plus 0.165%	09/01/13	(2)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	9,790	1 Month LIBOR plus 0.140%	09/01/13	(4)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	14,664	1 Month LIBOR plus 0.140%	10/01/13	(6)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	1,955	1 Month LIBOR plus 0.120%	03/01/14	(1)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	4,912	1 Month LIBOR plus 0.120%	03/01/14	(2)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $ - (å)						(25)

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	BRL	100	8.860%	Brazil Interbank Deposit Rate	01/02/17	(2)
Bank of America	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	—
Barclays	MXN	700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	1
Barclays	MXN	5,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	1
Barclays	USD	2,090	3.145%	Three Month LIBOR	03/15/26	(104)
Barclays	USD	425	Three Month LIBOR	2.481%	11/15/27	40
Barclays	USD	425	Three Month LIBOR	2.417%	11/15/27	44
Barclays	USD	940	Three Month LIBOR	3.490%	03/15/46	63
Citigroup	USD	850	Three Month LIBOR	2.714%	08/15/42	107
Goldman Sachs	USD	15,500	1.500%	Three Month LIBOR	03/18/16	54
Goldman Sachs	BRL	100	9.095%	Brazil Interbank Deposit Rate	01/02/17	(2)
Goldman Sachs	USD	5,200	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(80)
Goldman Sachs	USD	2,270	2.804%	Three Month LIBOR	04/09/26	(181)
Goldman Sachs	USD	1,020	Three Month LIBOR	3.125%	04/09/46	134
HSBC	MXN	1,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	2
HSBC	BRL	200	8.950%	Brazil Interbank Deposit Rate	01/02/17	(4)
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	—
JPMorgan	USD	5,000	1.311%	Three Month LIBOR	10/24/19	(186)
JPMorgan	HKD	19,900	Three Month HIBOR	1.085%	10/25/19	131
JPMorgan	SGD	3,150	Singapore Swap Offer Rate	1.315%	10/30/19	100
JPMorgan	USD	1,750	1.471%	Three Month LIBOR	02/12/20	(54)
JPMorgan	HKD	1,050	Three Month HIBOR	1.260%	02/14/20	6
JPMorgan	SGD	175	Singapore Swap Offer Rate	1.440%	02/17/20	5
JPMorgan	HKD	2,300	Three Month HIBOR	1.140%	04/29/20	18
JPMorgan	SGD	350	Singapore Swap Offer Rate	1.185%	05/04/20	16
JPMorgan	USD	5,000	1.501%	Three Month LIBOR	10/26/20	(233)
JPMorgan	USD	1,500	1.535%	Three Month LIBOR	04/29/21	(83)
Morgan Stanley	MXN	38,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	6
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	—
UBS	BRL	100	8.900%	Brazil Interbank Deposit Rate	01/02/17	(2)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $80 (å)						(203)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	79

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

GE Capital Corp.	Citigroup	0.141%	USD	200	4.000%	12/20/13	4
GE Capital Corp.	Deutsche	0.141%	USD	100	4.900%	12/20/13	2

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($-)							6

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

Dow Jones CDX Index	Barclays	USD	800	5.000%		06/20/15	26
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	29
Dow Jones CDX Index	JPMorgan	USD	2,800	1.000%		06/20/23	(80)
Dow Jones CDX Index	JPMorgan	USD	3,000	1.000%		06/20/23	(84)
Dow Jones CDX Index	JPMorgan	USD	2,800	1.000%		12/20/22	(61)
Dow Jones CDX Index	JPMorgan	USD	2,200	(1.000%	)	12/20/17	(27)
Dow Jones CDX Index	JPMorgan	USD	5,000	(1.000%	)	12/20/17	(75)
Dow Jones CDX Index	JPMorgan	USD	5,000	1.000%		06/20/18	31
Dow Jones CDX Index	JPMorgan	USD	3,000	1.000%		12/20/17	38
Dow Jones CDX Index	JPMorgan	USD	386	0.553%		12/20/17	6
Dow Jones CDX Index	JPMorgan	USD	2,800	(1.000%	)	12/20/22	54
Dow Jones CDX Index	JPMorgan	USD	4,200	1.000%		12/20/17	53
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	25
Dow Jones CDX Index	Pershing	USD	193	0.548%		12/20/17	3

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $64							(62)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Bank of America	0.994%	USD	500	1.000%	03/20/16	(6)
Brazil Government International Bond	Barclays	0.959%	USD	700	1.000%	12/20/15	(7)
Brazil Government International Bond	Barclays	0.865%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	Credit Suisse	1.024%	USD	200	1.000%	06/20/16	(3)
Brazil Government International Bond	Deutsche Bank	0.865%	USD	1,000	1.000%	06/20/15	(5)
Brazil Government International Bond	Goldman Sachs	0.865%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	HSBC	0.917%	USD	100	1.000%	09/20/15	(1)
Brazil Government International Bond	JPMorgan	0.917%	USD	100	1.000%	09/20/15	(1)
Mexico Government International Bond	HSBC	0.583%	USD	500	1.000%	03/20/16	1
United Kingdom Gilt	Societe Generale	0.225%	USD	200	1.000%	03/20/15	3

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($17)							(25)

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $47 (å)							(81)

See accompanying notes which are an integral part of the financial statements.

80	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$44,744	$317	$45,061	6.4
Corporate Bonds and Notes	—	75,221	2,012	77,233	11.0
International Debt	—	33,132	64	33,196	4.7
Loan Agreements	—	1,191	—	1,191	0.2
Mortgage-Backed Securities	—	223,139	5,422	228,561	32.6
Municipal Bonds	—	12,888	—	12,888	1.8
Non-US Bonds	—	45,526	—	45,526	6.5
United States Government Agencies	—	14,887	—	14,887	2.1
United States Government Treasuries	—	118,255	—	118,255	16.9
Utilities	366	—	—	366	—	*
Preferred Stocks	86	—	347	433	0.1
Options Purchased	—	434	—	434	0.1
Short-Term Investments	—	185,741	—	185,741	26.5
Repurchase Agreements	—	15,900	—	15,900	2.3

Total Investments	452	771,058	8,162	779,672	111.2

Other Assets and Liabilities, Net					(11.2)

					100.0

Other Financial Instruments
Futures Contracts	(31)	—	—	(31)	(—	)*
Options Written	(42)	(477)	(14)	(533)	(0.1)
Foreign Currency Exchange Contracts	6	3,482	—	3,488	0.5
Index Swaps	—	(25)	—	(25)	(—	)*
Interest Rate Swap Contracts	—	(283)	—	(283)	(—	)*
Credit Default Swap Contracts	—	(128)	—	(128)	(—	)*

Total Other Financial Instruments**	$(67)	$2,569	$(14)	$2,488

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	81

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings, continued — June 30, 2013 (Unaudited)

Amounts in thousands

A reconciliation of investments which significant unobservable input (Level 3) were used in determining a value for the period ended June 30, 2013 were as follows:

Category and Subcategory	Beginning Balance 12/31/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3

Long-Term Investments
Asset-Backed Securities	$317	$—	$—	$—	$—	$—	$—
Corporate Bonds and Notes	1,976	450	51	7	1	14	374
International Debt	465	65	292	—	—	—	174
Mortgage-Backed Securities	3,200	3,217	620	(3)	(6)	675	934
Non-US Bonds	289	—	276	—	(4)	—	—
Preferred Stocks	360	—	—	—	—	—	—
Short-Term Investments	177	—	180	—	4	—	—

Total Investments	6,784	3,732	1,419	4	(5)	689	1,482

Other Financial Instruments
Options Written	(18)	—	—	—	—	—	—

Total Other Financial Instruments	$(18)	$—	$—	$—	$—	$—	$—

Category and Subcategory	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 6/30/2013	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 6/30/2013

Long-Term Investments
Asset-Backed Securities	$—	$317	$—
Corporate Bonds and Notes	(11)	2,012	(11)
International Debt	—	64	—
Mortgage-Backed Securities	(107)	5,422	(107)
Non-US Bonds	(9)	—	(9)
Preferred Stocks	(13)	347	(13)
Short-Term Investments	(1)	—	(1)

Total Investments	(141)	8,162	(141)

Other Financial Instruments
Options Written	4	(14)	4

Total Other Financial Instruments	$4	$(14)	$4

See accompanying notes which are an integral part of the financial statements.

82	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Fair Value of Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$434
Unrealized appreciation on foreign currency exchange contracts	—	5,684	—
Daily variation margin on futures contracts**	—	—	807
Interest rate swap contracts, at fair value	—	—	728
Credit default swap contracts, at fair value	275	—	—

Total	$275	$5,684	$1,969

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts**	$—	$—	$838
Unrealized depreciation on foreign currency exchange contracts	—	2,196	—
Options written, at fair value	—	—	533
Index swap contracts, at fair value	—	—	25
Interest rate swap contracts, at fair value	—	—	931
Credit default swap contracts, at fair value	356	—	—

Total	$356	$2,196	$2,327

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$(7)
Futures contracts	—	—	(1,342)
Options written	—	—	138
Index swap contracts	—	—	(1,952)
Interest rate swap contracts	—	—	39
Credit default swap contracts	310	—	—
Foreign currency-related transactions****	—	(2,698)	—

Total	$310	$(2,698)	$(3,124)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$—	$93
Futures contracts	—	—	216
Options written	—	—	(467)
Index swap contracts	—	—	83
Interest rate swap contracts	—	—	(376)
Credit default swap contracts	(453)	—	—
Foreign currency-related transactions******	—	3,943	—

Total	$(453)	$3,943	$(451)

*	Market value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
***	Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
****	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*****	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.
******	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	83

Russell Investment Funds

Core Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
Description	Location: Statement of Assets and Liabilities - Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities

Options Purchased Contracts**	Investments, at fair value	$434	$—	$434
Repurchase Agreements***	Investments, at fair value	15,900	—	15,900
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	5,684	—	5,684
Futures Contracts*	Daily variation margin on futures contracts	807	—	807
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	728	—	728
Credit Default Swap Contracts	Credit default swap contracts, at fair value	275	—	275

		$23,828	$—	$23,828

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial and Derivative Instruments	Collateral Received

Bank of America	$465	$—	$—	$465
Barclays	9,306	137	7,973	1,196
BNP Paribas	5	—	—	5
Citigroup	8,102	12	8,010	80
Deutsche Bank	259	68	—	191
Goldman Sachs	295	134	—	161
HSBC	38	3	—	35
JPMorgan Chase	4,972	457	—	4,515
Morgan Stanley	38	32	6	—
Pershing	3	—	—	3
Royal Bank of Canada	317	—	—	317
Societe Generale	3	—	—	3
UBS	25	—	—	25

	$23,828	$843	$15,989	$6,996

Offsetting of Financial Liabilities and Derivative Liabilities
Description	Location: Statement of Assets and Liabilities - Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities

Futures Contracts*	Daily variation margin on futures contracts	$838	$—	$838
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	2,196	—	2,196
Options Written Contracts	Options written, at fair value	533	—	533
Index Swap Contracts	Index swap contracts, at fair value	25	—	25
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	931	—	931
Credit Default Swap Contracts	Credit default swap contracts, at fair value	356	—	356

		$4,879	$—	$4,879

See accompanying notes which are an integral part of the financial statements.

84	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial and Derivative Instruments	Collateral Pledged

Bank of America	$67	$—	$—	$67
Bank of New York	3	—	—	3
Barclays	166	137	29	—
Citigroup	525	12	71	442
Credit Suisse	94	—	—	94
Deutsche Bank	139	68	—	71
Goldman Sachs	882	134	584	164
HSBC	59	3	—	56
JPMorgan Chase	1,736	457	—	1,279
Morgan Stanley	714	32	481	201
Royal Bank of Canada	259	—	—	259
Royal Bank of Scotland	42	—	—	42
UBS	193	—	—	193

	$4,879	$843	$1,165	$2,871

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Fair value of options purchased as reported in the Schedule of Investments.
***	Fair value of repurchase agreements as reported in the Schedule of Investments.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	85

Russell Investment Funds

Core Bond Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$779,085
Investments, at fair value*****	779,672
Cash	742
Cash (restricted)(a)(b)	2,678
Foreign currency holdings*	627
Unrealized appreciation on foreign currency exchange contracts	5,684
Receivables:
Dividends and interest	3,541
Dividends from affiliated Russell funds	11
Investments sold	211,122
Fund shares sold	432
Daily variation margin on futures contracts	1,214
Other receivable	1
Prepaid expenses	5
Interest rate swap contracts, at fair value****	728
Credit default swap contracts, at fair value***	275

Total assets	1,006,732

Liabilities
Payables:
Due to broker(c)	189
Investments purchased	300,097
Fund shares redeemed	12
Accrued fees to affiliates	323
Other accrued expenses	260
Daily variation margin on futures contracts	435
Unrealized depreciation on foreign currency exchange contracts	2,196
Options written, at fair value**	533
Index swap contracts, at fair value	25
Interest rate swap contracts, at fair value****	931
Credit default swap contracts, at fair value***	356

Total liabilities	305,357

Net Assets	$701,375

See accompanying notes which are an integral part of the financial statements.

86	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Statement of Assets and Liabilities, continued — June 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,290
Accumulated net realized gain (loss)	(4,002)
Unrealized appreciation (depreciation) on:
Investments	587
Futures contracts	(31)
Options written	(257)
Index swap contracts	(25)
Interest rate swap contracts	(283)
Credit default swap contracts	(128)
Foreign currency-related transactions	3,437
Other investments	1
Shares of beneficial interest	669
Additional paid-in capital	698,117

Net Assets	$701,375

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$10.48
Net assets	$701,375,451
Shares outstanding ($.01 par value)	66,907,200
Amounts in thousands

* Foreign currency holdings - cost	$651
** Premiums received on options written	$276
*** Credit default swap contracts - premiums paid (received)	$47
**** Interest rate swap contracts - premiums paid (received)	$80
***** Investments in affiliates, Russell U.S. Cash Management Fund	$129,389
(a) Cash Collateral for Futures	$533
(b) Cash Collateral for Swaps	$2,145
(c) Due to Broker for Swaps	$189

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	87

Russell Investment Funds

Core Bond Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$8
Dividends from affiliated Russell funds	83
Interest	8,510

Total investment income	8,601

Expenses
Advisory fees	1,903
Administrative fees	173
Custodian fees	153
Transfer agent fees	15
Professional fees	64
Trustees’ fees	8
Printing fees	23
Miscellaneous	18

Expenses before reductions	2,357
Expense reductions	(173)

Net expenses	2,184

Net investment income (loss)	6,417

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,451
Futures contracts	(1,342)
Options written	138
Index swap contracts	(1,952)
Interest rate swap contracts	39
Credit default swap contracts	310
Foreign currency-related transactions	(2,721)

Net realized gain (loss)	(4,077)

Net change in unrealized appreciation (depreciation) on:
Investments	(21,573)
Futures contracts	216
Options written	(467)
Index swap contracts	83
Interest rate swap contracts	(376)
Credit default swap contracts	(453)
Foreign currency-related transactions	3,875

Net change in unrealized appreciation (depreciation)	(18,695)

Net realized and unrealized gain (loss)	(22,772)

Net Increase (Decrease) in Net Assets from Operations	$(16,355)

See accompanying notes which are an integral part of the financial statements.

88	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,417	$14,225
Net realized gain (loss)	(4,077)	15,276
Net change in unrealized appreciation (depreciation)	(18,695)	18,790

Net increase (decrease) in net assets from operations	(16,355)	48,291

Distributions
From net investment income	(3,249)	(14,526)
From net realized gain	(2,007)	(16,006)

Net decrease in net assets from distributions	(5,256)	(30,532)

Share Transactions*
Net increase (decrease) in net assets from share transactions	46,968	112,651

Total Net Increase (Decrease) in Net Assets	25,357	130,410

Net Assets
Beginning of period	676,018	545,608

End of period	$701,375	$676,018

Undistributed (overdistributed) net investment income included in net assets	$3,290	$122

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	89

Russell Investment Funds

Core Bond Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	5,854	$63,112	11,229	$121,112
Proceeds from reinvestment of distributions	489	5,256	2,840	30,526
Payments for shares redeemed	(1,988)	(21,400)	(3,608)	(38,987)

Total increase (decrease)	4,355	$46,968	10,461	$112,651

See accompanying notes which are an integral part of the financial statements.

90	Core Bond Fund

(This page intentionally left blank)

Russell Investment Funds

Core Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
June 30, 2013(1)	10.81	.10	(.35)	(.25)	(.05)	(.03)
December 31, 2012	10.47	.25	.61	.86	(.25)	(.27)
December 31, 2011	10.51	.35	.14	.49	(.34)	(.19)
December 31, 2010	10.20	.37	.63	1.00	(.40)	(.29)
December 31, 2009	9.33	.44	1.02	1.46	(.46)	(.13)
December 31, 2008	10.32	.47	(.86)	(.39)	(.39)	(.21)

See accompanying notes which are an integral part of the financial statements.

92	Core Bond Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
(.08)	10.48	(2.31)	701,375	.68	.63	1.85	69
(.52)	10.81	8.38	676,018	.72	.66	2.32	192
(.53)	10.47	4.68	545,608	.72	.65	3.29	203
(.69)	10.51	10.02	471,898	.75	.68	3.48	195
(.59)	10.20	16.18	400,569	.73	.66	4.49	151
(.60)	9.33	(3.87)	319,109	.77	.70	4.70	164

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	93

Russell Investment Funds

Global Real Estate Securities Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2013	$1,000.00	$1,000.00
Ending Account Value
June 30, 2013	$1,012.70	$1,020.23
Expenses Paid During Period*	$4 .59	$4 .61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

94	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 97.2%
Australia - 7.0%
BGP Holdings PLC (Å)(Æ)	926,311	—
CFS Retail Property Trust Group (ö)	627,250	1,147
Charter Hall Retail REIT (ö)	255,851	892
Commonwealth Property Office Fund (ö)	1,465,006	1,473
Cromwell Property Group (ö)	831,384	741
Dexus Property Group (ö)	3,998,367	3,913
Federation Centres, Ltd. (ö)	2,683,578	5,816
Goodman Group (ö)	1,056,718	4,717
GPT Group (ö)	855,920	3,006
Mirvac Group Class REIT (ö)	3,036,029	4,457
Stockland (ö)	1,096,665	3,490
Westfield Group (ö)	1,176,245	12,306
Westfield Retail Trust (ö)	718,022	2,036

		43,994

Austria - 0.1%
Conwert Immobilien Invest SE (Æ)	49,415	489

Brazil - 0.3%
Multiplan Empreendimentos Imobiliarios SA	71,938	1,670

Canada - 3.0%
Allied Properties Real Estate Investment Trust (ö)	114,851	3,495
Boardwalk Real Estate Investment Trust (ö)	31,900	1,768
Brookfield Office Properties, Inc. (Ñ)	163,345	2,718
Calloway Real Estate Investment Trust (ö)	55,100	1,347
Canadian Apartment Properties REIT (ö)	79,200	1,706
Canadian Real Estate Investment Trust (ö)	23,281	964
Chartwell Retirement Residences (Ñ)(ö)	158,064	1,474
Dundee Real Estate Investment Trust Class A (Ñ)(ö)	41,000	1,273
First Capital Realty, Inc. Class A	29,800	506
H&R Real Estate Investment Trust (ö)	100,328	2,103
RioCan Real Estate Investment Trust (ö)	56,600	1,360

		18,714

China - 0.5%
China Overseas Land & Investment, Ltd.	803,600	2,108
China Resources Land, Ltd.	200,000	547
Guangzhou R&F Properties Co., Ltd.	188,000	272

		2,927

Finland - 0.1%
Citycon OYJ	144,256	449
Sponda OYJ	66,100	311

		760

France - 3.3%
Fonciere Des Regions (ö)	9,842	738
Gecina SA (ö)	16,165	1,788
Klepierre - GDR (ö)	116,216	4,580
Mercialys SA (ö)	37,953	732
Societe Immobiliere de Location pour l’Industrie et le Commerce (Æ)(ö)	3,373	348

	Principal Amount ($) or Shares	Fair Value $
Unibail-Rodamco SE (ö)	52,987	12,347

		20,533

Germany - 1.2%
Deutsche Euroshop AG	11,700	466
Deutsche Wohnen AG	199,376	3,386
GSW Immobilien AG	53,489	2,069
LEG Immobilien AG	23,413	1,219
TAG Immobilien AG	24,297	265

		7,405

Hong Kong - 9.6%
Agile Property Holdings, Ltd.	705,700	757
Champion REIT (Æ)(ö)	1,154,000	530
Cheung Kong Holdings, Ltd.	64,000	868
Country Garden Holdings Co., Ltd.	2,853,788	1,494
Hang Lung Properties, Ltd. - ADR	181,705	634
Henderson Land Development Co., Ltd.	741,619	4,427
Hongkong Land Holdings, Ltd.	1,367,109	9,392
Hysan Development Co., Ltd.	813,958	3,532
Kerry Properties, Ltd.	328,112	1,286
Link REIT (The) (ö)	1,146,517	5,639
New World China Land, Ltd.	364,000	140
New World Development Co., Ltd.	4,828,644	6,686
Shangri-La Asia, Ltd.	172,000	297
Shimao Property Holdings, Ltd.	1,301,011	2,583
Shui On Land, Ltd.	321,500	94
Sino Land Co., Ltd.	144,000	203
Soho China, Ltd.	171,500	136
Sun Hung Kai Properties, Ltd.	851,583	10,990
Swire Properties, Ltd.	44,800	133
Wharf Holdings, Ltd.	1,298,951	10,920

		60,741

Italy - 0.0%
Beni Stabili SpA (ö)	416,700	257

Japan - 14.0%
Activia Properties, Inc. (ö)	287	2,260
Advance Residence Investment Corp. (ö)	148	320
Aeon Mall Co., Ltd.	62,200	1,541
Frontier Real Estate Investment Corp. (ö)	212	1,945
GLP J (ö)	2,086	2,040
Hulic Co., Ltd.	60,000	644
Industrial & Infrastructure Fund Investment Corp. (ö)	158	1,538
Japan Logistics Fund, Inc. Class A (ö)	66	605
Japan Prime Realty Investment Corp. Class A (ö)	1,114	3,409
Japan Real Estate Investment Corp. Class A (ö)	580	6,473
Japan Retail Fund Investment Corp. (ö)	1,460	3,050
Kenedix Realty Investment Corp. Class A (ö)	369	1,470
Mitsubishi Estate Co., Ltd.	754,767	20,098
Mitsui Fudosan Co., Ltd.	630,129	18,533
Nippon Building Fund, Inc. (ö)	186	2,153

Global Real Estate Securities Fund	95

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Nippon Prologis REIT, Inc. (ö)	208	1,809
Nomura Real Estate Holdings, Inc.	116,327	2,573
NTT Urban Development Corp.	476	585
Orix JREIT, Inc. (ö)	566	648
Premier Investment Corp. Class A (ö)	24	92
Sumitomo Realty & Development Co., Ltd.	364,000	14,515
Tokyu Land Corp.	133,000	1,220
United Urban Investment Corp. Class A (ö)	716	968

		88,489

Netherlands - 0.5%
Corio NV (ö)	71,226	2,835
Vastned (ö)	6,200	254
Wereldhave NV (ö)	4,525	293

		3,382

Norway - 0.3%
Norwegian Property ASA	1,632,758	2,070

Philippines - 0.1%
SM Prime Holdings, Inc.	2,219,119	837

Singapore - 4.8%
Ascendas Real Estate Investment Trust (ö)	408,000	718
CapitaCommercial Trust (Æ)(ö)	370,000	428
CapitaLand, Ltd.	1,952,143	4,744
CapitaMall Trust Class A (ö)	2,516,717	3,961
CapitaMalls Asia, Ltd.	2,041,969	2,940
CDL Hospitality Trusts (Æ)(ö)	529,000	709
City Developments, Ltd.	170,673	1,441
Frasers Centrepoint Trust (Æ)(ö)	322,286	475
Global Logistic Properties, Ltd.	2,795,014	6,065
Keppel Land, Ltd.	399,597	1,056
Keppel REIT (ö)	705,073	720
Mapletree Commercial Trust (ö)	803,500	752
Mapletree Greater China Commercial Trust (Æ)(ö)	1,324,900	988
Mapletree Industrial Trust (Æ)(ö)	466,000	485
Mapletree Logistics Trust (Æ)(ö)	770,007	668
Perennial China Retail Trust (Æ)	1,673,400	719
Suntec Real Estate Investment Trust (Æ)(ö)	2,356,000	2,927
UOL Group, Ltd.	29,000	154
Wing Tai Holdings, Ltd.	78,000	126
Yanlord Land Group, Ltd.	117,000	114

		30,190

Sweden - 0.7%
Castellum AB	179,941	2,443
Fabege AB	111,662	1,098
Hufvudstaden AB Class A	72,800	870
Wihlborgs Fastigheter AB	22,400	332

		4,743

Switzerland - 0.2%
PSP Swiss Property AG (Æ)	17,700	1,533

	Principal Amount ($) or Shares	Fair Value $
United Kingdom - 5.7%
Big Yellow Group PLC (ö)	233,322	1,365
British Land Co. PLC (ö)	253,600	2,185
Capital & Counties Properties PLC	148,861	740
Derwent London PLC (ö)	145,710	5,098
Great Portland Estates PLC (ö)	516,580	4,176
Hammerson PLC (ö)	1,002,212	7,428
Intu Properties PLC Class H (ö)	52,474	250
Land Securities Group PLC (ö)	681,038	9,157
Londonmetric Property PLC (ö)	806,731	1,272
Segro PLC (ö)	317,052	1,346
Shaftesbury PLC (ö)	170,636	1,544
Unite Group PLC	231,792	1,276

		35,837

United States - 45.8%
Alexandria Real Estate Equities, Inc. (ö)	27,100	1,781
American Assets Trust, Inc. (ö)	77,195	2,382
American Campus Communities, Inc. (ö)	19,000	772
Apartment Investment & Management Co. Class A (ö)	68,272	2,051
Armada Hoffler Properties, Inc. (ö)	23,400	276
AvalonBay Communities, Inc. (ö)	82,464	11,125
Aviv REIT, Inc. (ö)	6,600	167
BioMed Realty Trust, Inc. (ö)	85,500	1,729
Boston Properties, Inc. (ö)	105,200	11,096
BRE Properties, Inc. Class A (ö)	84,988	4,251
Camden Property Trust (ö)	29,300	2,025
CBL & Associates Properties, Inc. (ö)	114,613	2,455
Colonial Properties Trust (ö)	70,753	1,707
Corporate Office Properties Trust (ö)	69,612	1,776
CubeSmart Class A (ö)	313,820	5,014
DCT Industrial Trust, Inc. (ö)	93	1
DDR Corp. (Ñ)(ö)	698,492	11,630
Digital Realty Trust, Inc. (Ñ)( ö)	65,745	4,011
Douglas Emmett, Inc. (ö)	92,909	2,318
Duke Realty Corp. (ö)	154,849	2,414
DuPont Fabros Technology, Inc. (Ñ)(ö)	67,400	1,627
EPR Properties (ö)	35,100	1,764
Equity Lifestyle Properties, Inc. Class A (ö)	38,014	2,987
Equity One, Inc. (ö)	29,955	678
Equity Residential (ö)	209,473	12,161
Essex Property Trust, Inc. (ö)	25,612	4,070
Extra Space Storage, Inc. (ö)	119,701	5,019
Federal Realty Investment Trust (ö)	40,100	4,157
First Industrial Realty Trust, Inc. (ö)	87,201	1,323
First Potomac Realty Trust (ö)	57,000	744
Forest City Enterprises, Inc. Class A (Æ)	217,284	3,891
HCP, Inc. (ö)	168,500	7,657
Health Care REIT, Inc. (ö)	175,962	11,795
Healthcare Trust of America, Inc. Class A (ö)	84,468	949
Hersha Hospitality Trust Class A (ö)	175,044	987
Host Hotels & Resorts, Inc. (ö)	631,157	10,647
Hudson Pacific Properties, Inc. (ö)	89,713	1,909
Hyatt Hotels Corp. Class A (Æ)	42,882	1,731
Kilroy Realty Corp. (ö)	57,256	3,035
Liberty Property Trust (ö)	49,500	1,830

96	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Macerich Co. (The) (ö)	128,770		7,851
Mid-America Apartment Communities, Inc. (Ñ)(ö)	39,700		2,690
National Retail Properties, Inc. (Ñ)(ö)	56,819		1,955
Orient-Express Hotels, Ltd. Class A (Æ)	90,385		1,099
Parkway Properties, Inc. (ö)	51,334		861
Pebblebrook Hotel Trust (ö)	17,700		457
Piedmont Office Realty Trust, Inc. Class A (Ñ)(ö)	177,500		3,174
Prologis, Inc. (ö)	441,846		16,667
PS Business Parks, Inc. (ö)	13,452		971
Public Storage (ö)	61,400		9,414
Ramco-Gershenson Properties Trust (ö)	20,000		311
Realty Income Corp. (Ñ)(ö)	54,432		2,282
Regency Centers Corp. (ö)	65,961		3,352
Retail Opportunity Investments Corp. (ö)	175,197		2,435
Retail Properties of America, Inc. Class A (Ñ)(ö)	41,200		588
RLJ Lodging Trust (ö)	143,754		3,233
Senior Housing Properties Trust (ö)	103,797		2,691
Simon Property Group, Inc. (ö)	239,214		37,780
SL Green Realty Corp. (Ñ)(ö)	92,866		8,189
Sovran Self Storage, Inc. (ö)	32,951		2,135
Starwood Hotels & Resorts Worldwide, Inc. (ö)	17,000		1,074
Strategic Hotels & Resorts, Inc. (Æ)(ö)	213,159		1,889
UDR, Inc. (ö)	280,595		7,153
Ventas, Inc. (ö)	206,284		14,329
Vornado Realty Trust (ö)	93,453		7,742
WP Carey, Inc. (Ñ)(ö)	10,907		721

			288,985

Total Common Stocks (cost $517,230)			613,556

Warrants & Rights - 0.0%
United States - 0.0%
New Hotels Resorts 2013 Rights (Æ)	59,833		—

Total Warrants & Rights (cost $-)			—

Short-Term Investments - 2.0%
United States - 2.0%
Russell U.S. Cash Management Fund	12,989,984	(¥)	12,990

Total Short-Term Investments (cost $12,990)			12,990

	Principal Amount ($) or Shares		Fair Value $
Other Securities - 4.1%
Russell U.S. Cash Collateral Fund (×)	25,661,675	(¥)	25,662

Total Other Securities (cost $25,662)			25,662

Total Investments - 103.3% (identified cost $556,093)			652,208

Other Assets and Liabilities, Net - (3.3%)			(20,994)

Net Assets - 100.0%			631,214

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	97

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.0%
BGP Holdings PLC	08/06/09	926,311	—	—	—

For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

98	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Dow Jones US Real Estate Index Futures	91	USD	2,339	09/13	4
FTSE EPRA Europe Futures (Germany)	221	EUR	3,218	09/13	(128)
Hang Seng Index Futures (Hong Kong)	9	HKD	9,328	07/13	48
MSCI Singapore IX ETS Futures (Singapore)	10	SGD	707	07/13	12
S&P Midcap 400 E-Mini Index Futures (CME)	35	USD	4,053	09/13	17
S&P TSE 60 Index Futures (Canada)	4	CAD	554	09/13	—
SPI 200 Index Futures (Australia)	8	AUD	954	09/13	8
TOPIX Index Futures (Japan)	14	JPY	158,339	09/13	44

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					5

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	99

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Commonwealth Bank of Australia	USD	154	AUD	163	09/18/13	(5)
Commonwealth Bank of Australia	USD	113	CAD	115	09/18/13	(4)
Commonwealth Bank of Australia	USD	866	EUR	650	09/18/13	(20)
Commonwealth Bank of Australia	USD	122	JPY	11,627	09/18/13	(4)
Deutsche Bank	USD	134	AUD	140	09/18/13	(7)
Deutsche Bank	USD	669	EUR	500	09/18/13	(18)
Deutsche Bank	USD	193	HKD	1,500	09/18/13	—
Deutsche Bank	USD	210	JPY	20,000	09/18/13	(8)
Deutsche Bank	USD	195	SGD	245	09/18/13	(2)
JPMorgan Chase	USD	154	AUD	163	09/18/13	(6)
JPMorgan Chase	USD	113	CAD	115	09/18/13	(4)
JPMorgan Chase	USD	867	EUR	650	09/18/13	(20)
JPMorgan Chase	USD	122	JPY	11,627	09/18/13	(4)
JPMorgan Chase	EUR	370	USD	490	09/18/13	8
Royal Bank of Canada	USD	154	AUD	163	09/18/13	(6)
Royal Bank of Canada	USD	113	CAD	115	09/18/13	(4)
Royal Bank of Canada	USD	867	EUR	650	09/18/13	(20)
Royal Bank of Canada	USD	488	HKD	3,785	09/18/13	—
Royal Bank of Canada	USD	122	JPY	11,627	09/18/13	(4)
Standard Chartered	USD	154	AUD	163	09/18/13	(6)
Standard Chartered	USD	113	CAD	115	09/18/13	(4)
Standard Chartered	USD	867	EUR	650	09/18/13	(11)
Standard Chartered	USD	488	HKD	3,785	09/18/13	—
Standard Chartered	USD	122	JPY	11,627	09/18/13	(4)
Standard Chartered	USD	195	SGD	245	09/18/13	(2)
State Street	USD	31	AUD	33	07/01/13	(1)
State Street	USD	5	AUD	6	07/02/13	—
State Street	USD	138	AUD	150	09/18/13	(2)
State Street	USD	76	CAD	80	07/03/13	—
State Street	USD	95	CAD	100	09/18/13	—
State Street	USD	56	EUR	43	07/02/13	—
State Street	USD	557	EUR	427	07/02/13	(1)
State Street	USD	269	EUR	206	07/03/13	—
State Street	USD	263	EUR	200	09/18/13	(2)
State Street	USD	268	EUR	200	09/18/13	(8)
State Street	USD	465	EUR	350	09/18/13	(9)
State Street	USD	524	EUR	400	09/18/13	(3)
State Street	USD	69	HKD	538	07/02/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	71	JPY	6,958	07/01/13	(1)
State Street	USD	102	JPY	10,000	09/18/13	(2)
State Street	USD	38	SGD	49	07/01/13	—
State Street	USD	83	SGD	105	07/01/13	—
State Street	USD	118	SGD	149	07/02/13	—
State Street	USD	78	SGD	100	09/18/13	1
State Street	AUD	6	JPY	514	07/02/13	—
State Street	AUD	150	USD	143	09/18/13	6
State Street	CAD	10	USD	9	07/02/13	—
State Street	CAD	26	USD	25	07/03/13	—
State Street	CAD	57	USD	55	07/03/13	—
State Street	CAD	61	USD	58	07/03/13	—
State Street	EUR	10	GBP	9	07/01/13	—
State Street	EUR	3	GBP	3	07/02/13	—

See accompanying notes which are an integral part of the financial statements.

100	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	EUR	3	GBP	3	07/03/13	—
State Street	EUR	100	USD	133	09/18/13	3
State Street	EUR	350	USD	467	09/18/13	12
State Street	GBP	—	USD	—	07/02/13	—
State Street	GBP	5	USD	8	07/02/13	—
State Street	GBP	7	USD	11	07/02/13	—
State Street	GBP	8	USD	12	07/02/13	—
State Street	GBP	4	USD	6	07/03/13	—
State Street	GBP	9	USD	14	07/03/13	—
State Street	HKD	644	USD	83	07/02/13	—
State Street	HKD	489	USD	63	07/03/13	—
State Street	HKD	700	USD	90	09/18/13	—
State Street	HKD	800	USD	103	09/18/13	—
State Street	JPY	5,897	AUD	65	07/03/13	—
State Street	JPY	4,187	USD	42	07/01/13	—
State Street	JPY	10,000	USD	106	09/18/13	5
State Street	PHP	1,228	USD	28	07/01/13	—
State Street	PHP	2,138	USD	49	07/02/13	—
State Street	SGD	63	USD	50	07/01/13	—
State Street	SGD	72	USD	57	07/01/13	—
State Street	SGD	194	USD	152	07/01/13	(1)
State Street	SGD	46	USD	37	07/02/13	—
State Street	SGD	48	USD	38	07/02/13	—
State Street	SGD	140	USD	110	07/02/13	—
State Street	SGD	32	USD	25	07/03/13	—
State Street	SGD	102	USD	80	07/03/13	—
UBS	USD	2	AUD	—	07/01/13	(2)
UBS	USD	128	EUR	98	07/01/13	—
UBS	CAD	5	USD	5	07/01/13	—
UBS	HKD	128	USD	16	07/01/13	—
UBS	JPY	3,454	USD	28	07/01/13	(7)
UBS	SGD	8	USD	6	07/01/13	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(167)

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	101

Russell Investment Funds

Global Real Estate Securities Fund

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$43,994	$—	$—	$43,994	7.0
Austria	489	—	—	489	0.1
Brazil	1,670	—	—	1,670	0.3
Canada	18,714	—	—	18,714	3.0
China	2,927	—	—	2,927	0.5
Finland	760	—	—	760	0.1
France	20,533	—	—	20,533	3.3
Germany	7,405	—	—	7,405	1.2
Hong Kong	60,741	—	—	60,741	9.6
Italy	257	—	—	257	—	*
Japan	88,489	—	—	88,489	14.0
Netherlands	3,382	—	—	3,382	0.5
Norway	2,070	—	—	2,070	0.3
Philippines	837	—	—	837	0.1
Singapore	30,190	—	—	30,190	4.8
Sweden	4,743	—	—	4,743	0.7
Switzerland	1,533	—	—	1,533	0.2
United Kingdom	35,837	—	—	35,837	5.7
United States	288,985	—	—	288,985	45.8
Warrants & Rights	—	—	—	—	—	*
Short-Term Investments	—	12,990	—	12,990	2.0
Other Securities	—	25,662	—	25,662	4.1

Total Investments	613,556	38,652	—	652,208	103.3

Other Assets and Liabilities, Net					(3.3)

					100.0

Other Financial Instruments
Futures Contracts	5	—	—	5	—	*
Foreign Currency Exchange Contracts	(13)	(154)	—	(167)	(—	)*

Total Other Financial Instruments**	$(8)	$(154)	$—	$(162)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

102	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Fair Value of Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$35
Daily variation margin on futures contracts*	133	—

Total	$133	$35

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$128	$—
Unrealized depreciation on foreign currency exchange contracts	—	202

Total	$128	$202

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,765	$—
Foreign currency-related transactions**	—	(633)

Total	$2,765	$(633)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(408)	$—
Foreign currency-related transactions***	—	80

Total	$(408)	$80

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	103

Russell Investment Funds

Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — June 30, 2013 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
Description	Location: Statement of Assets and Liabilities - Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities

Securities on loan	Investments, at fair value	$25,035	$—	$25,035
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	35	—	35
Futures Contracts*	Daily variation margin on futures contracts	133	—	133

		$25,203	$—	$25,203

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial and Derivative Instruments	Collateral Received

Barclays	$845	$—	$845	$—
Credit Suisse	6,816	—	6,816	—
Deutsche Bank	929	—	929	—
Fidelity	1,151	—	1,151	—
Goldman Sachs	5,882	—	5,882	—
ING	9,010	—	9,010	—
JPMorgan Chase	8	—	—	8
Morgan Stanley	401	—	401	—
State Street	28	—	—	28
UBS	133	—	—	133

	$25,203	$—	$25,034	$169

Offsetting of Financial Liabilities and Derivative Liabilities
Description	Location: Statement of Assets and Liabilities - Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities

Futures Contracts*	Daily variation margin on futures contracts	$128	$—	$128
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	202	—	202

		$330	$—	$330

See accompanying notes which are an integral part of the financial statements.

104	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued — June 30, 2013 (Unaudited)

Amounts in thousands

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial and Derivative Instruments	Collateral Pledged

Commonwealth Bank of Australia	$33	$—	$—	$33
Deutsche Bank	35	—	—	35
JPMorgan Chase	34	—	—	34
Royal Bank of Scotland	34	—	—	34
Standard Chartered	36	—	—	36
State Street	31	—	—	31
UBS	127	—	127	—

	$330	$—	$127	$203

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	105

Russell Investment Funds

Global Real Estate Securities Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$556,093
Investments, at fair value**, ***	652,208
Cash (restricted)(a)	1,570
Foreign currency holdings*	2,164
Unrealized appreciation on foreign currency exchange contracts	35
Receivables:
Dividends and interest	2,119
Dividends from affiliated Russell funds	1
Investments sold	2,398
Fund shares sold	279
Foreign taxes recoverable	130
Daily variation margin on futures contracts	62
Prepaid expenses	3

Total assets	660,969

Liabilities
Payables:
Investments purchased	3,122
Fund shares redeemed	18
Accrued fees to affiliates	442
Other accrued expenses	154
Daily variation margin on futures contracts	155
Unrealized depreciation on foreign currency exchange contracts	202
Payable upon return of securities loaned	25,662

Total liabilities	29,755

Net Assets	$631,214

See accompanying notes which are an integral part of the financial statements.

106	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — June 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(14,648)
Accumulated net realized gain (loss)	15,393
Unrealized appreciation (depreciation) on:
Investments	96,115
Futures contracts	5
Foreign currency-related transactions	(219)
Shares of beneficial interest	413
Additional paid-in capital	534,155

Net Assets	$631,214

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$15.28
Net assets	$631,214,355
Shares outstanding ($.01 par value)	41,318,369
Amounts in thousands

* Foreign currency holdings - cost	$2,218
** Securities on loan included in investments	$25,035
*** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$38,652
(a) Cash Collateral for Futures	$1,570

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	107

Russell Investment Funds

Global Real Estate Securities Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$10,342
Dividends from affiliated Russell funds	13
Interest	2
Securities lending income	108
Less foreign taxes withheld	(461)

Total investment income	10,004

Expenses
Advisory fees	2,569
Administrative fees	161
Custodian fees	135
Transfer agent fees	14
Professional fees	42
Trustees’ fees	7
Printing fees	25
Miscellaneous	11

Net expenses	2,964

Net investment income (loss)	7,040

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	31,246
Futures contracts	2,765
Foreign currency-related transactions	(633)

Net realized gain (loss)	33,378

Net change in unrealized appreciation (depreciation) on:
Investments	(32,555)
Futures contracts	(408)
Foreign currency-related transactions	(179)

Net change in unrealized appreciation (depreciation)	(33,142)

Net realized and unrealized gain (loss)	236

Net Increase (Decrease) in Net Assets from Operations	$7,276

See accompanying notes which are an integral part of the financial statements.

108	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Statement of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,040	$11,257
Net realized gain (loss)	33,378	23,971
Net change in unrealized appreciation (depreciation)	(33,142)	95,274

Net increase (decrease) in net assets from operations	7,276	130,502

Distributions
From net investment income	(11,629)	(27,834)

Net decrease in net assets from distributions	(11,629)	(27,834)

Share Transactions*
Net increase (decrease) in net assets from share transactions	27,207	34,728

Total Net Increase (Decrease) in Net Assets	22,854	137,396

Net Assets
Beginning of period	608,360	470,964

End of period	$631,214	$608,360

Undistributed (overdistributed) net investment income included in net assets	$(14,648)	$(10,059)

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	109

Russell Investment Funds

Global Real Estate Securities Fund

Statement of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,745	$27,663	2,073	$29,853
Proceeds from reinvestment of distributions	746	11,629	1,873	27,834
Payments for shares redeemed	(764)	(12,085)	(1,596)	(22,959)

Total increase (decrease)	1,727	$27,207	2,350	$34,728

See accompanying notes which are an integral part of the financial statements.

110	Global Real Estate Securities Fund

(This page intentionally left blank)

Russell Investment Funds

Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income
June 30, 2013(1)	15.37	.17	.03	.20	(.29)
December 31, 2012	12.65	.30	3.15	3.45	(.73)
December 31, 2011	13.92	.29	(1.25)	(.96)	(.31)
December 31, 2010	11.58	.33	2.29	2.62	(.28)
December 31, 2009	9.30	.30	2.41	2.71	(.43)
December 31, 2008	15.22	.38	(6.03)	(5.65)	(.27)

See accompanying notes which are an integral part of the financial statements.

112	Global Real Estate Securities Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
(.29)	15.28	1.27	631,214	.92	.92	2.19	42
(.73)	15.37	27.56	608,360	.95	.95	2.08	59
(.31)	12.65	(7.05)	470,964	.95	.95	2.11	57
(.28)	13.92	22.92	493,896	.99	.99	2.62	150
(.43)	11.58	31.16	410,708	.97	.97	3.36	110
(.27)	9.30	(37.76)	303,416	.96	.96	2.72	71

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	113

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2013 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(¥)	Unrounded unit.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

HIBOR - Hong Kong Interbank Offer Rate

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnames dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD - Hong Kong dollar	PHP - Philippine peso

114	Notes to Schedules of Investments

Russell Investment Funds

Notes to Financial Highlights — June 30, 2013 (Unaudited)

(1)	For the period ended June 30, 2013 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and for certain funds, custody credit arrangements.
(c)	Less than $.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Periods less than one year are annualized
(f)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Highlights	115

Russell Investment Funds

Notes to Financial Statements — June 30, 2013 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial

116	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity, Global Real Estate Securities and Aggressive Equity Funds had no transfers between Levels 1, 2, and 3 for the period ended June 30, 2013.

At the beginning of the period, the Non-U.S. Fund had transfers out of Level 1 into Level 2 representing financial instruments for which restrictions existed and adjustments were made to the otherwise observable price to reflect their fair value. At the end of the period, the Non-U.S. Fund has transfers out of Level 2 back into Level 1 since no fair value pricing was applied. As of June 30, 2013, the amount of the transfers from Level 2 to Level 1 was $229,360,631.

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The Core Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments that had been determined using unobservable inputs that became observable.

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-dilluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, RFSC does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income

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is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At June 30, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2009 through December 31, 2011, if applicable, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and mid-December	Multi-Style Equity, Aggressive Equity, Core Bond and Global Real Estate Securities Funds

Annually	Mid-December	Non-U.S. Fund

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

The Funds pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”) or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

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Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Non-U.S. and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2013. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. The Non-U.S. and Global Real Estate Securities Funds had deferred capital gains tax liability of $3,786 and $0, respectively, as of June 30, 2013. The Non-U.S. Fund had a $527 realized loss on investments for capital gains taxes for the period ended June 30, 2013.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of Operations, for the period ended June 30, 2013, if applicable, are disclosed in the Fair Value of Derivative Instruments presentation following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2013, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

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The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2013	June 30, 2013

Non-U.S. Fund	$20,245,033	$25,910,875
Core Bond Fund	224,133,730	244,800,863
Global Real Estate Securities Fund	17,240,083	13,606,584

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2013	June 30, 2013
Non-U.S. Fund	$20,164,938	$26,355,711
Core Bond Fund	217,408,778	229,931,399
Global Real Estate Securities Fund	17,244,672	13,779,493

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended June 30, 2013, the Core Bond Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s options contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Option Contracts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013

Core Bond Fund	179	81

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are

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required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013

Multi-Style Equity Fund	305	282
Aggressive Equity Fund	64	70
Non-U.S. Fund	244	655
Core Bond Fund	1,033	908
Global Real Estate Securities Fund	588	392

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

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Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential

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amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended June 30, 2013, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013

Core Bond Fund	43,878,699	38,478,699

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended June 30, 2013, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013

Core Bond Fund	108,905,000	116,845,000

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Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2013, the Core Bond Fund entered into index swaps primarily for the strategy of exposing cash to markets.

The Core Bond Fund’s index swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Index Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013

Core Bond Fund	72,438,494	55,913,955

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended June 30, 2013, none of the Funds entered into currency swaps.

Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases

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assignments from agents it acquires direct rights against the borrower on the loan. As of June 30, 2013, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Core Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations

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(“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics

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than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the Core Bond Fund may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

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Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so like the principal, interest payments rise with inflation and fall with deflation.

Disclosure about Offsetting Assets and Liabilities

Effective during interim and annual periods beginning on or after January 1, 2013, U.S. GAAP requires entities to disclose information about offsetting and related arrangements to enable financial statement users to understand the effects of such arrangements on the balance sheet. This Accounting Standards Update (“ASU”) requires an entity to disclose all financial and derivative instruments, including derivatives, repurchase agreements, securities lending arrangements on a gross basis as well as applicable amounts related to financial collateral.

Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements. The Funds employ multiple money managers and counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3.	Investment Transactions

Securities

During the period ended June 30, 2013, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Multi-Style Equity Fund	$197,651,428	$208,818,681
Aggressive Equity Fund	62,297,220	71,219,891
Non-U.S. Fund	81,323,689	77,900,238
Core Bond Fund	180,935,072	161,052,475
Global Real Estate Securities Fund	298,427,966	257,793,007

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Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Core Bond Fund	$303,325,000	$245,496,483

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of June 30, 2013, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH.

As of June 30, 2013, there were no non-cash collateral pledged for the securities on loan.

Custodian

The Funds have entered into arrangements with their custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended June 30, 2013, the Funds’ custodian fees were not reduced under these arrangements.

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC (“BNY”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. BNY and SSGM are registered brokers and are not affiliates of the Funds or RIMCo. Trades placed through Recapture Services and SSGM and their correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Adviser to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may, with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct through Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Funds.

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through Recapture Services, and SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met, as determined annually in the Soft Money Commission budgeting process.

Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services, SSGM and their

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correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of June 30, 2013, the Funds had invested $176,790,615 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $49,177,897 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

The advisory and administrative fees specified in the table below are based upon the average daily net assets of each Fund and are payable monthly.

	Annual Rate
Funds	Adviser	Administrator
Multi-Style Equity Fund	0.73%	up to 0.05%
Aggressive Equity Fund	0.90	up to 0.05
Non-U.S. Fund	0.90	up to 0.05
Core Bond Fund	0.55	up to 0.05
Global Real Estate Securities Fund	0.80	up to 0.05

The following shows the respective totals for advisory and administrative fees for the period ended June 30, 2013:

	Advisory	Administrative

Multi-Style Equity Fund	$1,520,054	$104,077
Aggressive Equity Fund	897,835	49,863
Non-U.S. Fund	1,637,487	90,939
Core Bond Fund	1,903,470	172,982
Global Real Estate Securities Fund	2,568,950	160,504

RIMCo has agreed to certain waivers of its advisory fees as follows:

For the Aggressive Equity Fund, RIMCo has contractually agreed, until April 30, 2014 to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2013 was $49,880. There were no reimbursements during the period.

For the Non-U.S. Fund, RIMCo has contractually agreed, until April 30, 2014, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2013 was $90,972. There were no reimbursements during the period.

For the Core Bond Fund, RIMCo has contractually agreed, until April 30, 2014, to waive 0.05% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2013 was $173,043. There were no reimbursements during the period.

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this

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Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2013 were as follows:

Amount

Multi-Style Equity Fund	$9,162
Aggressive Equity Fund	4,389
Non-U.S. Fund	8,006
Core Bond Fund	15,228
Global Real Estate Securities Fund	14,129

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, serves as distributor for RIF, pursuant to the distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2013 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Advisory fees	$257,744	$145,324	$256,238	$290,717	$413,342
Administration fees	17,408	8,434	14,861	28,674	25,480
Transfer agent fees	1,542	745	1,314	2,523	2,227
Trustee fees	1,297	606	1,101	1,119	698

	$277,991	$155,109	$273,514	$323,033	$441,747

Affiliated Brokerage Commissions

The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers including assets RIMCo may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves.

Amounts retained by RIS for the period ended June 30, 2013 were as follows:

Fund Name	Amount

Multi-Style Equity Fund	$2,454
Non-U.S. Fund	12,689
Global Real Estate Securities Fund	12,147

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act.

During the period ended June 30, 2013, the Funds have engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act. As defined by the procedures, each transaction is effected at the current market price.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 39 funds, RIF, which has 10 funds and Russell Exchange Traded Funds Trust (“RET”) which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $87,000 per year, each of its interested Trustees a retainer of $75,000 per year and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit

132	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

5.	Federal Income Taxes

At December 31, 2012, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/2016	12/31/2017	No Expiration Short-Term	Totals
Multi-Style Equity Fund	$—	$21,899,000	$—	$21,899,000
Aggressive Equity Fund	—	7,456,521	—	7,456,521
Non-U.S. Fund	40,148,152	51,040,031	626,708	91,814,891
Global Real Estate Securities Fund	—	10,749,012	—	10,749,012

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities

Cost of Investments	$365,469,329	$189,683,478	$324,743,892	$779,893,078	$580,963,484

Gross Unrealized Appreciation	$69,939,968	$34,358,417	$54,915,784	$5,127,712	$82,759,874
Gross Unrealized Depreciation	(3,785,334)	(6,042,494)	(17,919,676)	(5,348,376)	(11,515,506)

Net Unrealized Appreciation (Depreciation)	$66,154,634	$28,315,923	$36,996,108	$(220,664)	$71,244,368

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2012 to December 31, 2012, and treat it as arising in the fiscal year 2013. As of December 31, 2012, the Fund had realized a capital losses as follows:

Non-U.S. Fund $1,003,701

6.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending fund could result in reduced returns or additional borrowing costs. For the period ended June 30, 2013, the Funds presented herein did not borrow or lend through the interfund lending program.

7.	Record Ownership

As of June 30, 2013, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholder in each Fund.

	# of Shareholders	%

Multi-Style Equity Fund	2	78.6
Aggressive Equity Fund	2	78.6
Non-U.S. Fund	2	72.9
Core Bond Fund	3	84.3
Global Real Estate Securities Fund	2	91.0

Notes to Financial Statements	133

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Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

8.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

9.	Subsequent Events

Management has evaluated the events and /or transactions that have occurred through the date the financial statements were available to be issued and noted no items requiring adjustments of the financial statements or additional disclosures.

134	Notes to Financial Statements

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 18, 2013 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In preparing the Third-Party Information for the Agreement Evaluation Meeting, the third-party service provider initially changed its methodology for selection of the Expense Universe Comparable Funds from that used in prior years to exclude peer funds with distribution or shareholder servicing fees even though their investment objectives were generally comparable to the Funds’ objectives. In RIMCo’s judgment, this change in methodology arbitrarily resulted in a significant reduction in the number of funds in the Expense Universe and made the operating expense comparisons in the Third-Party Information less meaningful. After discussions with the Board’s independent Chair, RIMCo requested, and the third-party information provider furnished supplementally, the Third-Party Information reflecting the methodologies for selection of the Expense Universe Comparable Funds by the third-party service provider used in 2012. The Board focused on the supplemental Third-Party Information in conducting its evaluations. In general, the operating expense comparisons between the Funds and their Comparable Funds in the supplemental Third-Party Information were more favorable. In the case of certain, but not all, Funds, the Third-Party Information also reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the RIMCo Agreement and portfolio management agreements is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

On April 9, 2013, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with Independent Counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. On April 17, 2013, the Independent Trustees met in person in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Agreement Evaluation Meeting is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Fund Counsel and Independent Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages the investment of each Fund’s cash and also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, Fund assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

Basis for Approval of Investment Advisory Contracts	135

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative or transfer agent fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the Funds’ compliance programs.

As noted above, RIMCo, in addition to managing the investment of each Fund’s cash, may directly manage a portion of certain Funds (the “Participating Funds”) pursuant to the RIMCo Agreement, the actual allocation being determined from time to time by the

136	Basis for Approval of Investment Advisory Contracts

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Participating Funds’ RIMCo portfolio manager. During 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Funds. RIMCo monitors and assesses Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Fund characteristics consistent with the Participating Funds’ investment objectives and strategies. Participating Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) or to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for the Participating Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Participating Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Participating Fund’s assets directly managed by RIMCo, RIMCo may purchase common stocks, exchange-traded funds, exchange-traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Participating Fund. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Fund assets among Money Managers, increase Fund cash reserves, determine to not be fully invested, or adjust exposures through the cash equitization process. RIMCo’s Direct Management Services are not intended, and are not expected to be, a primary driver of Participating Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of the Participating Funds to carry out their investment programs. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services in respect of Participating Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Funds consequently may be increased incrementally. The Board, however, also considered the potential benefits of the Direct Management Services to Participating Funds; the limited amount of assets that are managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate investment Advisory Fees paid by the Participating Funds are not increased as a result of RIMCo’s direct management of Participating Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory Fee which, compared with its Comparable Funds’ advisory fees on an actual basis, was ranked in the fourth or fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. The Board considered RIMCo’s explanation of the reasons for these Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons. Among other things, RIMCo noted that meaningful comparisons of advisory fees between funds affiliated with insurance companies issuing variable annuity and life policies and non-affiliated funds, such as the Funds, are difficult as insurance companies may allocate fees between the investment policies and their underlying funds. The Board determined that it would continue to monitor the Funds’ Advisory Fees against the Funds’ Comparable Funds’ advisory fees.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies by two insurance companies. At the Contract Renewal Meeting, RIMCo advised the Board that it does not

Basis for Approval of Investment Advisory Contracts	137

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near or long term because of a declining interest by the insurance companies generally in variable insurance trusts, such as the Funds, as investment vehicles supporting their products. Notwithstanding this expectation, RIMCo expressed its belief that the Funds will remain viable in light of their cash inflows from current participating insurance companies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflected any economies of scale realized by that Fund, based upon the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Funds, including the variability of Money Manager investment advisory fees.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIF funds under the Board’s supervision are lower, and, in some cases, may be substantially lower, than the rates paid by RIF funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the RIF Multi-Style Equity Fund and the RIF Core Bond Fund ranked in the third quintile of its Expense Universe. The total expenses for each of the other Funds ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of their respective Comparable Funds, (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances and based on RIMCo’s performance review of each Fund, the performance of each of the Funds would be consistent with continuation of the RIMCo Agreement. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 3-year period ended December 31, 2012 as most relevant but also considered Fund performance for the 1-year and5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIMCo during 2012 to enhance the performance of certain Funds, including a large number of changes in Money Managers and, in the case of Participating Funds, RIMCo’s implementation of its Direct Management Services which are not yet reflected in Fund investment results.

With respect to the RIF Aggressive Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 1-year period ended December 31, 2012 and was ranked in the fourth and fifth quintiles for the 3- and 5-year periods ended such date, respectively. RIMCo noted that, effective May 1, 2012, the Fund’s investment strategy changed from investing principally in small and mid-cap securities to investing principally in small cap securities. RIMCo attributed the Fund’s relative underperformance for the 3-year period to the smaller cap profile of the Performance Universe before the Fund’s investment strategy change. Prior to the Fund’s investment strategy change, the Fund’s larger market cap profile resulted in a larger cap, higher quality investment strategy which underperformed the smaller cap, higher risk profile of the other Performance Universe funds significantly in the market environments during the 3- and 5-year periods.

With respect to the RIF Non-U.S. Fund, the Third-Party Information showed that the Fund’s performance for the 1- and 5-year periods ended December 31, 2012 was ranked in the third quintile of its Performance Universe and ranked in the fourth quintile of the Performance Universe for the 3-year period ended such date. RIMCo noted that the Fund’s performance relative to its Performance Universe has been affected negatively by its holdings in European financials, although these positions had produced

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

more positive results recently, and its underweight to Australian banks which were leading bank performers but, among other things, were viewed by the Fund’s Money Managers as expensive relative to global peers. Moreover, the Fund’s allocation to sectors that are more sensitive to economic growth than traditional defensive sectors detracted from Fund performance as the global economic crisis continued and consumers and businesses reduced spending. RIMCo noted that the Fund outperformed its benchmark over the 3-year period.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009 that continue to impact relative performance for the 3- and 5-year periods ended December 31, 2012. The Board also considered the large number of Money Manager changes that were made in 2012 and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services was not yet reflected in the investment results for Participating Funds.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Funds other than benefits from their soft dollar arrangements. The Agreement Evaluation Information described, and at the Agreement Evaluation Meeting the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Funds and percentage of Fund transactions effected pursuant to the soft dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Fund portfolio transactions. RIMCo recommended that each Money Manager be retained at its current fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Basis for Approval of Investment Advisory Contracts	139

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your insurance company for further detail.

140	Shareholder Requests for Additional Information

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2013 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Until successor is chosen and qualified by Trustees Appointed until successor is duly elected and qualified	• President and CEO RIC and RIF and RET • Chairman of the Board, President and CEO, Russell Financial Services, Inc. (“RFS”) • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Director, RIMCo • Chairman of the Board and President, Russell Insurance Agency, Inc. (“RIA”) (insurance agency) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)	50	None

141	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
## Daniel P. Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003	Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company) • Chairman of the Audit Committee, RIF and RIF from 2005 to 2011.	50	None

### Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA (charitable organization)	50	None

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore classified as an Interested Trustee.
###	Mr. Fine is classified as an Interested Trustee due to Ms. Cavanaugh’s service on the Board of Directors of the United Way of King County (“UWKC”) and in light of charitable contributions made by Russell Investments to UWKC.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services)	50	• Director, Avista Corp (electric utilities); • Trustee, Principal Investors Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

142	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified.	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	50	• Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)

Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company (paper and forest products) • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005 Chairman of the Audit Committee, since 2012	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds (investment company) • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None
*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	143

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
** George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

**	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC • 2005-2011 Chief Compliance Officer, RIMCo

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•  President and CEO RIC and RIF and RET

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc. (“RFS”)

•  Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”)

•  Director, RIMCo

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (“RIA”) (insurance agency)

•  May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•  2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET

•  Head of North America Operations, Russell Investments

•  May 2009 to October 2011, Global Head of Fund Operations, Russell Investments

•  1999 to May 2009, Director, Funds Administration, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees

•  Global Chief Investment Officer, Russell Investments

•  Chief Investment Officer, RIC and RIF

•  Director, FRC

•  Chairman of the Board, President and CEO, RIMCo

•  1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

144	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)
Mary Beth Rhoden Albaneze, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments • Secretary, RIMCo, RFSC and RFS • Secretary and Chief Legal Officer, RIC, RIF and RET • 1999 to 2010 Assistant Secretary, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	145

Russell Investment Funds

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Jonathan Fine

Independent Trustees

Thaddas L. Alston Kristianne Blake

Cheryl Burgermeister

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden Albaneze, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

One International Place,

40th Floor,

100 Oliver Street

Boston, MA 02110-2605

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

Money Managers as of June 30, 2013

Multi-Style Equity Fund

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Mar Vista Investment Partners, LLC, Los Angeles, CA

Suffolk Capital Management LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

Aggressive Equity Fund

Conestoga Capital Advisors, LLC, Radnor, PA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

RBC Global Asset Management (U.S.) Inc., Minneapolis, MN

Signia Capital Management LLC, Spokane, WA

Non-U.S. Fund

Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX

MFS Institutional Advisors Inc., Boston, MA

Pzena Investment Management LLC, New York, NY

William Blair & Company L.L.C., Chicago, IL

Core Bond Fund

Colchester Global Investors Ltd, London, England

Logan Circle Partners, L.P., Philadelphia, PA

Macro Currency Group — an investment group within Principal Global Investors, LLC, Des Moines, IA*

Metropolitan West Asset Management LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Global Real Estate Securities Fund

AEW Capital Management LP, Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

*Principal Global Investors, LLC is the asset management arm of the Principal Financial Group® (The Principal®), which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors, LLC.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

146	Adviser, Money Managers and Service Providers

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-072

2013 SEMI-ANNUAL REPORT

Russell

Investment Funds

LifePoints® Funds Variable Target Portfolio Series

JUNE 30, 2013

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. These financial statements report on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2013 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Moderate Strategy Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2013	$1,000.00	$1,000.00
Ending Account Value June 30, 2013	$1,008.00	$1,024.30
Expenses Paid During Period*	$0.50	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Moderate Strategy Fund	3

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 12.0%
RIC Russell Commodity Strategies Fund Class Y	264,232	2,193
RIC Russell Global Infrastructure Fund Class Y	328,699	3,741
RIC Russell Multi-Strategy Alternative Fund Class Y	293,437	2,987
RIF Global Real Estate Securities Fund	196,301	2,999

		11,920

Domestic Equities - 13.7%
RIC Russell U.S. Defensive Equity Fund Class Y	106,343	3,967
RIC Russell U.S. Dynamic Equity Fund Class Y	178,771	1,986
RIF Aggressive Equity Fund	131,545	1,990
RIF Multi-Style Equity Fund	333,283	5,706

		13,649

	Shares	Fair Value $
Fixed Income - 57.0%
RIC Russell Global Opportunistic Credit Fund Class Y	198,125	1,991
RIC Russell Investment Grade Bond Fund Class Y	872,935	18,917
RIF Core Bond Fund	3,419,912	35,841

		56,749

International Equities - 17.3%
RIC Russell Emerging Markets Fund Class Y	202,838	3,515
RIC Russell Global Equity Fund Class Y	739,222	7,444
RIF Non-U.S. Fund	595,724	6,213

		17,172

Total Investments - 100.0% (identified cost $90,814)		99,490

Other Assets and Liabilities, Net - (0.0%)		(23)

Net Assets - 100.0%		99,467

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	12.0
Domestic Equities	13.7
Fixed Income	57.0
International Equities	17.3

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

4	Moderate Strategy Fund

Russell Investment Funds

Moderate Strategy Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$90,814
Investments, at fair value	99,490
Receivables:
Investments sold	47
From affiliates	4
Prepaid expenses	1

Total assets	99,542

Liabilities
Payables:
Fund shares redeemed	47
Accrued fees to affiliates	5
Other accrued expenses	23

Total liabilities	75

Net Assets	$99,467

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$34
Accumulated net realized gain (loss)	(2,986)
Unrealized appreciation (depreciation) on investments	8,676
Shares of beneficial interest	99
Additional paid-in capital	93,644

Net Assets	$99,467

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$10.08
Net assets	$99,467,230
Shares outstanding ($.01 par value)	9,868,357

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	5

Russell Investment Funds

Moderate Strategy Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$501

Expenses
Advisory fees	98
Administrative fees	25
Custodian fees	10
Transfer agent fees	2
Professional fees	20
Trustees’ fees	1
Printing fees	9
Miscellaneous	3

Expenses before reductions	168
Expense reductions	(119)

Net expenses	49

Net investment income (loss)	452

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	102
Capital gain distributions from Underlying Funds	88

Net realized gain (loss)	190
Net change in unrealized appreciation (depreciation) on investments	30

Net realized and unrealized gain (loss)	220

Net Increase (Decrease) in Net Assets from Operations	$672

See accompanying notes which are an integral part of the financial statements.

6	Moderate Strategy Fund

Russell Investment Funds

Moderate Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$452	$2,590
Net realized gain (loss)	190	558
Net change in unrealized appreciation (depreciation)	30	5,568

Net increase (decrease) in net assets from operations	672	8,716

Distributions
From net investment income	(505)	(2,603)
From net realized gain	(466)	(420)

Net decrease in net assets from distributions	(971)	(3,023)

Share Transactions*
Net increase (decrease) in net assets from share transactions	5,545	13,472

Total Net Increase (Decrease) in Net Assets	5,246	19,165

Net Assets
Beginning of period	94,221	75,056

End of period	$99,467	$94,221

Undistributed (overdistributed) net investment income included in net assets	$34	$87

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,141	$11,725	1,944	$19,209
Proceeds from reinvestment of distributions	95	971	304	3,023
Payments for shares redeemed	(699)	(7,151)	(890)	(8,760)

Total increase (decrease)	537	$5,545	1,358	$13,472

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	7

Russell Investment Funds

Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
June 30, 2013(1)	10.10	.05	.03	.08	(.05)	(.05)	—
December 31, 2012	9.41	.30	.73	1.03	(.29)	(.05)	—
December 31, 2011	9.64	.27	(.26)	.01	(.24)	—	—
December 31, 2010	8.95	.42	.69	1.11	(.41)	—	(.01)
December 31, 2009	7.67	.36	1.34	1.70	(.37)	(.05)	—
December 31, 2008	9.99	.33	(2.32)	(1.99)	(.23)	(.10)	—

See accompanying notes which are an integral part of the financial statements.

8	Moderate Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
(.10)	10.08	.80	99,467	.34	.10	.46	7
(.34)	10.10	11.07	94,221	.36	.10	3.01	20
(.24)	9.41	.12	75,056	.38	.10	2.80	10
(.42)	9.64	12.62	54,573	.44	.10	4.56	45
(.42)	8.95	23.09	35,671	.48	.10	4.40	21
(.33)	7.67	(20.39)	19,308	.53	.11	3.77	39

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	9

Russell Investment Funds

Balanced Strategy Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2013	$1,000.00	$1,000.00
Ending Account Value
June 30, 2013	$1,028.40	$1,024.30
Expenses Paid During Period*	$0.50	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

10	Balanced Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 12.8%
RIC Russell Commodity Strategies Fund Class Y	952,944	7,909
RIC Russell Global Infrastructure Fund Class Y	950,172	10,813
RIC Russell Multi-Strategy Alternative Fund Class Y	808,549	8,231
RIF Global Real Estate Securities Fund	521,212	7,964

		34,917

Domestic Equities - 24.5%
RIC Russell U.S. Defensive Equity Fund Class Y	369,675	13,789
RIC Russell U.S. Dynamic Equity Fund Class Y	1,371,522	15,237
RIF Aggressive Equity Fund	749,972	11,347
RIF Multi-Style Equity Fund	1,538,771	26,344

		66,717

	Shares	Fair Value $
Fixed Income - 36.9%
RIC Russell Global Opportunistic Credit Fund Class Y	802,555	8,066
RIF Core Bond Fund	8,827,379	92,511

		100,577

International Equities - 25.8%
RIC Russell Emerging Markets Fund Class Y	683,360	11,843
RIC Russell Global Equity Fund Class Y	2,587,771	26,059
RIF Non-U.S. Fund	3,118,451	32,525

		70,427

Total Investments - 100.0% (identified cost $240,802)		272,638

Other Assets and Liabilities, Net - (0.0%)		(42)

Net Assets - 100.0%		272,596

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	12.8
Domestic Equities	24.5
Fixed Income	36.9
International Equities	25.8

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	11

Russell Investment Funds

Balanced Strategy Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$240,802
Investments, at fair value	272,638
Receivables:
Fund shares sold	46
From affiliates	3
Prepaid expenses	2

Total assets	272,689

Liabilities
Payables:
Investments purchased	46
Accrued fees to affiliates	13
Other accrued expenses	34

Total liabilities	93

Net Assets	$272,596

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$16
Accumulated net realized gain (loss)	(8,235)
Unrealized appreciation (depreciation) on investments	31,836
Shares of beneficial interest	279
Additional paid-in capital	248,700

Net Assets	$272,596

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$9.77
Net assets	$272,595,718
Shares outstanding ($.01 par value)	27,902,339

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12	Balanced Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$1,405

Expenses
Advisory fees	269
Administrative fees	67
Custodian fees	9
Transfer agent fees	6
Professional fees	27
Trustees’ fees	3
Printing fees	23
Miscellaneous	5

Expenses before reductions	409
Expense reductions	(275)

Net expenses	134

Net investment income (loss)	1,271

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	26
Capital gain distributions from Underlying Funds	229

Net realized gain (loss)	255
Net change in unrealized appreciation (depreciation) on investments	5,603

Net realized and unrealized gain (loss)	5,858

Net Increase (Decrease) in Net Assets from Operations	$7,129

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	13

Russell Investment Funds

Balanced Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,271	$5,701
Net realized gain (loss)	255	(706)
Net change in unrealized appreciation (depreciation)	5,603	22,155

Net increase (decrease) in net assets from operations	7,129	27,150

Distributions
From net investment income	(1,416)	(5,712)

Net decrease in net assets from distributions	(1,416)	(5,712)

Share Transactions*
Net increase (decrease) in net assets from share transactions	13,803	30,573

Total Net Increase (Decrease) in Net Assets	19,516	52,011

Net Assets
Beginning of period	253,080	201,069

End of period	$272,596	$253,080

Undistributed (overdistributed) net investment income included in net assets	$16	$161

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	2,059	$20,329	4,174	$38,630
Proceeds from reinvestment of distributions	145	1,416	609	5,712
Payments for shares redeemed	(805)	(7,942)	(1,496)	(13,769)

Total increase (decrease)	1,399	$13,803	3,287	$30,573

See accompanying notes which are an integral part of the financial statements.

14	Balanced Strategy Fund

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Russell Investment Funds

Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
June 30, 2013(1)	9.55	.05	.22	.27	(.05)	—	—
December 31, 2012	8.66	.23	.89	1.12	(.23)	—	—
December 31, 2011	9.07	.21	(.42)	(.21)	(.20)	—	—
December 31, 2010	8.25	.31	.84	1.15	(.31)	—	(.02)
December 31, 2009	6.80	.26	1.47	1.73	(.24)	(.04)	—
December 31, 2008	9.93	.23	(2.88)	(2.65)	(.21)	(.27)	—

See accompanying notes which are an integral part of the financial statements.

16	Balanced Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
(.05)	9.77	2.84	272,596	.30	.10	.47	4
(.23)	9.55	12.95	253,080	.32	.10	2.49	21
(.20)	8.66	(2.40)	201,069	.31	.10	2.36	8
(.33)	9.07	14.06	157,122	.36	.10	3.67	23
(.28)	8.25	26.23	105,185	.35	.09	3.62	8
(.48)	6.80	(27.70)	60,158	.35	.08	2.75	16

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	17

Russell Investment Funds

Growth Strategy Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account of Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2013	$1,000.00	$1,000.00
Ending Account Value
June 30, 2013	$1,042.10	$1,024.30
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

18	Growth Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 17.9%
RIC Russell Commodity Strategies Fund Class Y	911,728	7,567
RIC Russell Global Infrastructure Fund Class Y	746,117	8,491
RIC Russell Multi-Strategy Alternative Fund Class Y	645,743	6,574
RIF Global Real Estate Securities Fund	423,889	6,477

		29,109

Domestic Equities - 30.1%
RIC Russell U.S. Defensive Equity Fund Class Y	241,983	9,026
RIC Russell U.S. Dynamic Equity Fund Class Y	958,886	10,653
RIF Aggressive Equity Fund	609,617	9,224
RIF Multi-Style Equity Fund	1,176,710	20,145

		49,048

	Shares	Fair Value $
Fixed Income - 17.7%
RIC Russell Global Opportunistic Credit Fund Class Y	643,636	6,469
RIF Core Bond Fund	2,136,509	22,391

		28,860

International Equities - 34.3%
RIC Russell Emerging Markets Fund Class Y	532,468	9,228
RIC Russell Global Equity Fund Class Y	2,101,737	21,164
RIF Non-U.S. Fund	2,442,137	25,471

		55,863

Total Investments - 100.0% (identified cost $142,060)		162,880

Other Assets and Liabilities, Net - (0.0%)		(31)

Net Assets - 100.0%		162,849

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	17.9
Domestic Equities	30.1
Fixed Income	17.7
International Equities	34.3

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	19

Russell Investment Funds

Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$142,060
Investments, at fair value	162,880
Receivables:
Fund shares sold	171
From affiliates	3
Prepaid expenses	1

Total assets	163,055

Liabilities
Payables:
Investments purchased	171
Accrued fees to affiliates	7
Other accrued expenses	28

Total liabilities	206

Net Assets	$162,849

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$14
Accumulated net realized gain (loss)	(7,097)
Unrealized appreciation (depreciation) on investments	20,820
Shares of beneficial interest	175
Additional paid-in capital	148,937

Net Assets	$162,849

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$9.30
Net assets	$162,849,045
Shares outstanding ($.01 par value)	17,506,955

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

20	Growth Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$823

Expenses
Advisory fees	158
Administrative fees	39
Custodian fees	9
Transfer agent fees	3
Professional fees	23
Trustees’ fees	2
Printing fees	13
Miscellaneous	4

Expenses before reductions	251
Expense reductions	(172)

Net expenses	79

Net investment income (loss)	744

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(104)
Capital gain distributions from Underlying Funds	53

Net realized gain (loss)	(51)
Net change in unrealized appreciation (depreciation) on investments	5,462

Net realized and unrealized gain (loss)	5,411

Net Increase (Decrease) in Net Assets from Operations	$6,155

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	21

Russell Investment Funds

Growth Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$744	$2,694
Net realized gain (loss)	(51)	(785)
Net change in unrealized appreciation (depreciation)	5,462	14,971

Net increase (decrease) in net assets from operations	6,155	16,880

Distributions
From net investment income	(800)	(2,688)

Net decrease in net assets from distributions	(800)	(2,688)

Share Transactions*
Net increase (decrease) in net assets from share transactions	12,339	19,484

Total Net Increase (Decrease) in Net Assets	17,694	33,676

Net Assets
Beginning of period	145,155	111,479

End of period	$162,849	$145,155

Undistributed (overdistributed) net investment income included in net assets assets	$14	$70

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,737	$16,253	3,017	$25,939
Proceeds from reinvestment of distributions	87	800	306	2,689
Payments for shares redeemed	(500)	(4,714)	(1,059)	(9,144)

Total increase (decrease)	1,324	$12,339	2,264	$19,484

See accompanying notes which are an integral part of the financial statements.

22	Growth Strategy Fund

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Russell Investment Funds

Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
June 30, 2013(1)	8.97	.05	.33	.38	(.05)	—	—
December 31, 2012	8.01	.18	.95	1.13	(.17)	—	—
December 31, 2011	8.57	.17	(.57)	(.40)	(.16)	—	—
December 31, 2010	7.66	.23	.91	1.14	(.22)	—	(.01)
December 31, 2009	6.11	.19	1.56	1.75	(.17)	(.03)	—
December 31, 2008	9.90	.15	(3.46)	(3.31)	(.14)	(.34)	—

See accompanying notes which are an integral part of the financial statements.

24	Growth Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
(.05)	9.30	4.21	162,849	.32	.10	.47	5
(.17)	8.97	14.22	145,155	.34	.10	2.07	25
(.16)	8.01	(4.73)	111,479	.34	.10	2.02	10
(.23)	8.57	15.06	90,592	.39	.10	2.88	29
(.20)	7.66	29.43	61,506	.40	.09	2.80	6
(.48)	6.11	(34.73)	34,742	.40	.04	1.85	10

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	25

Russell Investment Funds

Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2013	$1,000.00	$1,000.00
Ending Account Value June 30, 2013	$1,052.70	$1,024.30
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

26	Equity Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 20.0%
RIC Russell Commodity Strategies Fund Class Y	246,934	2,050
RIC Russell Global Infrastructure Fund Class Y	204,344	2,325
RIC Russell Multi-Strategy Alternative Fund Class Y	220,221	2,242
RIF Global Real Estate Securities Fund	146,818	2,243

		8,860

Domestic Equities - 36.3%
RIC Russell U.S. Defensive Equity Fund Class Y	65,425	2,440
RIC Russell U.S. Dynamic Equity Fund Class Y	379,849	4,220
RIF Aggressive Equity Fund	194,859	2,948
RIF Multi-Style Equity Fund	376,492	6,446

		16,054

	Shares	Fair Value $
Fixed Income - 3.7%
RIC Russell Global Opportunistic Credit Fund Class Y	164,470	1,653

International Equities - 40.0%
RIC Russell Emerging Markets Fund Class Y	198,049	3,432
RIC Russell Global Equity Fund Class Y	568,890	5,729
RIF Non-U.S. Fund	821,435	8,568

		17,729

Total Investments - 100.0% (identified cost $36,329)		44,296

Other Assets and Liabilities, Net - (0.0%)		(17)

Net Assets - 100.0%		44,279

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	20.0
Domestic Equities	36.3
Fixed Income	3.7
International Equities	40.0

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	27

Russell Investment Funds

Equity Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$36,329
Investments, at fair value	44,296
Receivables:
Fund shares sold	22
From affiliates	4

Total assets	44,322

Liabilities
Payables:
Investments purchased	22
Accrued fees to affiliates	2
Other accrued expenses	19

Total liabilities	43

Net Assets	$44,279

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(6)
Accumulated net realized gain (loss)	(5,484)
Unrealized appreciation (depreciation) on investments	7,967
Shares of beneficial interest	52
Additional paid-in capital	41,750

Net Assets	$44,279

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$8.59
Net assets	$44,279,465
Shares outstanding ($.01 par value)	5,155,172

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

28	Equity Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$225

Expenses
Advisory fees	43
Administrative fees	11
Custodian fees	9
Transfer agent fees	1
Professional fees	17
Trustees’ fees	—	*
Printing fees	3
Miscellaneous	3

Expenses before reductions	87
Expense reductions	(66)

Net expenses	21

Net investment income (loss)	204

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	4
Net change in unrealized appreciation (depreciation) on investments	1,855

Net realized and unrealized gain (loss)	1,859

Net Increase (Decrease) in Net Assets from Operations	$2,063

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	29

Russell Investment Funds

Equity Growth Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$204	$661
Net realized gain (loss)	4	27
Net change in unrealized appreciation (depreciation)	1,855	4,502

Net increase (decrease) in net assets from operations	2,063	5,190

Distributions
From net investment income	(260)	(652)

Net decrease in net assets from distributions	(260)	(652)

Share Transactions*
Net increase (decrease) in net assets from share transactions	3,336	3,757

Total Net Increase (Decrease) in Net Assets	5,139	8,295

Net Assets
Beginning of period	39,140	30,845

End of period	$44,279	$39,140

Undistributed (overdistributed) net investment income included in net assets	$(6)	$50

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	573	$4,950	1,330	$10,387
Proceeds from reinvestment of distributions	30	260	81	652
Payments for shares redeemed	(217)	(1,874)	(915)	(7,282)

Total increase (decrease)	386	$3,336	496	$3,757

See accompanying notes which are an integral part of the financial statements.

30	Equity Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Funds

Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
June 30, 2013(1)	8.21	.04	.39	.43	(.05)	—	—
December 31, 2012	7.22	.15	.98	1.13	(.14)	—	—
December 31, 2011	7.82	.13	(.61)	(.48)	(.12)	—	—
December 31, 2010	6.98	.14	.91	1.05	(.15)	—	(.06)
December 31, 2009	5.42	.12	1.56	1.68	(.09)	(.03)	—
December 31, 2008	9.83	.07	(3.92)	(3.85)	(.05)	(.51)	—

See accompanying notes which are an integral part of the financial statements.

32	Equity Growth Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
(.05)	8.59	5.27	44,279	.41	.10	.47	6
(.14)	8.21	15.68	39,140	.44	.10	1.79	37
(.12)	7.22	(6.22)	30,845	.49	.10	1.72	15
(.21)	7.82	15.09	26,816	.53	.10	1.89	42
(.12)	6.98	31.79	20,057	.59	.08	2.02	21
(.56)	5.42	(41.18)	12,613	.58	.04	.87	24

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	33

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2013 (Unaudited)

(1)	For the period ended June 30, 2013 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”).
(g)	Less than $.01 per share.
(h)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

See accompanying notes which are an integral part of the financial statements.

34	Notes to Financial Highlights

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2013 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” which diversifies its assets by investing in Shares of several other Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund including changes to the Underlying Funds in which the Funds invest from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Funds’ allocations to underlying alternative funds, underlying domestic equity funds, underlying fixed income funds, and underlying international equity funds.

Asset Allocation Targets as of May 1, 2013*
Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Alternative Funds**
RIC Russell Commodity Strategies Fund	0-8%	0-9%	1-11%	1-11%
RIC Russell Global Infrastructure Fund	0-8	0-8	0-9	0-9
RIC Russell Multi-Strategy Alternative Fund	0-8	0-8	0-9	0-10
RIF Global Real Estate Securities Fund	0-8	0-8	0-9	0-10
Domestic Equity Funds
RIC Russell U.S. Defensive Equity Fund***	0-9	0-10	0-10	1-11
RIC Russell U.S. Dynamic Equity Fund****	0-7	1-11	1-11	4-14
RIF Aggressive Equity Fund	0-7	0-9	1-11	2-12
RIF Multi-Style Equity Fund	0-9	2-12	5-15	7-17
Fixed Income Funds
RIC Russell Global Opportunistic Credit Fund	0-8	0-8	0-9	0-10
RIC Russell Investment Grade Bond Fund	15-25	0	0	0
RIF Core Bond Fund	31-41	30-40	10-20	0
International Equity Funds
RIC Russell Emerging Markets Fund	0-8	0-9	0-10	1-11
RIC Russell Global Equity Fund	2-12	4-14	8-18	8-18
RIF Non-U.S. Fund	3-13	9-19	13-23	17-27

*	Prospectus dated May 1, 2013.
**	Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.
***	Formerly, Russell U.S. Quantitative Equity Fund.
****	Formerly, Russell U.S. Growth Fund.

Notes to Financial Statements	35

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

2. Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2013 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U. S. tax return. At June 30, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2009 through December 31,

36	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

Notes to Financial Statements	37

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

3.	Investment Transactions

Securities

During the period ended June 30, 2013, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

Moderate Strategy Fund	$12,225,988	$7,109,913
Balanced Strategy Fund	23,344,968	11,449,937
Growth Strategy Fund	19,968,260	7,629,387
Equity Growth Strategy Fund	5,816,763	2,537,600

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The advisory fee of 0.20% and administrative fee of up to 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2013.

	Advisory	Administrative

Moderate Strategy Fund	$98,056	$24,506
Balanced Strategy Fund	268,547	67,114
Growth Strategy Fund	157,776	39,431
Equity Growth Strategy Fund	42,577	10,641

RIMCo has contractually agreed, until April 30, 2014, to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other Fund level direct expenses to the extent that direct Fund level expenses exceed 0.10% of the average daily net assets of the Fund on an annual basis. Direct Fund level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2013, RIMCo waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total

Moderate Strategy Fund	$98,056	$20,797	$118,853
Balanced Strategy Fund	268,547	6,114	274,661
Growth Strategy Fund	157,776	13,797	171,573
Equity Growth Strategy Fund	42,577	23,383	65,960

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

RFSC serves as the transfer and disbursing agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees paid by the Funds for the period ended June 30, 2013 were as follows:

Amount

Moderate Strategy Fund	$2,157
Balanced Strategy Fund	5,908
Growth Strategy Fund	3,471
Equity Growth Strategy Fund	937

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

38	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2013 were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Administration fees	$4,092	$11,182	$6,672	$1,808
Transfer agent fees	362	992	590	161
Trustee fees	149	330	136	58

	$4,603	$12,504	$7,398	$2,027

Board of Trustees

The Russell Fund Complex consists of RIC, which has 39 funds, RIF, which has 10 funds and Russell Exchange Traded Funds Trust (“RET”) which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $87,000 per year; each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

Transactions with Affiliated Companies (amounts in thousands)

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended June 30, 2013 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Moderate Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$2,193	$539	$892	$(54)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	3,741	1,010	190	1	9	—
RIC Russell Multi-Strategy Alternative Fund Class Y	2,987	286	132	(1)	—	—
RIF Global Real Estate Securities Fund	2,999	431	276	4	54	—
RIC Russell U.S. Defensive Equity Fund Class Y	3,967	115	378	37	10	—
RIC Russell U.S. Dynamic Equity Fund Class Y	1,986	118	222	15	2	—
RIF Aggressive Equity Fund	1,990	129	317	40	1	—
RIF Multi-Style Equity Fund	5,706	289	639	52	37	—
RIC Russell Global Opportunistic Credit Fund Class Y	1,991	250	53	—	37	—
RIC Russell Investment Grade Bond Fund Class Y	18,917	2,323	1,589	(39)	98	—
RIF Core Bond Fund	35,841	4,257	1,126	(32)	179	88
RIC Russell Emerging Markets Fund Class Y	3,515	1,539	103	(4)	—	—
RIC Russell Global Equity Fund Class Y	7,444	373	723	59	—	—
RIF Non-U.S. Fund	6,213	567	368	24	74	—

	$99,490	$12,226	$7,008	$102	$501	$88

Notes to Financial Statements	39

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Balanced Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$7,909	$1,815	$3,080	$(213)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	10,813	3,196	187	8	23	—
RIC Russell Multi-Strategy Alternative Fund Class Y	8,231	722	82	—	—	—
RIF Global Real Estate Securities Fund	7,964	689	284	12	147	—
RIC Russell U.S. Defensive Equity Fund Class Y	13,789	110	707	64	36	—
RIC Russell U.S. Dynamic Equity Fund Class Y	15,237	528	818	43	18	—
RIF Aggressive Equity Fund	11,347	401	840	80	6	—
RIF Multi-Style Equity Fund	26,344	563	1,311	111	169	—
RIC Russell Global Opportunistic Credit Fund Class Y	8,066	912	65	—	150	—
RIF Core Bond Fund	92,511	9,676	2,561	(37)	464	229
RIC Russell Emerging Markets Fund Class Y	11,843	4,061	57	(2)	—	—
RIC Russell Global Equity Fund Class Y	26,059	573	1,055	(8)	—	—
RIF Non-U.S. Fund	32,525	2,099	377	(32)	392	—

	$272,638	$25,345	$11,424	$26	$1,405	$229

Growth Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$7,567	$2,109	$2,291	$(168)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	8,491	2,622	93	1	18	—
RIC Russell Multi-Strategy Alternative Fund Class Y	6,574	845	77	(1)	—	—
RIF Global Real Estate Securities Fund	6,477	808	143	4	114	—
RIC Russell U.S. Defensive Equity Fund Class Y	9,026	247	242	9	23	—
RIC Russell U.S. Dynamic Equity Fund Class Y	10,653	680	519	25	13	—
RIF Aggressive Equity Fund	9,224	665	777	46	5	—
RIF Multi-Style Equity Fund	20,145	886	744	35	127	—
RIC Russell Global Opportunistic Credit Fund Class Y	6,469	1,007	37	—	118	—
RIF Core Bond Fund	22,391	3,271	1,856	(21)	110	53
RIC Russell Emerging Markets Fund Class Y	9,228	3,471	19	(1)	—	—
RIC Russell Global Equity Fund Class Y	21,164	1,063	819	(18)	—	—
RIF Non-U.S. Fund	25,471	2,294	116	(15)	295	—

	$162,880	$19,968	$7,733	$(104)	$823	$53

Equity Growth Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$2,050	$612	$679	$(49)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	2,325	800	80	2	5	—
RIC Russell Multi-Strategy Alternative Fund Class Y	2,242	354	66	(1)	—	—
RIF Global Real Estate Securities Fund	2,243	418	112	4	38	—
RIC Russell U.S. Defensive Equity Fund Class Y	2,440	82	97	4	6	—
RIC Russell U.S. Dynamic Equity Fund Class Y	4,220	218	147	7	5	—
RIF Aggressive Equity Fund	2,948	174	191	14	2	—
RIF Multi-Style Equity Fund	6,446	251	212	10	40	—
RIC Russell Global Opportunistic Credit Fund Class Y	1,653	319	527	18	30	—
RIC Russell Emerging Markets Fund Class Y	3,432	1,243	59	(1)	—	—
RIC Russell Global Equity Fund Class Y	5,729	279	152	3	—	—
RIF Non-U.S. Fund	8,568	1,067	212	(7)	99	—

	$44,296	$5,817	$2,534	$4	$225	$—

40	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

5.	Federal Income Taxes

At December 31, 2012, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryfowards and expiration dates are as follows:

			No Expiration
Funds	12/31/2017	12/31/2018	Short-Term	Long-Term	Totals

Balanced Strategy	$—	$293,385	$—	$—	$293,385
Growth Strategy	—	1,435,649	260,313	50,547	1,746,509
Equity Growth Strategy	215,835	720,380	—	145,785	1,082,000

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$94,052,646	$249,112,239	$147,458,932	$40,594,942

Unrealized Appreciation	5,842,452	24,843,985	16,774,420	3,867,329
Unrealized Depreciation	(404,976)	(1,317,843)	(1,353,740)	(166,440)

Net Unrealized Appreciation (Depreciation)	$5,437,476	$23,526,142	$15,420,680	$3,700,889

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2012 to December 31, 2012, and treat it as arising in the fiscal year 2013. As of December 31, 2012, realized capital losses were as follows:

Equity Growth Strategy Fund	$154,679

6.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the fund could result in reduced returns or additional borrowing costs. For the period ended June 30, 2013, the Funds did not borrow or loan through the interfund lending program.

7.	Record Ownership

As of June 30, 2013, the following table includes shareholders of record with greater than 10% of the total outstanding shares of the Funds:

	# of Shareholders	%

Moderate Strategy Fund	1	94.6
Balanced Strategy Fund	1	92.5
Growth Strategy Fund	1	89.9
Equity Growth Strategy Fund	2	97.5

8.	Subsequent Events

Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

Notes to Financial Statements	41

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts”) in which the Funds invest (the “Underlying Funds”) at a meeting held in person on April 18, 2013 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In preparing the Third-Party Information for the Agreement Evaluation Meeting, the third-party service provider initially changed its methodology for selection of the Expense Universe Comparable Funds from that used in prior years to exclude peer funds with distribution or shareholder servicing fees even though their investment objectives were generally comparable to the Funds’ objectives. In RIMCo’s judgment, this change in methodology arbitrarily resulted in a significant reduction in the number of funds in the Expense Universe and made the operating expense comparisons in the Third-Party Information less meaningful. After discussions with the Board’s independent Chair, RIMCo requested, and the third-party information provider furnished supplementally, the Third-Party Information reflecting the methodologies for selection of the Expense Universe Comparable Funds by the third-party service provider used in 2012. The Board focused on the supplemental Third-Party Information in conducting its evaluations. In general, the operating expense comparisons between the Funds and their Comparable Funds in the supplemental Third-Party Information were more favorable. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the RIMCo Agreement and portfolio management contracts is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

On April 9, 2013, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with Independent Counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. On April 17, 2013, the Independent Trustees met in person in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Agreement Evaluation Meeting is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Fund Counsel and Independent Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

42	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages the investment of each Underlying Fund’s cash and also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, Underlying Fund assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal with respect to the Underlying Funds is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative or transfer agent fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

Basis for Approval of Investment Advisory Contracts	43

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds or the Underlying Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

As noted above, RIMCo, in addition to managing the investment of each Underlying Fund’s cash, may directly manage a portion of certain Underlying Funds (the “Participating Underlying Funds”) pursuant to the RIMCo Agreement, the actual allocation being determined from time to time by the Participating Underlying Funds’ RIMCo portfolio managers. During 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Underlying Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Participating Underlying Funds. RIMCo monitors and assesses Participating Underlying Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Participating Underlying Fund characteristics consistent with the Funds’ investment objectives and strategies. Participating Underlying Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) or to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Participating Underlying Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Participating Underlying Fund’s assets directly managed by RIMCo, RIMCo may purchase common stocks, exchange-traded funds, exchange-traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Underlying Fund assets among Money Managers, increase Underlying Fund cash reserves, determine to not be fully invested, or adjust exposures through the cash equitization process. RIMCo’s Direct Management Services are not intended, and are not expected, to be a primary driver of Participating Underlying Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services in respect of Participating Underlying Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to Participating Underlying Fund assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Underlying Funds consequently may be increased incrementally. The Board, however, also considered the potential benefits of the Direct Management Services to Participating Underlying Funds and the Funds; the limited amount of assets that are managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate investment advisory fees paid by the Participating Underlying Funds are not increased as a result of RIMCo’s direct management of Participating Underlying Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory Fee which, compared with its Comparable Funds’ advisory fees on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.

44	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies by two insurance companies. At the Contract Renewal Meeting, RIMCo advised the Board that it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near or long term because of a declining interest by the insurance companies generally in variable insurance trusts, such as the Funds, as investment vehicles supporting their products. Notwithstanding this expectation, RIMCo expressed its belief that the Funds will remain viable in light of their cash inflows from current participating insurance companies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Underlying Funds, including the variability of Money Manager investment advisory fees.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and the Underlying Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds and the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds. RIMCo also noted that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and the Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund ranked in the fourth quintile of its Expense Universe. The total expenses for the Moderate Strategy Fund ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. The Board considered RIMCo’s explanation of the rankings and its advice that the Balanced Strategy Fund was less than 5 basis points from the third quintile of its Expense Universe. The Board also considered RIMCo’s explanation that administration fees and custodian fees contributed to the differential to the third quintile for the Growth Strategy Fund and the Equity Growth Strategy Fund. With respect to the Equity Growth Strategy Fund, the Board considered RIMCo’s explanation that the Fund has a higher equity allocation than its Comparable Funds and that Comparable Funds in the first quintile invested predominantly in passive (i.e., index) products with lower expense ratios than actively managed products, such as the Underlying Funds. Equity funds generally have higher expense ratios than fixed income funds. The higher equity allocation of the Equity Growth Strategy Fund, and resulting higher indirect expenses of the Underlying Fund investments, made meaningful comparisons with its Comparable Funds difficult. RIMCo advised the Board that its internal analysis based upon a more appropriate peer groups of its own selection showed improved comparative results.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying

Basis for Approval of Investment Advisory Contracts	45

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances and based upon RIMCo’s performance review of each Fund and Underlying Fund, the performance of each of the Funds would be consistent with continuation of the RIMCo Agreement. The Board, in assessing the performance of Funds and Underlying Funds with at least three years of performance history, focused upon performance for the 3-year period ended December 31, 2012 as most relevant but also considered the Funds’ and Underlying Funds’ performance for the 1- year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and the Underlying Funds generally, the Board, in addition to the factors described above, took into consideration the various steps taken by RIMCo during 2012 to enhance the performance of certain Underlying Funds, including a large number of changes in Money Managers and RIMCo’s implementation of its Direct Management Services which are not yet reflected in Participating Underlying Fund and Fund investment results.

With respect to the Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the second quintile of its Performance Universe for the 1-year period ended December 31, 2012, but was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended such date.

With respect to the Equity Growth Strategy Fund, the Third-Party Information showed that the performance of the Fund was ranked in the fourth quintile of its Performance Universe for the 1-, 3-, and 5-year periods ended December 31, 2012.

In explaining the periods of underperformance of the Funds relative to the Comparable Funds, RIMCo noted, among other things, that the performance of the Growth Strategy Fund and the Equity Growth Strategy Fund relative to each Fund’s respective Performance Universe was affected negatively by its notable exposure to listed infrastructure securities and commodities, both of which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and to enhance risk-adjusted returns compared to Comparable Funds, which generally have higher concentrations in equities as growth assets and RIMCo believes that the exposures remain appropriate because of the diversification benefits and potential for enhancing the Funds’ overall risk-adjusted returns.

In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009 that continue to impact relative performance for the 3- and 5-year periods ended December 31, 2012. The Board also considered the large number of Underlying Fund Money Manager changes that were made in 2012 and that the performance of Money Managers continues to impact Fund and Underlying Fund performances for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Underlying Funds was not yet reflected in the investment results of the Underlying Funds or the Funds.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Underlying Funds other than benefits from their soft dollar arrangements. The Agreement Evaluation Information described, and at the Agreement Evaluation Meeting the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration

46	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Underlying Funds and percentage of Underlying Fund transactions effected pursuant to the soft-dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Underlying Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions. At the Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2013 meeting, with each recommended termination to become effective on a date following the Agreement Evaluation Meeting. Notwithstanding these planned terminations, RIMCo recommended that each Money Manager be retained at its current fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Subsequently, the Board of Trustees received a proposal from RIMCo at a meeting held on May 21, 2013, to effect Money Manager changes for the Russell Investment Company Russell Global Equity and Russell Multi-Strategy Alternative Funds . In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the Agreement Evaluation Meeting as to the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	47

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

48	Shareholder Requests for Additional Information

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2013 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Until successor is chosen and qualified by Trustees Appointed until successor is duly elected and qualified	• President and CEO RIC, RIF and RET • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Director, RIMCo • Chairman of the Board and President, Russell Insurance Agency, Inc. (“RIA”) (insurance agency) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)	50	None

##Daniel P.Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003	Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company) • Chairman of the Audit Committee, RIF and RIF from 2005 to 2011.	50	None

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore classified as an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers	49

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
###Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA (charitable organization)	50	None
INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilites) • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services)	50	• Director, Avista Corp (electric utilities); • Trustee, Principal Investors Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified.	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	50	• Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)

Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified.	• Vice Chairman of the Board, Simpson Investment Company (paper and forest products) • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

*	Each Trustee is subject to mandatory retirement at age 72.
###	Mr. Fine is classified as an Interested Trustee due to Ms. Cavanaugh’s service on the Board of Directors of the United Way of King County (“UWKC”) and in light of charitable contributions made by Russell Investments to UWKC.

50	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005 Chairman of the Audit Committee, since 2012	Appointed until successor is duly elected and qualified.	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds (investment company) • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None
TRUSTEE EMERITUS
** George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None
*	Each Trustee is subject to mandatory retirement at age 72.
**	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	51

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC • 2005-2011 Chief Compliance Officer, RIMCo

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•  CEO, U.S. Private Client Services, Russell Investments

•  President and CEO, RIC, RIF and RET

•  Chairman of the Board, Co-President and CEO, RFS

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•  2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET

•  Head of North America Operations, Russell Investments

•  May 2009 to October 2011, Global Head of Fund Operations, Russell Investments

•  1999 to May 2009, Director, Funds Administration, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees

•  Global Chief Investment Officer, Russell Investments

•  Chief Investment Officer, RIC and RIF

•  Director, FRC

•  Chairman of the Board, President and CEO, RIMCo

•  1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden Albaneze, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments • Secretary, RIMCo, RFSC and RFS • Secretary and Chief Legal Officer, RIC, RIF and RET • 1999 to 2010 Assistant Secretary, RIC and RIF

52	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Daniel P. Connealy

Jonathan Fine

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Cheryl Burgermeister

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden Albaneze, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

One International Place, 40th Floor,

100 Oliver Street

Boston, MA 02110-2605

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

Adviser and Service Providers	53

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-188

2013 SEMI-ANNUAL REPORT

Russell

Investment Funds

LifePoints® Funds Variable Target Portfolio Series

JUNE 30, 2013

FUND

Conservative Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2013 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Conservative Strategy Fund

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2013	$1,000.00	$1,000.00
Ending Account Value
June 30, 2013	$997.00	$1,024.30
Expenses Paid During Period*	$0.50	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Conservative Strategy Fund	3

Russell Investment Funds

Conservative Strategy Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.7%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 7.9%
RIC Russell Commodity Strategies Fund Class Y	1,989	17
RIC Russell Global Infrastructure Fund Class Y	2,533	28
RIC Russell Multi-Strategy Alternative Fund Class Y	2,288	23
RIF Global Real Estate Securities Fund	1,491	23

		91

Domestic Equities - 7.1%
RIC Russell U.S. Defensive Equity Fund Class Y	774	29
RIC Russell U.S. Dynamic Equity Fund Class Y	1,033	11
RIF Multi-Style Equity Fund	2,359	41

		81

Fixed Income - 78.3%
RIC Russell Global Opportunistic Credit Fund Class Y	2,272	23
RIC Russell Investment Grade Bond Fund Class Y	10,382	225
RIC Russell Short Duration Bond Fund Class Y	10,880	210
RIF Core Bond Fund	41,769	438

		896

	Shares	Fair Value $
International Equities - 7.4%
RIC Russell Global Equity Fund Class Y	5,105	51
RIF Non-U.S. Fund	3,267	34

		85

Total Investments - 100.7% (identified cost $1,131)		1,153

Other Assets and Liabilities, Net - (0.7%)		(8)

Net Assets - 100.0%		1,145

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Categories	% of Net Assets
Alternative Funds	7.9
Domestic Equities	7.1
Fixed Income	78.3
International Equities	7.4

Total Investments	100.7
Other Assets and Liabilities, Net	(0.7)

100.0

See accompanying notes which are an integral part of the financial statements.

4	Conservative Strategy Fund

Russell Investment Funds

Conservative Strategy Fund

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,131
Investments, at fair value	1,153
Receivables:
From affiliates	4

Total assets	1,157

Liabilities
Payables:
Accrued fees to affiliates	—	*
Other accrued expenses	12

Total liabilities	12

Net Assets	$1,145

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1
Unrealized appreciation (depreciation) on investments	22
Shares of beneficial interest	1
Additional paid-in capital	1,121

Net Assets	$1,145

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$9.87
Net assets	$1,145,489
Shares outstanding ($.01 par value)	116,104

(#)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.
*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	5

Russell Investment Funds

Conservative Strategy Fund

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$7

Expenses
Advisory fees	1
Administrative fees	— *
Custodian fees	8
Transfer agent fees	— *
Professional fees	15
Trustees’ fees	— *
Printing fees	2
Miscellaneous	3

Expenses before reductions	29
Expense reductions	(28)

Net expenses	1

Net investment income (loss)	6

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1
Capital gain distributions from Underlying Funds	1

Net realized gain (loss)	2
Net change in unrealized appreciation (depreciation) on investments	(13)

Net realized and unrealized gain (loss)	(11)

Net Increase (Decrease) in Net Assets from Operations	$(5)

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

6	Conservative Strategy Fund

Russell Investment Funds

Conservative Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6	$32
Net realized gain (loss)	2	10
Net change in unrealized appreciation (depreciation)	(13)	49

Net increase (decrease) in net assets from operations	(5)	91

Distributions
From net investment income	(5)	(32)
From net realized gain	(6)	(11)

Net decrease in net assets from distributions	(11)	(43)

Share Transactions*
Net increase (decrease) in net assets from share transactions	123	16

Total Net Increase (Decrease) in Net Assets	107	64

Net Assets
Beginning of period	1,038	974

End of period	$1,145	$1,038

Undistributed (overdistributed) net investment income included in net assets	$1	$—

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	11	$113	63	$621
Proceeds from reinvestment of distributions	1	11	4	43
Payments for shares redeemed	—	(1)	(65)	(648)

Total increase (decrease)	12	$123	2	$16

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	7

Russell Investment Funds

Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
June 30, 2013(1)	10.00	.06	(.09)	(.03)	(.05)	(.05)	(.10)
December 31, 2012	9.59	.31	.53	.84	(.32)	(.11)	(.43)
December 31, 2011(2)	10.00	.29	(.49)	(.20)	(.21)	— (g)	(.21)

See accompanying notes which are an integral part of the financial statements.

8	Conservative Strategy Fund

$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
9.87	(.30)	1,145	5.17	.10	.55	7
10.00	8.85	1,038	4.80	.10	3.14	73
9.59	(1.96)	974	18.39	.10	3.10	5

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2013 (Unaudited)

(1)	For the period ended June 30, 2013 (Unaudited).
(2)	For the period May 3, 2011 (commencement of operations) to December 31, 2011.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”).
(g)	Less than $.01 per share.
(h)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

See accompanying notes which are an integral part of the financial statements.

10	Notes to Financial Highlights

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2013 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on the Conservative Strategy Fund (the “Fund”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. The Fund is offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Fund is a “fund of funds” which diversifies its assets by investing in Shares of several other Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). The Fund seeks to achieve its specific investment objective by investing in combinations of Underlying Funds. The Fund currently intends to invest only in the Underlying Funds. The Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to the Underlying Funds in which the Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Fund may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Fund’s allocations to underlying alternative funds, underlying domestic equity funds, underlying fixed income funds, and underlying international equity funds.

Asset Allocation Targets as of May 1, 2013*

Underlying Funds	Conservative Strategy Fund

Alternative Funds**
RIC Russell Commodity Strategies Fund	0-7%
RIC Russell Global Infrastructure Fund	0-7
RIC Russell Multi-Strategy Alternative Fund	0-7
RIF Global Real Estate Securities Fund	0-7
Domestic Equity Funds
RIC Russell U.S. Defensive Equity Fund ***	0-8
RIC Russell U.S. Dynamic Equity Fund ****	0-6
RIF Multi-Style Equity Fund	0-7
Fixed Income Funds
RIC Russell Global Opportunistic Credit Fund	0-7
RIC Russell Investment Grade Bond Fund	15-25
RIC Russell Short Duration Bond Fund	13-23
RIF Core Bond Fund	33-43
International Equity Funds
RIC Russell Global Equity Fund	0-9
RIF Non-U.S. Fund	0-9

*	Prospectus dated May 1, 2013.
**	Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.
***	Formerly, Russell U.S. Quantitative Equity Fund.
****	Formerly, Russell U.S. Growth Fund.

Notes to Financial Statements	11

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

The levels associated with valuing the Fund’s investments for the period ended June 30, 2013 were Level 1.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.
Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, the Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Fund.

The Fund files a U.S. tax return. At June 30, 2013, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending December 31, 2009 through December 31, 2011, no

12	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund complies with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Fund’s liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Fund will vary.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

Notes to Financial Statements	13

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

3.	Investment Transactions

Securities

During the period ended June 30, 2013, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

Conservative Strategy Fund	$203,506	$83,338

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo advises the Fund and Russell Fund Services Company (“RFSC”) is the Fund’s administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The advisory fee of 0.20% and administrative fee of up to 0.05% are based upon the average daily net assets of the Fund and are payable monthly. The following shows the total amount of each of these fees paid by the Fund for the period ended June 30, 2013.

	Advisory	Administrative

Conservative Strategy Fund	$1,116	$279

RIMCo has contractually agreed, until April 30, 2014, to waive up to the full amount of its 0.20% advisory fee and then reimburse the Fund for other direct Fund level expenses to the extent that direct Fund level expenses exceed 0.10% of the average daily net assets of the Fund on an annual basis. Direct Fund level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2013, RIMCo waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total

Conservative Strategy Fund	$1,116	$27,178	$28,294

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Fund for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees paid by the Fund for the period ended June 30, 2013, were as follows:

Amount

Conservative Strategy Fund	$25

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2013 were as follows:

Conservative Strategy Fund

Administration fees	$47
Transfer agent fees	4
Trustee fees	51

$102

14	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

Board of Trustees

The Russell Fund Complex consists of RIC, which has 39 funds, RIF, which has 10 funds and Russell Exchange Traded Funds Trust (“RET”) which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $87,000 per year; each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Fund’s valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

Transactions with Affiliated Companies (amounts in thousands)

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended June 30, 2013 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Conservative Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$17	$5	$7	$—	$—	$—
RIC Russell Global Infrastructure Fund Class Y	28	8	1	—	—	—
RIC Russell Multi-Strategy Alternative Fund Class Y	23	3	1	—	—	—
RIF Global Real Estate Securities Fund	23	3	1	—	1	—
RIC Russell U.S. Defensive Equity Fund Class Y	29	2	3	—	—	—
RIC Russell U.S. Dynamic Equity Fund Class Y	11	1	1	—	—	—
RIF Multi-Style Equity Fund	41	8	4	—	—	—
RIC Russell Global Opportunistic Credit Fund Class Y	23	15	12	—	1	—
RIC Russell Investment Grade Bond Fund Class Y	225	30	6	—	1	—
RIC Russell Short Duration Bond Fund Class Y	210	40	15	—	2	—
RIF Core Bond Fund	438	81	25	—	2	1
RIC Russell Global Equity Fund Class Y	51	4	4	1	—	—
RIF Non-U.S. Fund	34	4	2	—	—	—

	$1,153	$204	$82	$1	$7	$1

5.	Federal Income Taxes

At December 31, 2012, the Fund did not have any capital loss carryforwards. Should the Fund have capital loss carryforwards, they may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Conservative Strategy Fund

Cost of Investments	$1,132,669

Unrealized Appreciation	$32,578
Unrealized Depreciation	(12,528)

Net Unrealized Appreciation (Depreciation)	$20,050

Notes to Financial Statements	15

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

6.	Interfund Lending Program

The Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). The Fund may borrow money from another fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Fund could result in reduced returns or additional borrowing costs. For the period ended June 30, 2013, the Fund did not borrow or loan through the interfund lending program.

7.	Record Ownership

As of June 30, 2013, the following table includes shareholders of record with greater than 10% of the total outstanding shares of the Fund.

	# of Shareholders	%

Conservative Strategy Fund	1	100.0

8.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

16	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts”) in which the Fund invests (the “Underlying Funds”) at a meeting held in person on April 18, 2013 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund’s and Underlying Funds’ shares, management of the Fund and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Fund and the Underlying Funds. In the case of the Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In preparing the Third-Party Information for the Agreement Evaluation Meeting, the third-party service provider initially changed its methodology for selection of the Expense Universe Comparable Funds from that used in prior years to exclude peer funds with distribution or shareholder servicing fees even though their investment objectives were generally comparable to the Fund’s objectives. In RIMCo’s judgment, this change in methodology arbitrarily resulted in a significant reduction in the number of funds in the Expense Universe and made the operating expense comparisons in the Third-Party Information less meaningful. After discussions with the Board’s independent Chair, RIMCo requested, and the third-party information provider furnished supplementally, the Third-Party Information reflecting the methodologies for selection of the Expense Universe Comparable Funds by the third-party service provider used in 2012. The Board focused on the supplemental Third-Party Information in conducting its evaluations. In general, the operating expense comparisons between the Funds and their Comparable Funds in the supplemental Third-Party Information were more favorable. In the case of the Fund, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the RIMCo Agreement and portfolio management contracts is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Fund and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Fund and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

On April 9, 2013, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with Independent Counsel at which no representatives of RIMCo or the Fund’s management were present and, on the basis of that review, requested additional Agreement Evaluation Information. On April 17, 2013, the Independent Trustees met in person in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Agreement Evaluation Meeting as part of this review encompassed the Fund and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Agreement Evaluation Meeting is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Fund Counsel and Independent Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

Basis for Approval of Investment Advisory Contracts	17

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of the Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of the Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages the investment of each Underlying Fund’s cash and also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, Underlying Fund assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal with respect to the Underlying Funds is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Fund and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Fund or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of the Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of the Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

•	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

•

The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

•

Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative or transfer agent fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

18	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

•	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

•	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Fund, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Fund’s operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Fund during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Fund or the Underlying Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Fund, the Underlying Funds and RIMCo with the Fund’s Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Fund or the Underlying Funds.

As noted above, RIMCo, in addition to managing the investment of each Underlying Fund’s cash, may directly manage a portion of certain Underlying Funds (the “Participating Underlying Funds”) pursuant to the RIMCo Agreement, the actual allocation being determined from time to time by the Participating Underlying Funds’ RIMCo portfolio managers. During 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Underlying Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Participating Underlying Funds. RIMCo monitors and assesses Participating Underlying Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Participating Underlying Fund characteristics consistent with the Funds’ investment objectives and strategies. Participating Underlying Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) or to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Participating Underlying Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Participating Underlying Fund’s assets directly managed by RIMCo, RIMCo may purchase common stocks, exchange-traded funds, exchange-traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Underlying Fund assets among Money Managers, increase Underlying Fund cash reserves, determine to not be fully invested, or adjust exposures through the cash equitization process. RIMCo’s Direct Management Services are not intended, and are not expected, to be a primary driver of Participating Underlying Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services in respect of Participating Underlying Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to Participating Underlying Fund assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Underlying Funds consequently may be increased incrementally. The Board, however, also considered the potential benefits of the Direct Management Services to Participating Underlying Funds and the Fund; the limited amount of assets that are managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate investment advisory fees paid by the Participating Underlying Funds are not increased as a result of RIMCo’s direct management of Participating Underlying Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Fund’s and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Fund’s Advisory Fees with the advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Fund had an Advisory Fee which, compared with its Comparable Funds’ advisory fees on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.

Basis for Approval of Investment Advisory Contracts	19

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of the Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered the Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

The Board considered for the Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for the Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Fund is distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Fund is made available to holders of such insurance policies by two insurance companies. At the Contract Renewal Meeting, RIMCo advised the Board that it does not expect that additional insurance companies will make the Fund available to their variable annuity or variable life insurance policyholders in the near or long term because of a declining interest by the insurance companies generally in variable insurance trusts, such as the Fund, as investment vehicles supporting their products. Notwithstanding this expectation, RIMCo expressed its belief that the Fund will remain viable in light of their cash inflows from current participating insurance companies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for the Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Fund available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Underlying Funds, including the variability of Money Manager investment advisory fees.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Fund and the Underlying Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Fund and the Underlying Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Fund and the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Fund and the Underlying Funds. RIMCo also noted that since the Fund and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Fund and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Fund and Underlying Funds and all of the Fund’s and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Fund and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Fund’s total expenses, the Third-Party Information showed that the total expenses for the Fund were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among funds in the Expense Universe.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of the Fund and each Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or Underlying Funds; (2) the relative expense ratio of the Fund and each Underlying Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund or the Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances and based upon RIMCo’s performance review of the Fund and each Underlying Fund, the performance of the Fund would be consistent with continuation of the RIMCo Agreement. The Board, in assessing the performance of the Fund, focused upon performance for the 1-year period ended December 31, 2012. In assessing the performance

20	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

of the Underlying Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2012 as most relevant but also considered the Underlying Funds’ performance for the 1- year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Fund and the Underlying Funds generally, the Board took into consideration the various steps taken by RIMCo during 2012 to enhance the performance of certain Underlying Funds, including a large number of changes in Money Managers and RIMCo’s implementation of its Direct Management Services which are not yet reflected in Participating Underlying Fund and Fund investment results.

The Third-Party Information showed that for the one-year period ended December 31, 2012, the Fund’s performance was ranked in the third quintile of its Performance Universe and the Agreement Evaluation Information showed that the Fund outperformed relative to its benchmark for the period.

In evaluating performance, the Board considered the Fund’s and each Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to the Fund’s performance relative to its Comparable Funds. In assessing the Fund’s performance relative to its Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner. The Board also took into account the number of Underlying Fund Money Manager changes that were made in 2012; and that the performance of Money Managers continues to impact Fund and Underlying Fund performances for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Underlying Funds was not yet reflected in the investment results of the Underlying Funds or the Fund.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager.

The Board received reports during the course of the year from the Fund’s CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Underlying Funds other than benefits from their soft dollar arrangements. The Agreement Evaluation Information described, and at the Agreement Evaluation Meeting the Fund’s CCO discussed, oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Underlying Funds and percentage of Underlying Fund transactions effected pursuant to the soft-dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Underlying Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions. At the Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2013 meeting, with each recommended termination to become effective on a date following the Agreement Evaluation Meeting. Notwithstanding these planned terminations, RIMCo recommended that each Money Manager be retained at its current fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by the Fund and each Underlying Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory

Basis for Approval of Investment Advisory Contracts	21

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of the Fund and each Underlying Fund.

Subsequently, the Board of Trustees received a proposal from RIMCo at a meeting held on May 21, 2013, to effect Money Manager changes for the Russell Investment Company Russell Global Equity and Russell Multi-Strategy Alternative Funds. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the Agreement Evaluation Meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

22	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	23

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2013

(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Until successor is chosen and qualified by Trustees Appointed until successor is duly elected and qualified	• President and CEO RIC, RIF and RET • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Director, RIMCo • Chairman of the Board and President, Russell Insurance Agency, Inc. (“RIA”) (insurance agency) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)	50	None

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

24	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
## Daniel P. Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003	Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company) • Chairman of the Audit Committee, RIC and RIF from 2005 to 2011.	50	None

### Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA (charitable organization)	50	None

*	Each Trustee is subject to mandatory retirement at age 72.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore classified as an Interested Trustee.
###	Mr. Fine is classified as an Interested Trustee due to Ms. Cavanaugh’s service on the Board of Directors of the United Way of King County (“UWKC”) and in light of charitable contributions made by Russell Investments to UWKC.

INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services)	50	• Director, Avista Corp (electric utilities); • Trustee, Principal Investors Funds (inves tment company); • Trustee, Principal Variable Contracts Funds (inves tment company)

Disclosure of Information about Fund Trustees and Officers	25

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister, Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified.	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	50	Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)

Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified.	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005 Chairman of the Audit Committee, since 2012	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds (investment company) • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

26	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
** George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

**	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	27

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC • 2005-2011 Chief Compliance Officer, RIMCo

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•  CEO, U.S. Private Client Services, Russell Investments

•  President and CEO, RIC, RIF and RET

•  Chairman of the Board, Co-President and CEO, RFS

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•  2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET

•  Head of North America Operations, Russell Investments

•  May 2009 to October 2011, Global Head of Fund Operations, Russell Investments

•  1999 to May 2009, Director, Funds Administration, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees

•  Global Chief Investment Officer, Russell Investments

•  Chief Investment Officer, RIC and RIF

•  Director, FRC

•  Chairman of the Board, President and CEO, RIMCo

•  1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden Albaneze, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, FRC • Secretary, RIMCo, RFSC and RFS • Secretary and Chief Legal Officer, RIC, RIF and RET • 1999 to 2010 Assistant Secretary, RIC and RIF

28	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Jonathan Fine

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Cheryl Burgermeister

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden Albaneze, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

One International Place, 40th Floor,

100 Oliver Street

Boston, MA 02110-2605

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers	29

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-432

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 26, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 26, 2013